UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21979
Nuveen Investment Trust V

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917‑7700

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report February 28, 2025

Nuveen Flexible Income Fund
Class A Shares/NWQAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Flexible Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$49	0.96%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$916,972,067

Total number of portfolio holdings	162

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report February 28, 2025

Nuveen Flexible Income Fund
Class C Shares/NWQCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Flexible Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$86	1.71%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$916,972,067

Total number of portfolio holdings	162

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report February 28, 2025

Nuveen Flexible Income Fund
Class R6 Shares/NQWFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Flexible Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$33	0.65%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$916,972,067

Total number of portfolio holdings	162

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report February 28, 2025

Nuveen Flexible Income Fund
Class I Shares/NWQIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Flexible Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$36	0.71%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$916,972,067

Total number of portfolio holdings	162

Portfolio turnover (%)	14%

1	continued>>

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report February 28, 2025

Nuveen Preferred Securities and Income Fund
Class A Shares/NPSAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$51	1.00%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$4,885,600,677

Total number of portfolio holdings	241

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report February 28, 2025

Nuveen Preferred Securities and Income Fund
Class C Shares/NPSCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$89	1.75%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$4,885,600,677

Total number of portfolio holdings	241

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report February 28, 2025

Nuveen Preferred Securities and Income Fund
Class R6 Shares/NPSFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$35	0.68%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$4,885,600,677

Total number of portfolio holdings	241

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report February 28, 2025

Nuveen Preferred Securities and Income Fund
Class I Shares/NPSRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$38	0.75%

Fund Statistics (as of February 28, 2025)

Fund net assets	$4,885,600,677

Total number of portfolio holdings	241

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of February 28, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Portfolio of Investments February 28, 2025

Credit Income

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM INVESTMENTS - 95.2%
		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 4.8%
		AUTOMOBILES & COMPONENTS - 0.2%
$175,000	(a),(b)	General Motors Financial Co Inc	5.700%	N/A	$ 169,452
		TOTAL AUTOMOBILES & COMPONENTS			169,452

		BANKS - 0.2%
200,000	(a),(c)	Banque Ouest Africaine de Developpement	8.200	02/13/55	202,340
		TOTAL BANKS			202,340

		ENERGY - 1.7%
375,000		Enbridge Inc	8.500	01/15/84	415,648
185,000	(b)	Energy Transfer LP	6.500	N/A	185,276
160,000	(c)	South Bow Canadian Infrastructure Holdings Ltd	7.625	03/01/55	164,444
312,000	(c)	South Bow Canadian Infrastructure Holdings Ltd	7.500	03/01/55	321,497
800,000	(b),(c)	Venture Global LNG Inc	9.000	N/A	813,687
		TOTAL ENERGY			1,900,552

		FINANCIAL SERVICES - 0.2%
150,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.950	03/10/55	154,586
		TOTAL FINANCIAL SERVICES			154,586

		INSURANCE - 0.3%
360,000		Enstar Finance LLC	5.750	09/01/40	357,993
		TOTAL INSURANCE			357,993

		MEDIA & ENTERTAINMENT - 0.4%
430,000		Paramount Global	6.375	03/30/62	417,784
		TOTAL MEDIA & ENTERTAINMENT			417,784

		TELECOMMUNICATION SERVICES - 0.3%
368,000		Rogers Communications Inc	7.125	04/15/55	370,163
		TOTAL TELECOMMUNICATION SERVICES			370,163

		UTILITIES - 1.5%
344,000	(c)	AltaGas Ltd	7.200	10/15/54	344,314
290,000	(b)	Edison International	5.375	N/A	278,440
250,000		EUSHI Finance Inc	7.625	12/15/54	261,506
180,000	(b),(c)	NRG Energy Inc	10.250	N/A	200,771
375,000		PG&E Corp	7.375	03/15/55	370,618
230,000	(b),(c)	Vistra Corp	8.875	N/A	246,353
		TOTAL UTILITIES			1,702,002

		TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED (Cost $5,172,678)			5,274,872

SHARES		DESCRIPTION	RATE		VALUE
		$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.3%
		FINANCIAL SERVICES - 0.3%
12,550		Synchrony Financial	8.250		321,280
		TOTAL FINANCIAL SERVICES			321,280

		TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED (Cost $319,473)			321,280

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		ASSET-BACKED SECURITIES - 9.9%
1,000,000	(c)	Affirm Asset Securitization Trust 2024-B, 2024 B	7.350	09/15/29	1,006,395
1,000,000	(c)	Affirm Master Trust, 2025 1A	7.180	02/15/33	1,003,056
2,500	(c),(d)	Carvana Auto Receivables Trust 2021-P2, 2021 P2	0.000	05/10/28	407,500
675,000	(c),(e)	CIFC Funding 2022-II Ltd, 2022 2A, (TSFR3M + 4.750%)	9.066	04/19/35	677,332
500,000	(c)	Frontier Issuer LLC, 2023 1	11.500	08/20/53	533,004
500,000	(c),(e)	GoldentTree Loan Management US CLO 1 Ltd, 2021 11A, (LIBOR 3 M + 7.762%)	8.563	10/20/34	493,503
500,000	(c)	Hertz Vehicle Financing III LLC, 2024 1A	9.220	01/25/29	517,551
750,000	(c)	Hotwire Funding LLC, 2024 1A	9.188	06/20/54	790,240
1,525,000	(c),(d)	Mosaic Solar Loan Trust 2019-2, 2019 2A	0.000	09/20/40	556,625
500,000	(c)	Oportun Issuance Trust 2024-2, 2024 2	10.470	02/09/32	513,985

4	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		ASSET-BACKED SECURITIES (continued)
$ 750,000	(c),(e)	Thayer Park CLO Ltd, 2017 1A, (TSFR3M + 9.132%)	1.000%	04/20/34	$ 702,188
1,000,000	(c)	Uniti Fiber Abs Issuer Llc, 2025 1A	9.120	04/20/55	1,043,734
482,220	(c)	VR Funding LLC, 2020 1A	6.420	11/15/50	471,578
1,000,000	(c)	Zayo Issuer LLC, 2025 1A	8.659	03/20/55	1,033,428
1,000,000	(c)	Ziply Fiber Issuer LLC, 2024 1A	11.170	04/20/54	1,084,414
		TOTAL ASSET-BACKED SECURITIES (Cost $11,348,770)			10,834,533

SHARES		DESCRIPTION			VALUE
		COMMON STOCKS - 0.0%
		TRANSPORTATION - 0.0%
8,907	(d),(f)	Jack Cooper Enterprises Inc			89
		TOTAL TRANSPORTATION			89

		TOTAL COMMON STOCKS (Cost $–)			89

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CORPORATE BONDS - 54.0%
		AUTOMOBILES & COMPONENTS - 1.6%
125,000	(c)	Clarios Global LP / Clarios US Finance Co	6.750	02/15/30	127,891
250,000	(a)	Goodyear Tire & Rubber Co/The	5.250	07/15/31	232,078
830,000	(c)	IHO Verwaltungs GmbH	8.000	11/15/32	838,524
510,000	(c)	Phinia Inc	6.625	10/15/32	512,906
		TOTAL AUTOMOBILES & COMPONENTS			1,711,399

		BANKS - 1.5%
200,000	(b)(g)	Banco Bilbao Vizcaya Argentaria SA	9.375	N/A	220,305
200,000	(b),(c)(g)	Banco Mercantil del Norte SA/Grand Cayman	6.625	N/A	181,827
200,000	(g)	Bancolombia SA	8.625	12/24/34	210,635
300,000	(b)(g)	Barclays PLC	8.000	N/A	312,391
200,000	(c)(g)	BBVA Bancomer SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625	02/11/35	204,292
300,000	(b),(c)(g)	Intesa Sanpaolo SpA	7.700	N/A	299,701
200,000	(c)	Yapi ve Kredi Bankasi AS	7.250	03/03/30	200,117
		TOTAL BANKS			1,629,268

		CAPITAL GOODS - 1.5%
400,000	(c)	Dcli Bidco LLC	7.750	11/15/29	417,600
100,000	(c)	Efesto Bidco S.p.A Efesto US LLC	7.500	02/15/32	99,270
160,000	(c)	Goat Holdco LLC	6.750	02/01/32	159,930
200,000	(a),(c)	IHS Holding Ltd	8.250	11/29/31	199,856
250,000	(c)	Quikrete Holdings Inc	6.375	03/01/32	253,628
250,000	(c)	TransDigm Inc	6.875	12/15/30	256,523
240,000	(c),(h)	WESCO Distribution Inc	6.375	03/15/33	242,235
		TOTAL CAPITAL GOODS			1,629,042

		COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
630,000	(c)	RR Donnelley & Sons Co	9.500	08/01/29	645,996
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			645,996

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
313,374	(c)	Carvana Co, (cash 12.000%, PIK 12.000%)	9.000	12/01/28	324,600
379,125	(c)	Carvana Co, (cash 13.000%, PIK 13.000%)	9.000	06/01/30	402,462
550,000		Kohl’s Corp	4.625	05/01/31	428,867
200,000	(c)	LCM Investments Holdings II LLC	8.250	08/01/31	211,076
475,000	(c)	Macy’s Retail Holdings LLC	6.125	03/15/32	453,107
952,000	(c)	Michaels Cos Inc/The	7.875	05/01/29	581,107
325,000	(c)	Staples Inc	10.750	09/01/29	310,379
225,000	(c)	Veritiv Operating Co	10.500	11/30/30	244,686
250,000	(c)	Wayfair LLC	7.250	10/31/29	253,904
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			3,210,188

See Notes to Financial Statements	5

Portfolio of Investments February 28, 2025 (continued)

Credit Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CONSUMER DURABLES & APPAREL - 1.3%
$575,000	(c)	CD&R Smokey Buyer Inc	9.500%	10/15/29	$ 564,938
275,000	(c)	Champ Acquisition Corp	8.375	12/01/31	288,875
525,000	(c)	S&S Holdings LLC	8.375	10/01/31	523,328
		TOTAL CONSUMER DURABLES & APPAREL			1,377,141

		CONSUMER SERVICES - 1.4%
365,000	(a),(c)	Caesars Entertainment Inc	6.000	10/15/32	355,920
200,000		Fortune Star BVI Ltd, Reg S	8.500	05/19/28	204,674
450,000	(a),(c)	Motion Bondco DAC	6.625	11/15/27	441,063
100,000	(c)	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp	6.625	02/01/33	99,878
200,000	(c)	Studio City Finance Ltd	6.500	01/15/28	196,984
215,000	(c)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp	6.250	03/15/33	214,520
		TOTAL CONSUMER SERVICES			1,513,039

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
190,000	(c),(h)	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	6.250	03/15/33	192,369
		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			192,369

		ENERGY - 7.8%
195,000	(c)	Archrock Partners LP / Archrock Partners Finance Corp	6.625	09/01/32	197,396
500,000	(c)	Baytex Energy Corp	7.375	03/15/32	488,801
440,244	(c)	Borr IHC Ltd / Borr Finance LLC	10.000	11/15/28	437,602
350,000	(c)	CNX Resources Corp	7.250	03/01/32	358,497
500,000	(c)	Coronado Finance Pty Ltd	9.250	10/01/29	505,974
250,000	(c)	Delek Logistics Partners LP / Delek Logistics Finance Corp	8.625	03/15/29	262,071
200,000		Ecopetrol SA	7.750	02/01/32	198,295
265,000		Genesis Energy LP / Genesis Energy Finance Corp	8.000	05/15/33	267,659
200,000		Genesis Energy LP / Genesis Energy Finance Corp	7.875	05/15/32	201,219
200,000	(c)	Geopark Ltd	8.750	01/31/30	195,936
500,000	(c)	Global Partners LP / GLP Finance Corp	8.250	01/15/32	520,863
200,000	(c)	Gran Tierra Energy Inc	9.500	10/15/29	185,501
375,000	(c)	Harvest Midstream I LP	7.500	05/15/32	393,059
450,000	(c)	Hilcorp Energy I LP / Hilcorp Finance Co	8.375	11/01/33	470,228
300,000	(c)	Indika Energy Tbk PT	8.750	05/07/29	307,571
300,000	(c)	Kosmos Energy Ltd	7.750	05/01/27	293,597
150,000	(c)	Matador Resources Co	6.250	04/15/33	147,383
290,000	(c)	Noble Finance II LLC	8.000	04/15/30	293,049
295,000	(c)	PBF Holding Co LLC / PBF Finance Corp	7.875	09/15/30	282,673
200,000	(c)	Raizen Fuels Finance SA	6.700	02/25/37	200,234
275,000	(c)	Shelf Drilling Holdings Ltd	9.625	04/15/29	243,320
75,000	(c)	Talos Production Inc	9.375	02/01/31	77,176
350,000	(c)	Talos Production Inc	9.000	02/01/29	361,939
280,000	(c)	TransMontaigne Partners LLC	8.500	06/15/30	284,051
113,462	(c)	Transocean Aquila Ltd	8.000	09/30/28	116,124
300,000	(c)	Transocean Inc	8.250	05/15/29	295,875
255,000	(c)	USA Compression Partners LP / USA Compression Finance Corp	7.125	03/15/29	262,072
500,000	(c)	Venture Global LNG Inc	9.875	02/01/32	546,841
200,000	(c)	YPF SA	8.250	01/17/34	202,660
		TOTAL ENERGY			8,597,666

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
728,000	(a)	MPT Operating Partnership LP / MPT Finance Corp	5.000	10/15/27	655,172
120,000	(c)	MPT Operating Partnership LP / MPT Finance Corp	8.500	02/15/32	123,131
475,000	(c)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	6.500	02/15/29	441,365
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			1,219,668

		FINANCIAL SERVICES - 6.2%
600,000	(c)	Azorra Finance Ltd	7.750	04/15/30	609,619
350,000	(b)(g)	Deutsche Bank AG	6.000	N/A	348,926
750,000	(c)	Encore Capital Group Inc	8.500	05/15/30	789,251
420,000	(c)	Freedom Mortgage Holdings LLC	8.375	04/01/32	420,000
310,000	(c)	Icahn Enterprises LP / Icahn Enterprises Finance Corp	10.000	11/15/29	315,061
450,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp	9.000	06/15/30	442,155
200,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.375	02/01/29	171,995
250,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250	05/15/27	243,027

6	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		FINANCIAL SERVICES (continued)
$650,000	(c)	Jane Street Group / JSG Finance Inc	6.125%	11/01/32	$ 652,571
200,000	(c)	Muthoot Finance Ltd	6.375	04/23/29	199,626
250,000		OneMain Finance Corp	7.125	11/15/31	257,190
250,000		OneMain Finance Corp	6.625	05/15/29	254,824
450,000	(c)	PennyMac Financial Services Inc	7.875	12/15/29	471,184
315,000	(c)	Starwood Property Trust Inc	6.000	04/15/30	312,715
200,000	(b),(c)(g)	UBS Group AG	9.250	N/A	231,486
360,000	(c)	UWM Holdings LLC	6.625	02/01/30	363,028
600,000	(a),(c)	VistaJet Malta Finance PLC / Vista Management Holding Inc	6.375	02/01/30	541,384
200,000	(c)	WEX Inc	6.500	03/15/33	200,230
		TOTAL FINANCIAL SERVICES			6,824,272

		FOOD, BEVERAGE & TOBACCO - 1.3%
400,000	(a),(c)	Fiesta Purchaser Inc	9.625	09/15/32	421,959
250,000	(c)	Post Holdings Inc	6.375	03/01/33	249,265
725,000	(c)	Viking Baked Goods Acquisition Corp	8.625	11/01/31	705,972
		TOTAL FOOD, BEVERAGE & TOBACCO			1,377,196

		HEALTH CARE EQUIPMENT & SERVICES - 2.4%
202,000	(c)	CHS/Community Health Systems Inc	6.125	04/01/30	131,779
425,000	(c)	CHS/Community Health Systems Inc	10.875	01/15/32	434,762
500,000	(c)	DaVita Inc	6.875	09/01/32	507,918
759,244	(c)	Global Medical Response Inc, (cash 10.000%, PIK 10.000%)	10.000	10/31/28	759,244
500,000	(c)	Prime Healthcare Services Inc	9.375	09/01/29	473,446
325,000	(c)	Star Parent Inc	9.000	10/01/30	340,181
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,647,330

		INSURANCE - 1.3%
300,000	(c)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500	10/01/31	300,704
605,000	(c)	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves	7.875	11/01/29	608,373
260,000	(c)	Ardonagh Finco Ltd	7.750	02/15/31	267,837
225,000	(c)	Panther Escrow Issuer LLC	7.125	06/01/31	231,541
		TOTAL INSURANCE			1,408,455

		MATERIALS - 2.4%
200,000	(c)	Braskem Idesa SAPI	6.990	02/20/32	155,496
200,000	(c)	LD Celulose International GmbH	7.950	01/26/32	207,611
200,000	(c)	Limak Cimento Sanayi ve Ticaret AS	9.750	07/25/29	203,300
500,000	(c)	Mineral Resources Ltd	8.000	11/01/27	505,331
200,000	(a),(c)	Mineral Resources Ltd	8.500	05/01/30	202,139
230,000	(c)	Mineral Resources Ltd	9.250	10/01/28	237,983
300,000	(c)	NOVA Chemicals Corp	7.000	12/01/31	310,511
165,000	(c)	Novelis Corp	3.250	11/15/26	160,071
200,000	(c)	Sasol Financing USA LLC	8.750	05/03/29	203,818
255,000	(c)	Tronox Inc	4.625	03/15/29	228,196
200,000		UPL Corp Ltd, Reg S	4.625	06/16/30	180,174
		TOTAL MATERIALS			2,594,630

		MEDIA & ENTERTAINMENT - 6.7%
675,000	(c)	Advantage Sales & Marketing Inc	6.500	11/15/28	639,268
177,000	(a),(c)	AMC Entertainment Holdings Inc	7.500	02/15/29	149,565
500,000	(c)	CCO Holdings LLC / CCO Holdings Capital Corp	4.250	01/15/34	419,135
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital	4.400	12/01/61	516,907
375,000	(c)	CSC Holdings LLC	5.500	04/15/27	348,012
1,000,000	(c)	CSC Holdings LLC	11.250	05/15/28	973,382
400,000	(c)	Directv Financing LLC / Directv Financing Co-Obligor Inc	5.875	08/15/27	393,709
1,250,000	(c)	DISH Network Corp	11.750	11/15/27	1,318,964
100,000	(c)	Gray Media Inc	4.750	10/15/30	58,914
135,000	(c)	Gray Media Inc	10.500	07/15/29	139,224
1,150,000	(c)	LCPR Senior Secured Financing DAC	6.750	10/15/27	980,286
280,000	(c)	McGraw-Hill Education Inc	7.375	09/01/31	286,359
250,000	(a),(c)	Sirius XM Radio LLC	3.875	09/01/31	216,848
325,000	(c)	Univision Communications Inc	7.375	06/30/30	317,476
400,000	(c)	Univision Communications Inc	8.500	07/31/31	398,766

See Notes to Financial Statements	7

Portfolio of Investments February 28, 2025 (continued)

Credit Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MEDIA & ENTERTAINMENT (continued)
$200,000	(c)	VZ Secured Financing BV	5.000%	01/15/32	$ 176,299
		TOTAL MEDIA & ENTERTAINMENT			7,333,114

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
400,000	(a),(c)	Bausch Health Cos Inc	5.750	08/15/27	380,500
750,000	(c)	Bausch Health Cos Inc	6.125	02/01/27	722,812
350,000	(c)	Grifols SA	4.750	10/15/28	330,847
125,000	(a),(c)	Organon & Co / Organon Foreign Debt Co-Issuer BV	7.875	05/15/34	128,253
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,562,412

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
1,204,000	(a),(c)	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp	7.000	04/15/30	1,111,942
197,460	(c)	Sorik Marapi Geothermal Power PT	7.750	08/05/31	195,199
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			1,307,141

		SOFTWARE & SERVICES - 0.3%
300,000	(c)	Condor Merger Sub Inc	7.375	02/15/30	292,311
60,000	(c)	Gen Digital Inc	6.250	04/01/33	60,074
		TOTAL SOFTWARE & SERVICES			352,385

		TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
765,000	(c)	CommScope LLC	9.500	12/15/31	796,556
1,000,000	(c)	CommScope Technologies LLC	5.000	03/15/27	942,151
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,738,707

		TELECOMMUNICATION SERVICES - 5.2%
400,000	(c)	Altice France SA	8.125	02/01/27	358,780
300,000		EchoStar Corp, (cash 6.750%, PIK 10.000%)	6.750	11/30/30	280,934
400,000		EchoStar Corp	10.750	11/30/29	428,560
275,000	(c)	Iliad Holding SASU	7.000	04/15/32	277,692
650,000	(c)	Level 3 Financing Inc	3.750	07/15/29	500,500
450,000	(c)	Level 3 Financing Inc	10.000	10/15/32	450,672
400,000	(c)	Lumen Technologies Inc	4.500	01/15/29	331,063
800,000	(c)	Lumen Technologies Inc	10.000	10/15/32	798,760
200,000	(c)	Turkcell Iletisim Hizmetleri AS	7.650	01/24/32	204,972
365,000	(c)	Windstream Escrow LLC / Windstream Escrow Finance Corp	8.250	10/01/31	377,328
1,150,000	(c)	Zayo Group Holdings Inc	4.000	03/01/27	1,084,864
700,000	(c)	Zayo Group Holdings Inc	6.125	03/01/28	620,061
		TOTAL TELECOMMUNICATION SERVICES			5,714,186

		TRANSPORTATION - 2.7%
320,000	(c)	Air Transport Services Group Inc	7.250	03/15/32	328,938
2,100,000	(c)	Brightline East LLC	11.000	01/31/30	1,920,838
756,000	(a),(c)	VistaJet Malta Finance PLC / Vista Management Holding Inc	9.500	06/01/28	755,910
		TOTAL TRANSPORTATION			3,005,686

		UTILITIES - 1.4%
195,450	(c)	Continuum Green Energy India Pvt / Co-Issuers	7.500	06/26/33	203,975
500,000	(c)	ContourGlobal Power Holdings SA	6.750	02/28/30	502,575
500,000	(c)	Ferrellgas LP / Ferrellgas Finance Corp	5.875	04/01/29	467,097
190,000	(c)	NRG Energy Inc	6.250	11/01/34	190,660
200,000	(c)	Pampa Energia SA	7.950	09/10/31	207,763
		TOTAL UTILITIES			1,572,070

		TOTAL CORPORATE BONDS (Cost $58,445,112)			59,163,360

SHARES		DESCRIPTION			VALUE
		EXCHANGE-TRADED FUNDS - 2.3%
66,827		iShares Broad USD High Yield Corporate Bond ETF			2,502,671
		TOTAL EXCHANGE-TRADED FUNDS (Cost $2,500,332)			2,502,671

8	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MORTGAGE-BACKED SECURITIES - 7.9%
$ 1,000,000	(c)	COMM 2014-UBS3 Mortgage Trust, 2014 UBS3	4.767%	06/10/47	$ 475,920
900,000	(c)	COMM 2015-CCRE22 Mortgage Trust, 2015 CR22	3.000	03/10/48	623,946
485,000		COMM 2015-CCRE25 Mortgage Trust, 2015 CR25	3.768	08/10/48	453,798
850,000	(c),(e)	Connecticut Avenue Securities Trust 2022-R01, 2022 R01, (SOFR30A + 6.000%)	10.352	12/25/41	899,658
565,000	(c),(e)	Connecticut Avenue Securities Trust 2023-R06, 2023 R06, (SOFR30A + 5.900%)	10.252	07/25/43	626,258
1,000,000	(c),(e)	Freddie Mac STACR REMIC Trust 2021-DNA6, 2021 DNA6, (SOFR30A + 7.500%)	11.852	10/25/41	1,079,194
1,000,000	(c),(e)	Freddie Mac STACR REMIC Trust 2022-DNA1, 2022 DNA1, (SOFR30A + 7.100%)	11.452	01/25/42	1,077,027
450,000	(c),(e)	Freddie Mac STACR REMIC Trust 2022-DNA2, 2022 DNA2, (SOFR30A + 4.750%)	9.102	02/25/42	475,343
1,098,000	(c),(e)	Freddie Mac STACR REMIC Trust 2022-DNA2, 2022 DNA2, (SOFR30A + 8.500%)	13.788	02/25/42	1,213,404
920,000	(c),(e)	Freddie Mac STACR REMIC Trust 2022-DNA3, 2022 DNA3, (SOFR30A + 9.750%)	15.087	04/25/42	1,046,893
800,000		JPMBB Commercial Mortgage Securities Trust 2014-C22, 2014 C22	4.509	09/15/47	731,808
		TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,108,733)			8,703,249

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SOVEREIGN DEBT - 4.4%
		ANGOLA - 0.2%
200,000	(c)	Angolan Government International Bond	8.750	04/14/32	178,753
		TOTAL ANGOLA			178,753

		ARGENTINA - 0.2%
300,000		Argentine Republic Government International Bond	4.125	07/09/35	189,750
		TOTAL ARGENTINA			189,750

		BAHAMAS - 0.2%
200,000	(c)	Bahamas Government International Bond	6.000	11/21/28	191,201
		TOTAL BAHAMAS			191,201

		BENIN - 0.2%
200,000	(c)	Benin Government International Bond	7.960	02/13/38	188,590
		TOTAL BENIN			188,590

		COLOMBIA - 0.1%
200,000		Colombia Government International Bond	3.250	04/22/32	156,803
		TOTAL COLOMBIA			156,803

		COTE D’IVOIRE - 0.2%
300,000	(c)	Ivory Coast Government International Bond	6.125	06/15/33	270,054
		TOTAL COTE D’IVOIRE			270,054

		DOMINICAN REPUBLIC - 0.1%
150,000	(c)	Dominican Republic International Bond	6.600	06/01/36	150,937
		TOTAL DOMINICAN REPUBLIC			150,937

		ECUADOR - 0.2%
155,762	(c)	Ecuador Government International Bond	1.000	07/31/35	83,591
311,523		Ecuador Government International Bond, Reg S	5.500	07/31/35	167,181
		TOTAL ECUADOR			250,772

		EGYPT - 0.3%
200,000	(c)	Egypt Government International Bond	8.625	02/04/30	198,532
200,000	(c)	Egypt Government International Bond	8.750	09/30/51	160,557
		TOTAL EGYPT			359,089

		EL SALVADOR - 0.2%
200,000	(c)	El Salvador Government International Bond	7.625	09/21/34	194,594
		TOTAL EL SALVADOR			194,594

		GHANA - 0.1%
200,000	(c)	Ghana Government International Bond	5.000	07/03/35	148,340
		TOTAL GHANA			148,340

See Notes to Financial Statements	9

Portfolio of Investments February 28, 2025 (continued)

Credit Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HONDURAS - 0.2%
$ 200,000	(c)	Honduras Government International Bond	5.625%	06/24/30	$ 178,700
		TOTAL HONDURAS			178,700

		KENYA - 0.4%
200,000	(c)	Republic of Kenya Government International Bond	7.000	05/22/27	199,500
200,000	(c)	Republic of Kenya Government International Bond	9.500	03/05/36	193,604
		TOTAL KENYA			393,104

		MONGOLIA - 0.2%
200,000	(c)	Mongolia Government International Bond	6.625	02/25/30	198,185
		TOTAL MONGOLIA			198,185

		PAKISTAN - 0.1%
200,000	(c)	Pakistan Government International Bond	7.375	04/08/31	174,375
		TOTAL PAKISTAN			174,375

		PARAGUAY - 0.2%
200,000	(c)	Paraguay Government International Bond	6.000	02/09/36	202,600
		TOTAL PARAGUAY			202,600

		ROMANIA - 0.2%
200,000	(c)	Romanian Government International Bond	7.500	02/10/37	205,717
		TOTAL ROMANIA			205,717

		RWANDA - 0.1%
200,000	(c)	Rwanda International Government Bond	5.500	08/09/31	157,098
		TOTAL RWANDA			157,098

		SENEGAL - 0.2%
300,000	(c)	Senegal Government International Bond	6.250	05/23/33	234,260
		TOTAL SENEGAL			234,260

		SOUTH AFRICA - 0.3%
300,000	(c)	Republic of South Africa Government International Bond	7.100	11/19/36	294,368
		TOTAL SOUTH AFRICA			294,368

		SRI LANKA - 0.2%
200,000	(c)	Sri Lanka Government International Bond	3.100	01/15/30	178,260
		TOTAL SRI LANKA			178,260

		TURKEY - 0.2%
200,000		Turkiye Government International Bond	5.950	01/15/31	190,995
		TOTAL TURKEY			190,995

		UZBEKISTAN - 0.1%
200,000	(c)	Republic of Uzbekistan International Bond	3.700	11/25/30	171,025
		TOTAL UZBEKISTAN			171,025

		TOTAL SOVEREIGN DEBT (Cost $4,878,642)			4,857,570

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		VARIABLE RATE SENIOR LOAN INTERESTS - 11.6%
		CAPITAL GOODS - 0.4%
449,335	(e)	Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M + 3.500%)	7.822	08/01/30	449,196
		TOTAL CAPITAL GOODS			449,196

		COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
430,000	(e),(h)	Win Waste Innovations Holdings Inc, Term Loan, (TBD)	TBD	TBD	430,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			430,000

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
648,375	(e)	Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%)	6.820	06/09/31	646,887
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			646,887

		CONSUMER SERVICES - 0.9%
410,660	(e)	ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%)	9.590	09/18/26	413,555
600,000	(e)	GBT US III LLC, Term Loan B, (TSFR3M + 2.500%)	6.802	07/28/31	600,165
		TOTAL CONSUMER SERVICES			1,013,720

10	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		FOOD, BEVERAGE & TOBACCO - 1.4%
$ 89,902	(e)	City Brewing Company, LLC, First Out New Money Term Loan, (TSFR3M + 6.250%)	10.814%	04/05/28	$ 45,850
235,255	(e)	City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M + 3.500%)	8.064	04/05/28	119,980
19,374	(e)	City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR1M + 9.000%)	13.423	01/03/26	18,744
1,279,310	(e),(h)	Savor Acquisition Inc, Term Loan, (TBD)	TBD	TBD	1,282,509
120,690	(e),(h)	Savor Acquisition Inc, Term Loan, (TBD)	TBD	TBD	120,991
		TOTAL FOOD, BEVERAGE & TOBACCO			1,588,074

		HEALTH CARE EQUIPMENT & SERVICES - 1.6%
487,500	(e)	Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%)	7.674	05/10/27	486,586
446,901	(e)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.574	10/23/28	448,078
2,418	(e)	Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%)	9.302	02/28/28	2,440
279,262	(e)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.824	11/15/28	279,999
500,000	(e)	Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%)	7.574	11/26/31	498,887
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,715,990

		INSURANCE - 0.7%
250,000	(e)	Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%)	9.688	02/03/28	245,294
497,500	(e)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.324	06/16/31	498,037
		TOTAL INSURANCE			743,331

		MEDIA & ENTERTAINMENT - 0.3%
166,957	(e)	Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M + 3.000%)	7.321	02/10/31	167,500
125,000	(e)	Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%)	7.676	01/31/29	123,118
		TOTAL MEDIA & ENTERTAINMENT			290,618

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
261,146	(e)	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%)	7.074	01/31/30	261,146
500,000	(e),(h)	Forest City Enterprises, L.P., Term Loan B, (TBD)	TBD	TBD	485,908
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			747,054

		SOFTWARE & SERVICES - 2.8%
428,925	(e)	Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%)	6.291	01/31/31	429,676
400,000	(e),(h)	Clearwater Analytics LLC, Term Loan, (TBD)	TBD	TBD	400,250
173,690	(e)	Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%)	7.059	04/30/31	172,278
270,000	(e),(h)	Drake Software, LLC, Term Loan B, (TBD)	TBD	TBD	254,475
748,125	(e)	Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%)	8.074	06/27/31	749,296
433,500	(e)	Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M + 2.500%)	6.824	01/30/32	432,011
577,000		X Corp, Term Loan	9.500	10/29/29	589,982
		TOTAL SOFTWARE & SERVICES			3,027,968

		TELECOMMUNICATION SERVICES - 0.8%
450,000	(e),(h)	Lumen Technologies, Inc., Extended Term Loan B2, (TBD)	TBD	TBD	423,286
500,000	(e)	Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%)	7.438	03/09/27	479,210
		TOTAL TELECOMMUNICATION SERVICES			902,496

		TRANSPORTATION - 0.4%
468,000	(e),(h)	Stonepeak Nile Parent LLC, Term Loan, (TBD)	TBD	TBD	467,050
		TOTAL TRANSPORTATION			467,050

		UTILITIES - 0.6%
701,241	(e)	Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%)	6.818	05/17/30	703,068
		TOTAL UTILITIES			703,068

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $12,757,141)			12,725,452

		TOTAL LONG-TERM INVESTMENTS (Cost $104,530,881)			104,383,076

See Notes to Financial Statements	11

Portfolio of Investments February 28, 2025 (continued)

Credit Income

SHARES		DESCRIPTION	RATE		VALUE
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.6%
5,055,256	(i)	State Street Navigator Securities Lending Government Money Market Portfolio	4.380%(j)		$ 5,055,256
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $5,055,256)			5,055,256

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 7.6%
		REPURCHASE AGREEMENTS - 7.6%
$ 8,100,000	(k)	Fixed Income Clearing Corporation	4.330	03/03/25	8,100,000
268,868	(l)	Fixed Income Clearing Corporation	1.360	03/03/25	268,868
		TOTAL REPURCHASE AGREEMENTS (Cost $8,368,868)			8,368,868

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,368,868)			8,368,868

		TOTAL INVESTMENTS - 107.4% (Cost $117,955,005)			117,807,200

		OTHER ASSETS & LIABILITIES, NET - (7.4)%			(8,157,141)

		NET ASSETS - 100%			$ 109,650,059

ETF	Exchange-Traded Fund
LIBOR	London Inter-Bank Offered Rate
M	Month
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A	30 Day Average Secured Overnight Financing Rate
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,757,757.
(b)	Perpetual security. Maturity date is not applicable.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $77,905,796 or 66.1% of Total Investments.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.7% of Total Investments.
(h)	When-issued or delayed delivery security.
(i)	Investments made with cash collateral received from securities on loan.
(j)	The rate shown is the one-day yield as of the end of the reporting period.
(k)	Agreement with Fixed Income Clearing Corporation, 4.330% dated 2/28/25 to be repurchased at $8,102,923 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 2.000% and maturity date 11/15/41, valued at $8,262,106.
(l)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 2/28/25 to be repurchased at $268,898 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 1.750% and maturity date 8/15/41, valued at $274,283.

Investments in Derivatives

12	See Notes to Financial Statements

Futures Contracts - Long
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	55	6/25	$5,902,965	$5,936,563	$33,598

See Notes to Financial Statements	13

Portfolio of Investments February 28, 2025

Flexible Income

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM INVESTMENTS - 97.5%
		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 31.5%
		AUTOMOBILES & COMPONENTS - 0.8%
$6,763,000	(a)	General Motors Financial Co Inc	6.500%	N/A	$ 6,697,766
613,000	(a),(b)	General Motors Financial Co Inc	5.700	N/A	593,567
		TOTAL AUTOMOBILES & COMPONENTS			7,291,333

		BANKS - 6.3%
8,965,000	(a)	Bank of America Corp	6.300	N/A	9,047,980
23,521,000	(a)	Citigroup Inc	6.250	N/A	23,739,299
4,025,000	(a),(c)	First Citizens BancShares Inc/NC (TSFR3M + 4.234%)	8.592	N/A	4,149,566
5,825,000	(a)	JPMorgan Chase & Co	6.875	N/A	6,116,337
6,994,000	(a)	PNC Financial Services Group Inc/The	6.200	N/A	7,079,152
7,250,000	(a),(b)	Wells Fargo & Co	7.625	N/A	7,709,279
		TOTAL BANKS			57,841,613

		ENERGY - 4.5%
5,072,000		Enbridge Inc	8.500	01/15/84	5,621,784
4,050,000	(a)	Energy Transfer LP	7.125	N/A	4,116,695
13,250,000		Energy Transfer LP	8.000	05/15/54	14,088,579
5,406,000	(d)	South Bow Canadian Infrastructure Holdings Ltd	7.500	03/01/55	5,570,546
7,906,000		Transcanada Trust	5.875	08/15/76	7,851,600
1,150,000		Transcanada Trust	5.600	03/07/82	1,075,341
2,550,000	(a),(d)	Venture Global LNG Inc	9.000	N/A	2,593,626
		TOTAL ENERGY			40,918,171

		FINANCIAL SERVICES - 4.7%
8,226,700	(a)	Ally Financial Inc	4.700	N/A	7,968,047
2,750,000	(a)	American Express Co	3.550	N/A	2,664,783
5,425,000	(d)	Ares Finance Co III LLC	4.125	06/30/51	5,227,819
11,550,000	(a)	Goldman Sachs Group Inc/The	7.500	N/A	12,237,548
4,750,000		Morgan Stanley	5.948	01/19/38	4,861,266
10,450,000	(a)	State Street Corp	6.700	N/A	10,684,717
		TOTAL FINANCIAL SERVICES			43,644,180

		FOOD, BEVERAGE & TOBACCO - 0.8%
2,042,000	(a),(d)	Land O’ Lakes Inc	8.000	N/A	1,901,876
3,300,000	(a),(d)	Land O’ Lakes Inc	7.250	N/A	2,789,723
3,200,000	(a),(d)	Land O’ Lakes Inc	7.000	N/A	2,625,120
		TOTAL FOOD, BEVERAGE & TOBACCO			7,316,719

		INSURANCE - 1.3%
650,000		Enstar Finance LLC	5.500	01/15/42	632,280
10,255,000	(d)	Liberty Mutual Group Inc	7.800	03/15/37	11,549,919
		TOTAL INSURANCE			12,182,199

		MEDIA & ENTERTAINMENT - 0.2%
1,575,000		Paramount Global	6.375	03/30/62	1,530,255
		TOTAL MEDIA & ENTERTAINMENT			1,530,255

		TELECOMMUNICATION SERVICES - 0.3%
2,700,000		Bell Telephone Co of Canada or Bell Canada	7.000	09/15/55	2,710,425
		TOTAL TELECOMMUNICATION SERVICES			2,710,425

		UTILITIES - 12.6%
8,250,000		AES Corp/The	7.600	01/15/55	8,418,053
6,350,000		Dominion Energy Inc	6.875	02/01/55	6,580,562
7,228,000		Dominion Energy Inc	7.000	06/01/54	7,626,240
4,514,000		Edison International	7.875	06/15/54	4,399,506
6,125,000	(a)	Edison International	5.000	N/A	5,601,569
1,800,000	(b)	Edison International	8.125	06/15/53	1,773,406
11,870,000		Emera Inc	6.750	06/15/76	11,964,865
6,275,000		EUSHI Finance Inc	7.625	12/15/54	6,563,807
12,090,000		NextEra Energy Capital Holdings Inc	5.650	05/01/79	11,870,959
2,950,000		NextEra Energy Capital Holdings Inc	6.750	06/15/54	3,023,729
11,775,000	(a),(d)	NRG Energy Inc	10.250	N/A	13,133,749
8,050,000		PG&E Corp	7.375	03/15/55	7,955,933
20,475,000	(a),(d)	Vistra Corp	8.000	N/A	21,055,159

14	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		UTILITIES (continued)
$5,090,000	(a),(d)	Vistra Corp	7.000%	N/A	$ 5,173,756
		TOTAL UTILITIES			115,141,293

		TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED (Cost $287,683,985)			288,576,188

SHARES		DESCRIPTION	RATE		VALUE
		$25 PAR (OR SIMILAR) RETAIL PREFERRED - 8.2%
		CAPITAL GOODS - 0.6%
204,000		WESCO International Inc	10.625		5,277,480
		TOTAL CAPITAL GOODS			5,277,480

		FINANCIAL SERVICES - 1.8%
314,799		Morgan Stanley	7.125		8,027,374
181,000		Morgan Stanley	6.625		4,720,480
89,574		Morgan Stanley	6.875		2,271,597
82,875		Synchrony Financial	5.625		1,597,001
		TOTAL FINANCIAL SERVICES			16,616,452

		FOOD, BEVERAGE & TOBACCO - 1.3%
90,213		CHS Inc	7.100		2,317,572
384,432		CHS Inc	6.750		9,833,771
		TOTAL FOOD, BEVERAGE & TOBACCO			12,151,343

		INSURANCE - 3.4%
287,059		Allstate Corp/The	7.375		7,808,005
220,806		Athene Holding Ltd	6.375		5,577,559
215,192		Athene Holding Ltd	6.350		5,414,231
169,032		Enstar Group Ltd	7.000		3,556,433
337,825		Reinsurance Group of America Inc	7.125		8,823,989
		TOTAL INSURANCE			31,180,217

		UTILITIES - 1.1%
85,590		Algonquin Power & Utilities Corp	8.864		2,212,502
325,775		SCE Trust VII	7.500		7,740,414
		TOTAL UTILITIES			9,952,916

		TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED (Cost $76,756,095)			75,178,408

SHARES		DESCRIPTION			VALUE
		COMMON STOCKS - 9.6%
		BANKS - 0.8%
13,900		Citigroup Inc			1,111,305
14,600		JPMorgan Chase & Co			3,863,890
28,800		Wells Fargo & Co			2,255,616
		TOTAL BANKS			7,230,811

		CAPITAL GOODS - 1.3%
26,300		Carrier Global Corp			1,704,240
18,600		Emerson Electric Co			2,261,946
9,500		General Dynamics Corp			2,399,700
4,500		Hubbell Inc			1,672,155
25,800		nVent Electric PLC			1,556,772
3,400		Parker-Hannifin Corp			2,272,934
		TOTAL CAPITAL GOODS			11,867,747

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
2,900		Home Depot Inc/The			1,150,140
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			1,150,140

		CONSUMER SERVICES - 0.2%
29,200		Boyd Gaming Corp			2,226,792
		TOTAL CONSUMER SERVICES			2,226,792

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
39,100		Walmart Inc			3,855,651
		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			3,855,651

See Notes to Financial Statements	15

Portfolio of Investments February 28, 2025 (continued)

Flexible Income

SHARES		DESCRIPTION	VALUE
		ENERGY - 0.5%
5,300		Cheniere Energy Inc	$ 1,211,368
20,800		Exxon Mobil Corp	2,315,664
8,400		Valero Energy Corp	1,098,132
		TOTAL ENERGY	4,625,164

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
10,300		American Tower Corp	2,117,886
99,796		National Storage Affiliates Trust	2,201,500
46,600		Rexford Industrial Realty Inc	1,925,512
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	6,244,898

		FINANCIAL SERVICES - 0.7%
3,800		American Express Co	1,143,648
2,100		Ameriprise Financial Inc	1,128,330
13,200		Bank of New York Mellon Corp/The	1,174,140
4,900	(e)	Fiserv Inc	1,154,881
8,400		KKR & Co Inc	1,138,956
8,300		Morgan Stanley	1,104,813
		TOTAL FINANCIAL SERVICES	6,844,768

		FOOD, BEVERAGE & TOBACCO - 0.5%
27,201		Philip Morris International Inc	4,223,771
		TOTAL FOOD, BEVERAGE & TOBACCO	4,223,771

		HEALTH CARE EQUIPMENT & SERVICES - 0.4%
17,700		Abbott Laboratories	2,442,777
2,300		UnitedHealth Group Inc	1,092,408
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,535,185

		INSURANCE - 0.4%
6,100		Allstate Corp/The	1,214,815
8,700		Progressive Corp/The	2,453,400
		TOTAL INSURANCE	3,668,215

		MATERIALS - 0.4%
2,500	(e)	Linde PLC	1,167,625
8,300		Nucor Corp	1,141,001
21,200		Smurfit WestRock PLC	1,103,884
		TOTAL MATERIALS	3,412,510

		MEDIA & ENTERTAINMENT - 0.6%
12,400		Alphabet Inc, Class C	2,135,528
31,400		Walt Disney Co/The	3,573,320
		TOTAL MEDIA & ENTERTAINMENT	5,708,848

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
7,800		Amgen Inc	2,402,868
5,700		Danaher Corp	1,184,232
54,200		Sanofi SA, ADR	2,952,274
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,539,374

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
13,400		Applied Materials Inc	2,118,138
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,118,138

		SOFTWARE & SERVICES - 0.3%
84,400		Gen Digital Inc	2,306,652
		TOTAL SOFTWARE & SERVICES	2,306,652

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
54,900		Corning Inc	2,753,235
106,800		Hewlett Packard Enterprise Co	2,115,708
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,868,943

		TELECOMMUNICATION SERVICES - 0.3%
88,400		AT&T Inc	2,423,044
		TOTAL TELECOMMUNICATION SERVICES	2,423,044

		TRANSPORTATION - 0.1%
4,400		FedEx Corp	1,156,760
		TOTAL TRANSPORTATION	1,156,760

16	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE
		UTILITIES - 0.5%
27,282		Sempra			$ 1,952,573
26,900		Southern Co/The			2,415,351
		TOTAL UTILITIES			4,367,924

		TOTAL COMMON STOCKS (Cost $75,670,091)			88,375,335

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CONVERTIBLE BONDS - 2.3%
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
$5,625,000		Seagate HDD Cayman	3.500%	06/01/28	7,562,813
5,725,000		Western Digital Corp	3.000	11/15/28	7,992,100
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			15,554,913

		UTILITIES - 0.6%
5,625,000		FirstEnergy Corp	4.000	05/01/26	5,644,687
		TOTAL UTILITIES			5,644,687

		TOTAL CONVERTIBLE BONDS (Cost $20,678,158)			21,199,600

SHARES		DESCRIPTION	RATE		VALUE
		CONVERTIBLE PREFERRED SECURITIES - 2.3%
		BANKS - 1.7%
1,100		Bank of America Corp	7.250		1,362,900
11,405		Wells Fargo & Co	7.500		13,835,975
		TOTAL BANKS			15,198,875

		CAPITAL GOODS - 0.2%
25,200		Chart Industries Inc	6.750		1,759,968
		TOTAL CAPITAL GOODS			1,759,968

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
69,475		Hewlett Packard Enterprise Co	7.625		3,966,328
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,966,328

		TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $21,747,295)			20,925,171

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CORPORATE BONDS - 43.6%
		AUTOMOBILES & COMPONENTS - 2.8%
2,462,000		Ford Motor Co	5.291	12/08/46	2,032,358
9,365,000		Ford Motor Credit Co LLC	7.350	11/04/27	9,745,891
12,780,000		General Motors Co	6.600	04/01/36	13,518,539
		TOTAL AUTOMOBILES & COMPONENTS			25,296,788

		CAPITAL GOODS - 4.2%
5,450,000	(d)	Builders FirstSource Inc	6.375	03/01/34	5,516,245
5,375,000	(d)	Chart Industries Inc	7.500	01/01/30	5,615,854
2,675,000		Regal Rexnord Corp	6.050	04/15/28	2,735,744
13,025,000		Regal Rexnord Corp	6.400	04/15/33	13,544,421
5,375,000	(b)	United Rentals North America Inc	5.250	01/15/30	5,314,932
5,847,000	(d)	WESCO Distribution Inc	7.250	06/15/28	5,947,925
		TOTAL CAPITAL GOODS			38,675,121

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.4%
10,919,000		Bath & Body Works Inc	6.875	11/01/35	11,320,131
6,805,000	(d)	Gap Inc/The	3.875	10/01/31	5,993,472
6,294,000		Nordstrom Inc	5.000	01/15/44	4,798,351
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			22,111,954

		CONSUMER SERVICES - 3.4%
8,605,000	(d)	Caesars Entertainment Inc	6.500	02/15/32	8,728,089
11,100,000	(d)	Light & Wonder International Inc	7.500	09/01/31	11,586,746
9,586,000		Piedmont Operating Partnership LP	9.250	07/20/28	10,590,154
		TOTAL CONSUMER SERVICES			30,904,989

See Notes to Financial Statements	17

Portfolio of Investments February 28, 2025 (continued)

Flexible Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
$21,339,000	(d)	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	7.500%	03/15/26	$ 21,369,942
		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			21,369,942

		ENERGY - 6.0%
5,375,000	(d)	Antero Resources Corp	7.625	02/01/29	5,522,232
7,475,000	(d)	Civitas Resources Inc	8.625	11/01/30	7,866,802
14,668,000	(d)	Columbia Pipelines Operating Co LLC	6.544	11/15/53	15,883,769
5,025,000		Diamondback Energy Inc	6.250	03/15/33	5,324,263
5,900,000		PBF Holding Co LLC / PBF Finance Corp	6.000	02/15/28	5,700,975
5,625,000	(d)	Permian Resources Operating LLC	7.000	01/15/32	5,779,013
5,550,000		Valero Energy Corp	6.625	06/15/37	6,016,821
2,475,000	(d)	Venture Global LNG Inc	8.375	06/01/31	2,579,054
		TOTAL ENERGY			54,672,929

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
9,917,000	(d)	Iron Mountain Inc	7.000	02/15/29	10,213,687
8,550,000		VICI Properties LP	5.625	05/15/52	8,090,214
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			18,303,901

		FINANCIAL SERVICES - 1.2%
10,114,000		Ally Financial Inc	8.000	11/01/31	11,435,651
		TOTAL FINANCIAL SERVICES			11,435,651

		FOOD, BEVERAGE & TOBACCO - 1.5%
5,250,000		Altria Group Inc	5.800	02/14/39	5,326,683
7,500,000		BAT Capital Corp	7.081	08/02/53	8,470,366
		TOTAL FOOD, BEVERAGE & TOBACCO			13,797,049

		MATERIALS - 4.7%
10,275,000		ArcelorMittal SA	7.000	10/15/39	11,270,359
5,645,500		Ashland Inc	6.875	05/15/43	5,911,284
4,075,000		Celanese US Holdings LLC	6.415	07/15/27	4,176,633
4,000,000		Celanese US Holdings LLC	6.800	11/15/30	4,220,103
10,300,000	(d)	Sealed Air Corp	6.875	07/15/33	10,923,294
6,625,000		Southern Copper Corp	5.875	04/23/45	6,521,689
		TOTAL MATERIALS			43,023,362

		MEDIA & ENTERTAINMENT - 4.3%
2,050,000	(d)	CCO Holdings LLC / CCO Holdings Capital Corp	7.375	03/01/31	2,109,680
11,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital	6.484	10/23/45	11,175,619
11,324,000	(d)	Nexstar Media Inc	5.625	07/15/27	11,201,633
6,404,000		Paramount Global	6.875	04/30/36	6,734,116
2,950,000		Time Warner Entertainment Co LP	8.375	07/15/33	3,394,656
6,325,000		Warnermedia Holdings Inc	5.141	03/15/52	4,881,905
		TOTAL MEDIA & ENTERTAINMENT			39,497,609

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
13,308,000	(d)	Amkor Technology Inc	6.625	09/15/27	13,329,998
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,329,998

		SOFTWARE & SERVICES - 1.6%
5,750,000	(d)	Gen Digital Inc	7.125	09/30/30	5,929,739
8,000,000		Oracle Corp	6.500	04/15/38	8,719,980
		TOTAL SOFTWARE & SERVICES			14,649,719

		TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
9,269,000		Hewlett Packard Enterprise Co	6.350	10/15/45	9,793,790
11,728,000		Seagate HDD Cayman	9.625	12/01/32	13,304,321
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			23,098,111

		TELECOMMUNICATION SERVICES - 1.5%
5,832,000	(d)	GCI LLC	4.750	10/15/28	5,523,606
7,400,000	(d)	Level 3 Financing Inc	11.000	11/15/29	8,397,010
		TOTAL TELECOMMUNICATION SERVICES			13,920,616

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TRANSPORTATION - 1.7%
$8,279,000		XPO CNW Inc	6.700%	05/01/34	$8,531,948
2,785,000	(d)	XPO Inc	6.250	06/01/28	2,817,030
4,420,000	(d)	XPO Inc	7.125	06/01/31	4,577,516
		TOTAL TRANSPORTATION			15,926,494

		TOTAL CORPORATE BONDS (Cost $404,561,005)			400,014,233

		TOTAL LONG-TERM INVESTMENTS (Cost $887,096,629)			894,268,935

SHARES		DESCRIPTION	RATE		VALUE
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
6,855,249	(f)	State Street Navigator Securities Lending Government Money Market Portfolio	4.380 (g)		6,855,249
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $6,855,249)			6,855,249

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.4%
		REPURCHASE AGREEMENTS - 1.4%
393,643	(h)	Fixed Income Clearing Corporation	1.360	03/03/25	393,643
12,075,000	(i)	Fixed Income Clearing Corporation	4.330	03/03/25	12,075,000
		TOTAL REPURCHASE AGREEMENTS (Cost $12,468,643)			12,468,643

		TOTAL SHORT-TERM INVESTMENTS (Cost $12,468,643)			12,468,643

		TOTAL INVESTMENTS - 99.6% (Cost $906,420,521)			913,592,827

		OTHER ASSETS & LIABILITIES, NET - 0.4%			3,379,240

		NET ASSETS - 100%		$ 916,972,067

ADR	American Depositary Receipt
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Perpetual security. Maturity date is not applicable.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,627,265.
(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $249,033,629 or 27.3% of Total Investments.

(e)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f)	Investments made with cash collateral received from securities on loan.
(g)	The rate shown is the one-day yield as of the end of the reporting period.
(h)

Agreement with Fixed Income Clearing Corporation, 1.360% dated 2/28/25 to be repurchased at $393,688 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 11/15/54, valued at $401,553.

(i)

Agreement with Fixed Income Clearing Corporation, 4.330% dated 2/28/25 to be repurchased at $12,079,357 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 1.750% and maturity date 8/15/41, valued at $12,316,521.

See Notes to Financial Statements	19

Portfolio of Investments February 28, 2025

Floating Rate Income

(Unaudited)

SHARES		DESCRIPTION			VALUE
		LONG-TERM INVESTMENTS - 98.2%
		COMMON STOCKS - 0.6%
		CAPITAL GOODS - 0.0%
2,687	(a)	TNT Crane & Rigging Inc			$ 1,120
4,761	(a)	TNT Crane & Rigging Inc			48
		TOTAL CAPITAL GOODS			1,168

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
99	(a),(b)	Belk Inc			792
14,352	(a)	JOANN Inc			144
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			936

		CONSUMER SERVICES - 0.0%
76,044	(a)	24 Hour Fitness Worldwide Inc			2,281
159,883	(a)	24 Hour Fitness Worldwide Inc			1,599
17,726	(a)	Cengage Learning Holdings II Inc			363,383
953	(a)	Crown Finance US Inc			22,912
		TOTAL CONSUMER SERVICES			390,175

		ENERGY - 0.0%
2,246		Chord Energy Corp			256,718
76,990	(a)	Transocean Ltd			227,120
		TOTAL ENERGY			483,838

		HEALTH CARE EQUIPMENT & SERVICES - 0.0%
61,430	(a),(b)	Millennium Health LLC			6,143
57,666	(a),(b)	Millennium Health LLC			577
52,393	(a)	Onex Carestream Finance LP			157,179
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			163,899

		MEDIA & ENTERTAINMENT - 0.4%
7,105	(a)	Catalina Marketing Corp			177,625
241,503	(a)	Cineworld Group PLC			5,806,215
		TOTAL MEDIA & ENTERTAINMENT			5,983,840

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592	(a)	Bright Bidco BV			20,222
46,554	(a)	Bright Bidco BV			14,804
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			35,026

		SOFTWARE & SERVICES - 0.1%
57,126	(a)	Avaya Inc			338,014
262,085	(a)	Avaya Inc			1,550,757
205	(a),(b)	BLOOM PARENT INC			204,614
		TOTAL SOFTWARE & SERVICES			2,093,385

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
24,672	(a)	Windstream Services PE LLC			487,272
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			487,272

		TELECOMMUNICATION SERVICES - 0.0%
18,781	(a)	Windstream Services PE LLC			370,925
		TOTAL TELECOMMUNICATION SERVICES			370,925

		TRANSPORTATION - 0.0%
4,313	(a)	ACBL HLDG CORP			265,250
1,018	(a)	ACBL HLDG CORP			47,337
		TOTAL TRANSPORTATION			312,587

		TOTAL COMMON STOCKS (Cost $29,697,659)			10,323,051

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CORPORATE BONDS - 9.7%
		AUTOMOBILES & COMPONENTS - 0.1%
$1,000,000	(c)	Clarios Global LP / Clarios US Finance Co	6.750%	05/15/28	1,020,898
525,000	(c)	Dana Financing Luxembourg Sarl	5.750	04/15/25	524,200
		TOTAL AUTOMOBILES & COMPONENTS			1,545,098

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CAPITAL GOODS - 0.4%
$2,000,000	(c)	TK Elevator US Newco Inc	5.250%	07/15/27	$ 1,980,064
5,000,000	(c)	TransDigm Inc	6.875	12/15/30	5,130,465
		TOTAL CAPITAL GOODS			7,110,529

		COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
1,500,000	(c)	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl	4.625	06/01/28	1,426,645
3,750,000	(c)	Boost Newco Borrower LLC	7.500	01/15/31	3,922,533
2,000,000	(c)	Garda World Security Corp	4.625	02/15/27	1,953,681
12,050,000	(c)	GFL Environmental Inc	5.125	12/15/26	12,042,695
6,866,000	(c)	Prime Security Services Borrower LLC / Prime Finance Inc	5.750	04/15/26	6,896,705
250,000	(c)	Prime Security Services Borrower LLC / Prime Finance Inc	6.250	01/15/28	250,424
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			26,492,683

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
2,000,000	(c)	Carvana Co, (cash 13.000%, PIK 13.000%)	9.000	06/01/30	2,123,110
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			2,123,110

		CONSUMER SERVICES - 0.8%
3,000,000	(c)	1011778 BC ULC / New Red Finance Inc	4.000	10/15/30	2,735,619
1,000,000	(c)	Caesars Entertainment Inc	7.000	02/15/30	1,030,096
1,000,000	(c)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc	4.625	01/15/29	945,545
3,000,000	(c)	Merlin Entertainments Group US Holdings Inc	7.375	02/15/31	2,953,270
4,500,000	(c)	Odeon Finco PLC	12.750	11/01/27	4,749,237
		TOTAL CONSUMER SERVICES			12,413,767

		ENERGY - 0.1%
254,878	(c)	Borr IHC Ltd / Borr Finance LLC	10.000	11/15/28	253,348
1,000,000	(c)	eG Global Finance PLC	12.000	11/30/28	1,121,609
1,000,000	(c)	Weatherford International Ltd	8.625	04/30/30	1,032,484
		TOTAL ENERGY			2,407,441

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
3,000,000	(c)	RLJ Lodging Trust LP	3.750	07/01/26	2,944,694
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			2,944,694

		HEALTH CARE EQUIPMENT & SERVICES - 1.6%
5,375,000	(c)	CHS/Community Health Systems Inc	8.000	12/15/27	5,340,600
2,000,000	(c)	CHS/Community Health Systems Inc	10.875	01/15/32	2,045,940
2,031,425	(c)	Global Medical Response Inc, (cash 10.000%, PIK 10.000%)	10.000	10/31/28	2,031,425
3,179,687	(c)	Radiology Partners Inc, (cash 4.275%, PIK 3.500%)	7.775	01/31/29	3,163,789
10,050,031	(c)	Team Health Holdings Inc, (cash 9.000%, PIK 4.500%)	9.000	06/30/28	10,828,908
500,000		Tenet Healthcare Corp	6.125	10/01/28	499,695
2,500,000		Tenet Healthcare Corp	4.625	06/15/28	2,415,443
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			26,325,800

		INSURANCE - 0.5%
4,100,000	(c)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250	10/15/27	3,954,892
4,000,000	(c)	HUB International Ltd	7.250	06/15/30	4,130,796
		TOTAL INSURANCE			8,085,688

		MATERIALS - 0.5%
1,875,000	(c),(d)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC	4.000	09/01/29	1,637,168
1,500,000	(c)	Arsenal AIC Parent LLC	8.000	10/01/30	1,563,149
697,000	(c)	LABL Inc	9.500	11/01/28	669,360
2,000,000	(c)	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC	4.000	10/15/27	2,004,448
1,000,000	(c)	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC	4.375	10/15/28	1,005,008
1,175,000	(c)	WR Grace Holdings LLC	4.875	06/15/27	1,145,377
		TOTAL MATERIALS			8,024,510

		MEDIA & ENTERTAINMENT - 0.7%
600,000	(c)	Advantage Sales & Marketing Inc	6.500	11/15/28	568,238
2,900,000	(c)	Clear Channel Outdoor Holdings Inc	5.125	08/15/27	2,835,228
3,500,000	(c)	CSC Holdings LLC	5.500	04/15/27	3,248,109
7,392	(c)	iHeartCommunications Inc	9.125	05/01/29	6,265
2,000,000	(c)	McGraw-Hill Education Inc	5.750	08/01/28	1,961,514

See Notes to Financial Statements	21

Portfolio of Investments February 28, 2025 (continued)

Floating Rate Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MEDIA & ENTERTAINMENT (continued)
$500,000	(c)	Outfront Media Capital LLC / Outfront Media Capital Corp	5.000%	08/15/27	$ 489,939
2,000,000	(c)	Sinclair Television Group Inc	8.125	02/15/33	1,981,079
		TOTAL MEDIA & ENTERTAINMENT			11,090,372

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
3,000,000	(c),(d)	Organon & Co / Organon Foreign Debt Co-Issuer BV	5.125	04/30/31	2,733,675
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,733,675

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
2,000,000	(c)	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	2,019,728
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			2,019,728

		SOFTWARE & SERVICES - 0.1%
2,240,000	(c)	Open Text Holdings Inc	4.125	12/01/31	2,006,994
		TOTAL SOFTWARE & SERVICES			2,006,994

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,000,000	(c)	CommScope Technologies LLC	5.000	03/15/27	1,884,302
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,884,302

		TELECOMMUNICATION SERVICES - 2.0%
4,500,000		EchoStar Corp	10.750	11/30/29	4,821,304
7,284,000	(c)	Frontier Communications Holdings LLC	5.875	10/15/27	7,281,119
2,000,000	(c)	Level 3 Financing Inc	4.000	04/15/31	1,555,000
2,000,000	(c)	Level 3 Financing Inc	10.500	04/15/29	2,240,000
8,760,000	(c)	Level 3 Financing Inc	10.500	05/15/30	9,537,450
1,000,000	(c)	Lumen Technologies Inc	10.000	10/15/32	998,450
6,935,000	(c)	Zayo Group Holdings Inc	4.000	03/01/27	6,542,204
		TOTAL TELECOMMUNICATION SERVICES			32,975,527

		TRANSPORTATION - 0.3%
3,287,000	(c)	Air Canada	3.875	08/15/26	3,217,517
1,500,000	(c)	United Airlines Inc	4.625	04/15/29	1,446,028
		TOTAL TRANSPORTATION			4,663,545

		UTILITIES - 0.3%
496,702		Pacific Gas and Electric Co	3.150	01/01/26	489,215
496,702		Pacific Gas and Electric Co	4.500	07/01/40	429,352
2,602,000		PG&E Corp	5.000	07/01/28	2,534,759
1,000,000		PG&E Corp	5.250	07/01/30	959,909
		TOTAL UTILITIES			4,413,235

		TOTAL CORPORATE BONDS (Cost $156,341,836)			159,260,698

SHARES		DESCRIPTION			VALUE
		EXCHANGE-TRADED FUNDS - 2.9%
2,015,737		Invesco Senior Loan ETF			42,249,848
120,000		SPDR Blackstone Senior Loan ETF			5,004,000
		TOTAL EXCHANGE-TRADED FUNDS (Cost $47,595,086)			47,253,848

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		VARIABLE RATE SENIOR LOAN INTERESTS - 85.0%
		AUTOMOBILES & COMPONENTS - 1.1%
1,949,284	(e)	Adient US LLC, Term Loan B2, (TSFR1M + 2.250%)	6.574	01/29/31	1,947,666
7,755,563	(e)	Clarios Global LP, Term Loan B, (TSFR1M + 2.500%)	6.824	05/06/30	7,733,265
8,000,000	(e)	Clarios Global LP, Term Loan B, (TSFR1M + 2.750%)	7.074	01/28/32	7,996,680
		TOTAL AUTOMOBILES & COMPONENTS			17,677,611

		CAPITAL GOODS - 6.3%
235,577	(e),(f)	Air Comm Corporation, LLC, Delayed Draw Term Loan	0.000	12/11/31	235,724
2,826,923	(e)	Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%)	7.396	12/11/31	2,828,690
2,568,621	(e)	Archkey Solutions LLC, Term Loan B, (TSFR1M + 4.750%)	9.059	11/03/31	2,580,924
2,493,750	(e)	Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%)	7.859	10/18/29	2,512,466
4,982,000	(e),(g)	Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%)	7.324	01/27/32	4,970,317
2,385,234	(e)	Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.750%)	7.079	10/17/30	2,388,037
8,717,334	(e)	Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%)	7.674	11/03/28	8,716,114

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CAPITAL GOODS (continued)
$ 4,553,235	(e)	Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%)	6.805%	03/18/30	$ 4,566,053
702,092	(e)	Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%)	7.662	04/12/28	652,756
2,802,975	(e)	Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%)	6.074	06/04/31	2,791,665
1,379,310	(e),(f),(h)	Kaman Corp, Term Loan, (TBD)	TBD	TBD	1,373,883
14,620,690	(e),(h)	Kaman Corp, Term Loan, (TBD)	TBD	TBD	14,563,157
4,359,710	(e)	Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%)	6.762	06/21/28	4,360,429
1,685,775	(e)	Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 3.250%)	7.574	09/26/31	1,690,689
2,507,400	(e)	MI Windows and Doors, LLC, Term Loan B2, (TSFR1M + 3.000%)	7.324	03/28/31	2,516,239
1,336,000	(e),(h)	MX Holdings US Inc, Term Loan, (TBD)	TBD	TBD	1,337,670
7,521,000	(e),(h)	Quikrete Holdings Inc, Term Loan, (TBD)	TBD	TBD	7,517,503
1,188,030	(e)	Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%)	8.785	02/15/29	1,194,606
12,469,659	(e)	TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%)	7.737	04/15/30	12,496,219
3,162,075	(e)	TransDigm, Inc., Term Loan, (TSFR3M + 2.500%)	6.829	01/20/32	3,168,462
5,128,073	(e)	TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%)	6.829	02/28/31	5,134,483
11,114,762	(e)	Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%)	8.188	11/20/28	10,813,718
5,490,938	(e)	Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M + 3.500%)	7.822	08/01/30	5,489,236
		TOTAL CAPITAL GOODS			103,899,040

		COMMERCIAL & PROFESSIONAL SERVICES - 4.9%
9,140,604	(e)	Allied Universal Holdco LLC, Incremental Term Loan B, (TSFR1M + 3.750%)	8.174	05/15/28	9,160,987
2,700,163	(e)	Anticimex International AB, Term Loan B1, (SOFR90A + 3.150%)	7.490	11/16/28	2,706,914
4,030,070	(e),(g)	Anticimex International AB, Term Loan B6, (SOFR90A + 3.400%)	7.740	11/16/28	4,048,527
296,379	(e),(f)	Archkey Solutions LLC, Delayed Draw Term Loan B	0.000	11/03/31	297,799
4,322,398	(e)	CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%)	7.938	06/02/28	4,313,905
4,860,969	(e)	Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M + 2.750%)	7.074	10/01/31	4,870,764
4,408,448	(e)	Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M + 2.250%)	6.574	01/18/29	4,407,764
2,520,303	(e)	Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%)	7.291	08/01/29	2,532,451
3,347,000	(e)	First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%)	7.574	10/31/31	3,357,459
6,438,897	(e)	Garda World Security Corporation, Term Loan B, (TSFR1M + 3.000%)	7.308	02/01/29	6,434,905
8,438,850	(e)	GFL Environmental Inc., Term Loan B, (TSFR3M + 2.000%)	6.305	07/03/31	8,442,521
3,600,000	(e),(h)	GFL Environmental Services Inc/ON, Term Loan, (TBD)	TBD	TBD	3,595,518
2,648,676	(e)	OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%)	7.050	07/25/30	2,649,974
4,212,163	(e)	PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M + 3.000%)	7.329	03/24/31	4,228,822
1,569,211	(e)	Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%)	6.313	10/15/30	1,568,277
1,715,000	(e),(h)	Win Waste Innovations Holdings Inc, Term Loan, (TBD)	TBD	TBD	1,715,000
14,662,845	(e)	WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.188	03/27/28	14,525,381
2,079,787	(e)	XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%)	7.827	06/24/31	2,090,186
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			80,947,154

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.3%
377,187	(e)	Academy, Ltd., Term Loan, (TSFR1M + 3.750%)	8.173	11/08/27	378,130
2,094,475	(e)	Barentz International B.V., Term Loan B2, (TSFR3M + 4.000%)	8.429	03/28/31	2,093,606
2,941,628	(e)	Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%)	7.052	10/16/31	2,953,129
7,401,392	(e)	CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%)	6.802	11/08/32	7,392,141
3,188,853	(e)	Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%)	7.438	12/18/28	3,200,812
3,488,247	(e)	EG Group Limited, Term Loan B, (TSFR3M + 4.250%)	8.563	02/07/28	3,516,275
2,446,863	(e)	EOS Finco Sarl, Term Loan, (TSFR6M + 6.000%)	10.285	10/09/29	1,055,210
1,409,016	(e)	Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%)	7.326	06/17/31	1,408,008
6,508,688	(e)	Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%)	6.820	06/09/31	6,493,750
1,631,800	(e)	LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M + 3.750%)	8.167	06/06/31	1,592,735
5,387,046	(e)	LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%)	8.174	12/20/27	5,383,976
2,556,242	(e)	Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%)	6.819	04/23/31	2,556,242
920,000	(e),(g)	Leslie’s Poolmart, Inc., Term Loan B, (TSFR3M + 2.750%)	7.302	03/09/28	793,500

See Notes to Financial Statements	23

Portfolio of Investments February 28, 2025 (continued)

Floating Rate Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 2,955,224	(e)	Mister Car Wash Holdings, Inc., Term Loan B, (TSFR3M + 2.750%)	7.041%	03/27/31	$ 2,968,419
8,517,410	(e)	PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%)	8.174	02/14/28	8,497,607
546,691	(e)	Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%)	6.938	10/20/28	539,759
3,230,903	(e)	White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%)	7.574	10/31/29	3,224,844
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			54,048,143

		CONSUMER DURABLES & APPAREL - 1.8%
8,625,263	(e)	AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.000%)	7.309	07/31/28	8,606,201
3,126,785	(e)	Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%)	6.938	05/30/28	3,130,693
31,332	(e)	Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M + 7.500%)	11.943	06/29/28	29,436
2,500,000	(e)	Tempur Sealy International Inc., Term Loan B, (TSFR1M + 2.500%)	6.824	10/24/31	2,503,125
4,913,000	(e)	Varsity Brands, Inc., Term Loan B, (TSFR3M + 3.500%)	8.068	08/26/31	4,917,913
7,880,982	(e)	Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%)	7.688	10/29/27	7,835,824
2,915,000	(e)	WH Borrower, LLC, Term Loan B, (TSFR3M + 4.750%)	9.072	02/20/32	2,925,203
		TOTAL CONSUMER DURABLES & APPAREL			29,948,395

		CONSUMER SERVICES - 8.4%
194,830	(e)	24 Hour Fitness Worldwide, Inc., Exit Delayed Draw Term Loan, (TSFR3M + 14.000%)	18.583	09/29/26	83,777
371,257	(e)	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (TSFR3M + 5.000%), (cash 9.590%, PIK 5.000%)	9.590	12/29/25	141,698
3,600,000	(e),(h)	Allwyn Entertainment Financing US LLC, Term Loan, (TBD)	TBD	TBD	3,595,518
8,644,104	(e)	Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%)	7.074	08/17/28	8,671,117
3,107,895	(e)	Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%)	7.324	05/31/30	3,121,508
8,007,774	(e),(g)	AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M + 7.000%)	11.320	01/04/29	8,156,479
3,985,013	(e)	Caesars Entertainment Inc., Term Loan B, (TSFR3M + 2.250%)	6.563	02/06/30	3,991,488
3,473,750	(e)	Caesars Entertainment Inc., Term Loan B1, (TSFR3M + 2.250%)	6.563	02/06/31	3,483,529
1,953,549	(e)	Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%)	6.318	08/09/27	1,956,606
2,145,711	(e)	Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%)	6.318	10/18/28	2,152,792
1,660,000	(e)	Catawba Nation Gaming Authority, Term Loan, (CME Term SOFR 1 Month + 4.750%)	9.303	12/16/31	1,676,600
900,000	(e),(h)	CE Intermediate I LLC, Term Loan, (TBD)	TBD	TBD	902,817
2,947,762	(e)	Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%)	7.076	05/24/30	2,972,081
15,405,345	(e)	ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%)	9.590	09/18/26	15,513,953
8,432,000	(e)	Crown Finance US, Inc., Term Loan B, (TSFR1M + 5.250%)	9.559	12/02/31	8,422,008
2,500,000	(e),(h)	DK Crown Holdings Inc, Term Loan, (TBD)	TBD	TBD	2,495,313
3,124,914	(e)	Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%)	7.824	01/29/29	3,129,101
5,306,325	(e)	Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%)	6.079	11/25/30	5,300,515
3,240,000	(e)	GBT US III LLC, Term Loan B, (TSFR3M + 2.500%)	6.802	07/28/31	3,240,891
4,239,793	(e)	GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M + 2.750%)	7.079	10/31/29	4,251,388
4,061,033	(e)	IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%)	6.824	12/15/27	4,062,312
6,069,655	(e)	Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%)	6.562	04/16/29	6,085,800
7,593,698	(e)	Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%)	7.829	11/30/29	7,485,222
3,062,500	(e)	Playa Resorts Holding B.V., Term Loan B, (TSFR1M + 2.750%)	7.074	01/05/29	3,073,341
5,304,743	(e)	Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%)	7.296	04/04/29	5,310,074
3,444,204	(e)	SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M + 2.000%)	6.324	12/04/31	3,439,899
1,810,900	(e)	Six Flags Entertainment Corporation, Term Loan B, (TSFR1M + 2.000%)	6.309	05/01/31	1,813,073
9,620,671	(e)	Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%)	8.706	03/06/28	8,361,373
2,800,000	(e)	UFC Holdings, LLC, Term Loan B, (TSFR3M + 2.250%)	6.580	11/21/31	2,804,536
7,233,784	(e)	Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.750%)	7.074	01/30/31	7,222,318
5,953,448	(e)	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (TSFR1M + 2.750%)	7.188	05/16/25	5,963,688
		TOTAL CONSUMER SERVICES			138,880,815

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		ENERGY - 1.7%
$ 2,562,500	(e)	Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%)	7.302%	10/15/31	$ 2,574,851
16,419,564	(e)	Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M + 3.000%)	7.555	11/16/26	16,412,750
1,426,942	(e)	Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M + 3.250%)	7.543	12/21/28	1,428,726
2,082,228	(e),(g)	New Fortress Energy Inc, Term Loan, (TSFR3M + 5.000%)	9.291	10/30/28	1,971,027
3,973,196	(e)	TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M + 3.250%)	7.574	11/17/28	4,002,994
1,172,531	(e)	Traverse Midstream Partners LLC, Term Loan, (TSFR3M + 3.000%)	7.291	02/16/28	1,179,860
		TOTAL ENERGY			27,570,208

		FINANCIAL SERVICES - 0.8%
2,793,000	(e)	AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%)	7.074	07/30/31	2,804,786
1,845,000	(e)	AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%)	7.324	08/02/28	1,842,924
1,538,091	(e)	Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.000%)	8.324	12/15/28	1,552,833
1,562,000	(e)	Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M + 3.250%)	7.542	12/03/31	1,565,421
1,777,219	(b),(e),(i)	Ditech Holding Corporation, Term Loan	0.000	06/30/25	178
167,786	(e)	Focus Financial Partners, LLC, Delayed Draw Term Loan, (N/A + TSFR1M + 2.438%)	4.599	09/15/31	167,677
1,562,214	(e)	Focus Financial Partners, LLC, Term Loan B8, (TSFR1M + 3.250%)	7.574	09/15/31	1,561,199
4,329,150	(e)	Kestra Advisor Services Holdings A, Inc., Repriced Term Loan, (TSFR3M + 3.000%)	7.291	03/24/31	4,327,224
		TOTAL FINANCIAL SERVICES			13,822,242

		FOOD, BEVERAGE & TOBACCO - 2.0%
5,265,572	(e)	8th Avenue Food & Provisions, Inc., First Lien Term Loan, (TSFR1M + 3.750%)	8.188	10/01/25	5,180,665
833,235	(e)	8th Avenue Food & Provisions, Inc., Incremental Term Loan, (TSFR1M + 4.750%)	9.188	10/01/25	818,132
1,311,696	(e)	Aspire Bakeries Holdings LLC, Term Loan, (TSFR1M + 4.250%)	8.574	12/23/30	1,319,894
2,576,390	(e)	CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%)	7.438	12/08/28	2,582,831
138	(e)	City Brewing Company, LLC, First Lien Second Out PIK TL, (TSFR3M + 5.000%)	9.564	04/14/28	11
738,690	(e)	City Brewing Company, LLC, First Out New Money Term Loan, (TSFR3M + 6.250%)	10.814	04/05/28	376,732
1,933,009	(e)	City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M + 3.500%)	8.064	04/05/28	985,834
191,140	(e)	City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR1M + 9.000%)	13.423	01/03/26	184,928
3,295,958	(e)	Fiesta Purchaser, Inc., First Lien Term Loan B, (TSFR1M + 3.250%)	7.574	02/12/31	3,298,447
7,475,888	(e)	Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%)	7.573	07/12/29	7,494,578
1,370,690	(e),(g)	Savor Acquisition Inc, Term Loan, (CME Term SOFR 1 Month + 3.250%)	7.572	02/04/32	1,374,117
129,310	(e),(f),(h)	Savor Acquisition Inc, Term Loan, (TBD)	TBD	TBD	129,634
8,609,600	(e)	Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%)	6.565	03/31/28	8,630,306
		TOTAL FOOD, BEVERAGE & TOBACCO			32,376,109

		HEALTH CARE EQUIPMENT & SERVICES - 8.3%
2,872,241	(e)	ADMI Corp., Term Loan B5, (TSFR1M + 5.750%)	10.074	12/23/27	2,892,591
5,471,370	(e)	AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%)	7.074	08/24/28	5,503,870
11,774,145	(e),(g)	Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%)	7.674	05/10/27	11,752,069
1,175,000		Concentra Health Services Inc, Term Loan	6.324	07/28/31	1,180,875
1,012,462	(e)	Concentra Health Services Inc, Term Loan B, (TSFR1M + 2.250%)	6.574	07/28/31	1,017,525
3,158,579	(e)	Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.750%)	8.079	06/25/29	3,180,784
1,985,000	(e),(h)	Eyecare Partners LLC, Term Loan, (TBD)	TBD	TBD	1,565,123
7,542,299	(e)	Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%)	8.429	10/01/27	7,040,283
8,270,155	(e)	Global Medical Response, Inc., PIK Term Loan, (TSFR3M + 5.500%)	9.790	10/02/28	8,278,549
2,505,000	(e)	MedAssets Software Intermediate Holdings, Inc., First Out Term Loan, (TSFR1M + 4.000%)	8.320	12/17/28	2,441,473
16,084,679	(e)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.574	10/23/28	16,127,062
5,464,877	(e)	National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M + 3.750%)	8.176	03/02/28	5,369,241

See Notes to Financial Statements	25

Portfolio of Investments February 28, 2025 (continued)

Floating Rate Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)
$157,762	(e)	National Mentor Holdings, Inc., Term Loan C, (TSFR3M + 3.750%)	8.179%	03/02/28	$155,001
1,268,975	(e)	Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%)	9.302	02/28/28	1,280,079
3,891,592	(e)	Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%)	7.070	03/17/31	3,911,342
13,511,251	(e)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.824	11/15/28	13,546,921
9,514,441	(e)	Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%)	6.824	02/21/31	9,492,511
1,716,944	(e)	Radiology Partners Inc, Extended Term Loan B, (TSFR3M + 2.500%), (cash 8.090%, PIK 1.500%)	4.795	01/31/29	1,688,838
3,842,576	(e)	Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%)	6.309	12/03/31	3,855,602
313,000	(e)	Sound Inpatient Physicians, Tranche A Term Loan (First Out), (TSFR3M + 3.250%)	5.545	06/28/28	328,024
2,460,662	(e)	Sound Inpatient Physicians, Tranche B Term Loan (Second Out), (TSFR3M + 2.500%), (cash 8.090%, PIK 1.500%)	4.795	06/28/28	2,305,332
17,930,638	(e)	Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.074	12/19/30	17,973,313
7,541,923	(e)	Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%)	9.541	03/02/27	7,402,888
3,888,600	(e)	Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%)	8.324	10/29/31	3,939,152
13,456	(b),(e)	Vyaire Medical, Inc., PIK Roll Up Term Loan	0.000	06/14/25	1
303,385	(b),(e),(i)	Vyaire Medical, Inc., Term Loan B	0.000	04/16/25	30
4,000,000	(e)	Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%)	7.574	11/26/31	3,991,100

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			136,219,579

		INSURANCE - 6.2%
5,151,161	(e)	Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%)	7.324	11/06/30	5,155,205
13,205,987	(e)	Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%)	7.072	09/19/31	13,200,638
5,365,000	(e)	AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%)	6.574	01/21/32	5,361,969
10,644,563	(e)	AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M + 3.500%)	7.824	02/14/31	10,656,484
701,866	(e)	Asurion LLC, Term Loan B11, (TSFR1M + 4.250%)	8.674	08/21/28	702,140
3,813,694	(e)	Asurion LLC, Term Loan B8, (TSFR1M + 3.250%)	7.688	12/23/26	3,813,332
4,110,485	(e)	Asurion LLC, Term Loan B9, (TSFR1M + 3.250%)	7.688	07/30/27	4,110,156
22,345,324	(e),(g)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.324	06/16/31	22,369,457
1,453,500	(e)	Evertec Group, LLC, Term Loan B, (TSFR1M + 2.750%)	7.074	10/15/30	1,464,401
7,362,643	(e)	HUB International Limited, Term Loan B, (TSFR3M + 2.500%)	6.787	06/20/30	7,376,963
11,025,189	(e)	Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%)	6.574	09/15/31	11,043,105
8,323,819	(e)	Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR3M + 3.000%)	7.313	07/31/31	8,337,221
4,196,855	(e)	Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%)	7.079	05/06/31	4,201,576
3,762,565	(e)	USI, Inc., Term Loan C, (TSFR3M + 2.250%)	6.579	09/27/30	3,753,648
1,054,778	(e)	USI, Inc., Term Loan D, (TSFR3M + 2.250%)	6.579	11/23/29	1,052,637

		TOTAL INSURANCE			102,598,932

		MATERIALS - 4.8%
3,239,164	(e)	Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%)	7.072	08/19/30	3,248,072
5,315,899	(e)	Ascend Performance Materials Operations LLC, Term Loan B, (TSFR6M + 4.750%)	9.095	08/27/26	2,745,263
5,926,072	(e)	Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M + 3.500%)	7.814	06/09/31	5,931,820
5,967,130	(e)	Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%)	7.499	04/13/29	5,971,397
3,825,000	(e)	CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%)	8.340	12/29/27	3,264,006
6,313,569	(e)	Discovery Purchaser Corporation, Term Loan, (TSFR3M + 3.750%)	8.040	10/04/29	6,305,172
3,575,000	(e),(h)	Fortis 333 Inc, Term Loan, (TBD)	TBD	TBD	3,582,829
3,043,143	(e)	INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%)	8.674	03/29/29	2,982,280
298,375	(e)	INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%)	8.174	03/01/30	288,678
1,144,000	(e)	INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%)	8.574	10/07/31	1,121,120
1,181,094	(e)	Ineos US Finance LLC, First Lien Term Loan B, (TSFR1M + 3.000%)	7.324	02/07/31	1,165,905
2,417,709	(e)	Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%)	7.574	02/19/30	2,383,716
6,907,561	(e)	Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%)	9.227	02/09/26	6,508,476
980,000	(e),(h)	Knife River Corp, Term Loan, (TBD)	TBD	TBD	981,534

26	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS (continued)
$3,824,263	(e),(g)	Lonza Group AG, Term Loan B, (TSFR3M + 3.925%)	8.354%	07/03/28	$3,681,541
4,839,262	(e)	Nouryon Finance B.V., Term Loan B1, (TSFR3M + 3.250%)	7.553	04/03/28	4,871,032
247,505	(e)	Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%)	7.554	04/03/28	249,413
3,410,461	(e)	Pactiv Evergreen Group Holdings Inc., Term Loan B4, (TSFR1M + 2.500%)	6.824	09/25/28	3,414,827
535,000	(e)	Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%)	8.188	08/03/26	512,263
4,721,652	(e)	Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%)	8.312	09/15/28	4,731,969
4,550,612	(e)	SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%)	8.074	04/21/31	4,584,037
3,598,309	(e)	TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%)	7.688	03/03/28	3,596,869
2,787,625	(e)	Tronox Finance LLC, Term Loan B1, (TSFR3M + 2.250%)	6.601	04/04/29	2,756,264
310,577	(e),(f)	USALCO, LLC, Delayed Draw Term Loan	4.000	09/30/31	312,130
3,014,423	(e)	USALCO, LLC, Term Loan B, (TSFR1M + 4.000%)	8.324	09/30/31	3,029,495

		TOTAL MATERIALS			78,220,108

		MEDIA & ENTERTAINMENT - 3.1%
2,840,701	(e)	ABG Intermediate Holdings 2 LLC, First Lien Term Loan B, (TSFR1M + 2.250%)	6.574	12/21/28	2,840,204
3,252,324	(e)	Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M + 4.250%)	8.805	10/28/27	3,250,876
6,682,420	(e)	Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M + TSFR3M + 3.500%)	7.825	03/24/31	6,683,823
3,119,325	(e)	Century De Buyer LLC, Term Loan B, (TSFR3M + 3.500%)	7.787	10/30/30	3,132,489
262,642	(e)	Checkout Holding Corp., Exit Term Loan, (TSFR1M + 9.500%)	13.812	05/24/30	253,449
9,429,401	(e)	Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M + 4.000%)	8.438	08/23/28	9,450,429
1,656,703	(e)	CMG Media Corporation, Term Loan, (TSFR3M + 3.500%)	7.929	06/18/29	1,532,152
3,921,680	(e)	CSC Holdings, LLC, Term Loan B5, (LIBOR 6 M + 2.500%)	7.173	04/15/27	3,705,752
8,144,636	(e),(g)	CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%)	8.812	01/18/28	8,016,114
980,244	(e)	DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%)	9.552	08/02/27	983,048
1,677,206	(e)	Dotdash Meredith Inc, Term Loan, (TSFR1M + 3.500%)	7.809	12/01/28	1,689,785
5,273,934	(e)	McGraw-Hill Global Education Holdings, LLC, Term Loan B, (TSFR3M + 3.250%)	7.552	08/06/31	5,309,771
702,520	(e)	Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%)	6.923	06/02/28	702,959
5,155	(e)	NEP Group, Inc., Term Loan B, (TSFR3M + 2.375%), (cash 7.825%, PIK 1.500%)	4.662	08/19/26	4,788
3,273,637	(e)	Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M + 3.000%)	7.321	02/10/31	3,284,277

		TOTAL MEDIA & ENTERTAINMENT			50,839,916

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,943,265	(e),(h)	Bausch Health Companies Inc., Term Loan B, (TBD)	TBD	TBD	1,935,376
6,324,523	(e)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.574	05/05/28	6,338,342
9,623,621	(e)	Organon & Co, Term Loan, (TSFR1M + 2.250%)	6.570	05/19/31	9,615,585
1,846,629	(e)	Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%)	6.324	04/20/29	1,851,245

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			19,740,548

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
7,172,789	(e)	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%)	7.074	01/31/30	7,172,789
2,493,750	(e)	Cushman & Wakefield U.S. Borrower, LLC, Tranche 2 Incremental Term Loan, (TSFR1M + 3.250%)	7.574	01/31/30	2,504,136
5,395,000	(e),(g)	Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%)	7.938	12/08/25	5,242,942
9,074,102	(e),(g)	Verifone Systems, Inc., First Lien Term Loan, (TSFR3M + 4.000%)	8.583	08/20/25	8,680,195

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			23,600,062

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
8,843,000	(e)	Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%)	7.315	11/13/31	8,830,399

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,830,399

		SOFTWARE & SERVICES - 15.2%
981,693	(e)	Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.000%)	7.291	02/03/31	986,376
1,883,000	(e)	Amentum Government Services Holdings LLC, Term Loan B, (TSFR1M + 2.250%)	6.574	09/29/31	1,859,462
1,432,815	(e)	Applied Systems, Inc., First Lien Term Loan, (TSFR3M + 2.750%)	7.079	02/24/31	1,443,647
517,155	(e)	Apttus Corporation, Term Loan B, (TSFR3M + 3.500%)	7.791	05/08/28	521,303
6,076,126	(e)	Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%)	5.912	08/01/28	5,050,780

See Notes to Financial Statements	27

Portfolio of Investments February 28, 2025 (continued)

Floating Rate Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOFTWARE & SERVICES (continued)
$3,010,000	(e)	BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 3.500%)	7.791%	11/25/31	$3,027,067
13,562,010	(e)	Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%)	6.291	01/31/31	13,585,744
16,978,096	(e),(g)	Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%)	7.291	07/30/31	16,965,957
10,125,928	(e)	Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%)	7.074	01/31/31	10,004,416
3,937,000	(e),(h)	Clearwater Analytics LLC, Term Loan, (TBD)	TBD	TBD	3,939,461
7,746,560	(e)	Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%)	7.059	04/30/31	7,683,619
6,500,000	(e),(h)	Cotiviti Inc, Term Loan, (TBD)	TBD	TBD	6,424,860
8,000,000	(e)	Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%)	7.535	10/09/31	7,986,800
12,837,460	(e)	Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%)	7.074	05/30/31	12,893,303
2,125,000	(e)	FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%)	9.291	11/05/31	2,041,339
3,620,925	(e)	Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%)	8.074	06/27/31	3,626,592
20,200,000	(e),(g)	Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M + 2.500%)	6.824	01/30/32	20,130,613
2,067,927	(e)	IGT Holding IV AB, Term Loan B2, (SOFR90A + 3.400%)	7.942	03/29/28	2,078,267
5,092,952	(e)	Informatica LLC, Term Loan B, (TSFR1M + 2.250%)	6.574	10/30/28	5,096,135
4,308,000	(e)	Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%)	7.563	12/08/31	4,332,232
11,267,548	(e)	McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%)	7.309	03/01/29	11,257,689
10,107,175	(e)	Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%)	7.574	06/17/31	10,051,282
3,901,157	(e)	Open Text Corporation, Term Loan B, (TSFR1M + 1.750%)	6.074	01/31/30	3,902,249
3,114,350	(e)	Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%)	9.074	03/24/31	2,963,833
2,025,000	(e)	PointClickCare Technologies, Inc., Term Loan B, (TSFR3M + 3.250%)	7.579	11/03/31	2,032,594
5,873,160	(e)	Press Ganey Holdings, Inc., First Lien Term Loan B, (TSFR1M + 3.250%)	7.574	04/30/31	5,872,250
3,030,000	(e),(h)	Project Alpha Intermediate Holding Inc, Term Loan, (TBD)	TBD	TBD	3,045,317
4,200,000	(e),(g)	Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%)	7.324	08/31/28	4,215,078
3,712,845	(e)	Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%)	10.675	05/15/28	3,847,436
7,779,726	(e)	Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%)	7.175	05/15/28	4,496,020
6,833,818	(e)	Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%)	8.574	11/28/28	6,864,331
6,907,813	(e),(g)	Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%)	7.324	10/29/29	6,909,678
882,699	(e)	SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%)	6.324	05/09/31	885,082
2,887,000	(e)	Surf Holdings, LLC, Incremental Term Loan, (TSFR1M + 3.500%)	7.938	03/05/27	2,898,591
2,875,000	(e)	Synechron Inc, Term Loan B, (TSFR3M + 3.750%)	8.041	10/03/31	2,878,594
4,064,644	(e)	Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%)	11.329	05/13/27	4,039,240
2,530,278	(e)	Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M + 1.750%)	6.074	08/31/28	2,518,019
2,054,850	(e)	Thunder Generation Funding LLC, Term Loan B, (TSFR3M + 3.000%)	7.329	10/03/31	2,063,326
15,974,666	(e),(g)	UKG Inc., Term Loan B, (TSFR3M + 3.000%)	7.300	02/10/31	15,991,679
5,369,465	(e)	Vision Solutions, Inc., Incremental Term Loan, (TSFR3M + 4.000%)	8.552	04/24/28	5,291,715
4,812,938	(e)	VS Buyer, LLC, First Lien Term Loan B, (TSFR1M + 2.750%)	7.070	04/14/31	4,824,970
3,078,198	(e)	West Corporation, Term Loan B3, (TSFR3M + 4.000%)	8.541	04/12/27	2,154,092
2,884,000		X Corp, Term Loan	9.500	10/29/29	2,948,890
1,679,000	(e),(h)	X Corp, Term Loan, (TBD)	TBD	TBD	1,676,448
7,592,625	(e)	Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%)	7.074	09/28/29	7,546,234

		TOTAL SOFTWARE & SERVICES			250,852,610

		TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
41,438,723	(e),(g)	CommScope, Inc., Term Loan, (TSFR1M + 5.250%)	9.574	12/17/29	42,429,316
10,866,027	(e)	Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%)	7.050	12/03/29	10,855,867
2,360,539	(e)	Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%)	7.077	09/22/31	2,378,986
6,070,227	(e)	MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%)	8.953	12/01/25	56,271
3,526,591	(e)	MLN US HoldCo LLC, Second Out Term Loan, (Prime + 5.700%)	13.200	10/18/27	57,325
1,377,946	(e)	Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 1.250%)	3.414	07/03/28	847,437

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			56,625,202

		TELECOMMUNICATION SERVICES - 6.4%
1,837,179	(e)	Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%)	8.370	02/02/26	1,607,991
5,003,525	(e)	Altice France S.A., Term Loan B13, (LIBOR 3 M + 4.000%)	8.682	08/14/26	4,372,631
1,460,188	(e)	Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%)	7.312	11/30/27	1,460,465

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TELECOMMUNICATION SERVICES (continued)
$5,597,231	(e)	Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 2.750%)	7.074%	11/24/28	$5,603,668
4,797,182	(b),(e),(i)	Cyxtera DC Holdings, Inc., Term Loan B	0.000	05/01/25	26,384
4,919,113	(e)	Digicel International Finance Limited, Term Loan, (TSFR3M + 7.500%), (cash 11.791%, PIK 1.500%)	11.791	05/27/27	4,902,954
13,259,288	(e)	Frontier Communications Corp., Term Loan B, (TSFR6M + 2.500%)	6.792	07/01/31	13,342,158
2,063,496	(e)	Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%)	6.574	09/20/30	2,041,737
6,187,486	(e)	Level 3 Financing Inc., Extended Term Loan B1, (TSFR1M + 6.560%)	10.884	04/16/29	6,261,396
12,048,514	(e)	Level 3 Financing Inc., Extended Term Loan B2, (TSFR1M + 6.560%)	10.884	04/15/30	12,192,554
11,700,149	(e),(g)	Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%)	6.788	04/15/30	11,005,569
4,231,739	(e)	Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%)	10.324	06/01/28	4,244,984
4,722,463	(e),(g)	Numericable Group SA, Term Loan B11, (LIBOR 3 M + 2.750%)	7.432	07/31/25	4,095,768
28,071,000	(e),(g)	Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%)	7.438	03/09/27	26,903,808
7,371,072	(e)	Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%)	6.926	04/28/28	7,267,214

		TOTAL TELECOMMUNICATION SERVICES			105,329,281

		TRANSPORTATION - 1.7%
4,615,125	(e)	Air Canada, Term Loan B, (TSFR3M + 2.000%)	6.337	03/21/31	4,639,654
2,780,487	(e)	American Airlines, Inc., Term Loan, (TSFR3M + 4.750%)	9.305	04/20/28	2,842,353
2,602,573	(e)	Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M + TSFR3M + 2.500%)	6.813	07/01/31	2,601,896
417,025	(e)	Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%)	6.824	07/01/31	417,070
9,861,914	(e),(g)	KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%)	6.824	09/25/31	9,820,543
5,000,000	(e),(h)	Stonepeak Nile Parent LLC, Term Loan, (TBD)	TBD	TBD	4,989,850
2,283,747	(e)	United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%)	6.297	02/24/31	2,290,405

		TOTAL TRANSPORTATION			27,601,771

		UTILITIES - 2.4%
4,586,000	(e),(h)	Cornerstone Generation LLC, Term Loan, (TBD)	TBD	TBD	4,606,064
3,283,500	(e)	EFS Cogen Holdings I LLC, Term Loan B, (TSFR3M + 3.500%)	7.805	10/03/31	3,291,709
1,497,870	(e)	Hamilton Projects Acquiror, LLC , Term Loan B, (TSFR1M + 3.000%)	7.324	05/30/31	1,503,367
2,194,500	(e)	Kestrel Acquisition, LLC, Term Loan B, (TSFR3M + 3.500%)	7.829	11/06/31	2,204,101
2,000,000	(e)	Long Ridge Energy LLC, Term Loan B, (TSFR1M + 4.500%)	8.814	02/19/32	1,988,750
11,830,000	(e)	Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M + 2.500%)	6.818	12/15/31	11,864,011
13,579,021	(e)	Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%)	6.818	05/17/30	13,614,395

		TOTAL UTILITIES			39,072,397

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $1,406,930,434)			1,398,700,522

SHARES		DESCRIPTION			VALUE

		WARRANTS - 0.0%

		TELECOMMUNICATION SERVICES - 0.0%
4		Intelsat SA/Luxembourg			6

		TOTAL TELECOMMUNICATION SERVICES			6

		TRANSPORTATION - 0.0%
1,071		ACBL HLDG CORP			49,801
3,029		ACBL HLDG CORP			186,284
11,952	(b)	American Commercial Barge Line LLC			2,988
21,203	(b)	American Commercial Barge Line LLC			7,421

		TOTAL TRANSPORTATION			246,494

		TOTAL WARRANTS (Cost $603,807)			246,500

		TOTAL LONG-TERM INVESTMENTS (Cost $1,641,168,822)			1,615,784,619

See Notes to Financial Statements	29

Portfolio of Investments February 28, 2025 (continued)

Floating Rate Income

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,859,986	(j)	State Street Navigator Securities Lending Government Money Market Portfolio	4.380%(k)	$ 2,859,986

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $2,859,986)		2,859,986

SHARES		DESCRIPTION	RATE	VALUE

		SHORT-TERM INVESTMENTS - 8.1%

		INVESTMENT COMPANIES - 8.1%
134,144,085		BlackRock Liquidity Funds T-Fund	4.517(l)	134,144,085

		TOTAL INVESTMENT COMPANIES (Cost $134,144,085)		134,144,085

		TOTAL SHORT-TERM INVESTMENTS (Cost $134,144,085)		134,144,085

		TOTAL INVESTMENTS - 106.5% (Cost $1,778,172,893)		1,752,788,690

		OTHER ASSETS & LIABILITIES, NET - (6.5)%		(106,589,458)

		NET ASSETS - 100%		$1,646,199,232

ETF	Exchange-Traded Fund
LIBOR	London Inter-Bank Offered Rate
M	Month
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR90A	90 Day Average Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
TSFR6M	CME Term Secured Overnight Financing Rate 6 Month

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	For fair value measurement disclosure purposes, investment classified as Level 3.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $147,111,021 or 8.4% of Total Investments.
(d)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,741,372.
(e)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(g)	Portion of investment purchased on a delayed delivery basis.
(h)	When-issued or delayed delivery security.
(i)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j)	Investments made with cash collateral received from securities on loan.
(k)	The rate shown is the one-day yield as of the end of the reporting period.
(l)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

30	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

High Yield Income

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.0%

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 4.5%

		ENERGY - 1.8%
$5,000,000	(a)	South Bow Canadian Infrastructure Holdings Ltd	7.625%	03/01/55	$5,138,885
7,360,000	(a),(b)	Venture Global LNG Inc	9.000	N/A	7,485,917

		TOTAL ENERGY			12,624,802

		TELECOMMUNICATION SERVICES - 1.3%
3,675,000		Bell Telephone Co of Canada or Bell Canada	6.875	09/15/55	3,687,263
5,000,000		Rogers Communications Inc	7.000	04/15/55	5,022,163

		TOTAL TELECOMMUNICATION SERVICES			8,709,426

		UTILITIES - 1.4%
5,000,000	(a)	AltaGas Ltd	7.200	10/15/54	5,004,565
5,000,000		PG&E Corp	7.375	03/15/55	4,941,574

		TOTAL UTILITIES			9,946,139

		TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED (Cost $31,172,441)			31,280,367

SHARES		DESCRIPTION			VALUE

		COMMON STOCKS - 0.0%

		CONSUMER SERVICES - 0.0%
86,730	(c)	24 Hour Fitness Worldwide Inc			2,602
182,331	(c)	24 Hour Fitness Worldwide Inc			1,823

		TOTAL CONSUMER SERVICES			4,425

		TOTAL COMMON STOCKS (Cost $1,549,168)			4,425

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 72.5%

		AUTOMOBILES & COMPONENTS - 2.1%
2,000,000	(d)	Goodyear Tire & Rubber Co/The	5.625	04/30/33	1,841,779
2,400,000	(a)	IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%)	6.375	05/15/29	2,371,591
4,000,000	(a)	IHO Verwaltungs GmbH	8.000	11/15/32	4,041,080
4,350,000	(a)	Phinia Inc	6.625	10/15/32	4,374,786
2,500,000	(a)	ZF North America Capital Inc	6.750	04/23/30	2,458,492

		TOTAL AUTOMOBILES & COMPONENTS			15,087,728

		CAPITAL GOODS - 1.6%
1,505,000	(a)	Dcli Bidco LLC	7.750	11/15/29	1,571,222
2,500,000	(a)	Efesto Bidco S.p.A Efesto US LLC	7.500	02/15/32	2,481,750
1,255,000	(a)	Goat Holdco LLC	6.750	02/01/32	1,254,454
2,440,000	(a)	Quikrete Holdings Inc	6.375	03/01/32	2,475,404
1,500,000	(a)	TransDigm Inc	6.875	12/15/30	1,539,140
1,600,000	(a),(e)	WESCO Distribution Inc	6.375	03/15/33	1,614,898

		TOTAL CAPITAL GOODS			10,936,868

		COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
3,750,000	(a)	RR Donnelley & Sons Co	9.500	08/01/29	3,845,216

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,845,216

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.3%
1,883,345	(a)	Carvana Co, (cash 12.000%, PIK 12.000%)	9.000	12/01/28	1,950,811
2,261,250	(a)	Carvana Co, (cash 13.000%, PIK 13.000%)	9.000	06/01/30	2,400,441
1,000,000	(a)	Cougar JV Subsidiary LLC	8.000	05/15/32	1,058,631
1,425,000	(a)	Group 1 Automotive Inc	6.375	01/15/30	1,450,523
3,000,000		Kohl’s Corp	4.625	05/01/31	2,339,274
1,485,000	(a)	LCM Investments Holdings II LLC	8.250	08/01/31	1,567,244
2,850,000	(a),(d)	Macy’s Retail Holdings LLC	6.125	03/15/32	2,718,642
8,015,000	(a)	Michaels Cos Inc/The	7.875	05/01/29	4,892,406
2,315,000	(a)	Veritiv Operating Co	10.500	11/30/30	2,517,544
2,000,000	(a)	Wayfair LLC	7.250	10/31/29	2,031,230

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			22,926,746

See Notes to Financial Statements	31

Portfolio of Investments February 28, 2025 (continued)

High Yield Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER DURABLES & APPAREL - 2.1%
$5,250,000	(a)	CD&R Smokey Buyer Inc	9.500%	10/15/29	$5,158,125
2,770,000	(a)	Champ Acquisition Corp	8.375	12/01/31	2,909,758
1,750,000		Newell Brands Inc	6.625	09/15/29	1,782,998
4,880,000	(a)	S&S Holdings LLC	8.375	10/01/31	4,864,461

		TOTAL CONSUMER DURABLES & APPAREL			14,715,342

		CONSUMER SERVICES - 2.2%
2,760,000	(a),(d)	Caesars Entertainment Inc	6.000	10/15/32	2,691,339
2,690,000	(a)	Life Time Inc	6.000	11/15/31	2,699,941
1,500,000		MGM Resorts International	6.125	09/15/29	1,508,757
3,370,000	(a),(d)	NCL Corp Ltd	6.250	03/01/30	3,385,640
1,620,000	(a)	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp	6.625	02/01/33	1,618,019
3,525,000	(a),(d)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp	6.250	03/15/33	3,517,131

		TOTAL CONSUMER SERVICES			15,420,827

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
1,835,000	(a),(e)	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	6.250	03/15/33	1,857,884
2,785,000	(a)	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	6.500	02/15/28	2,837,363

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			4,695,247

		ENERGY - 12.5%
3,240,000	(a)	Archrock Partners LP / Archrock Partners Finance Corp	6.625	09/01/32	3,279,810
5,500,000	(a)	Baytex Energy Corp	7.375	03/15/32	5,376,813
2,800,000	(a)	Blue Racer Midstream LLC / Blue Racer Finance Corp	7.000	07/15/29	2,888,407
3,939,024	(a)	Borr IHC Ltd / Borr Finance LLC	10.000	11/15/28	3,915,388
7,450,000	(a)	Buckeye Partners LP	6.875	07/01/29	7,641,219
3,335,000	(a)	CNX Resources Corp	7.250	03/01/32	3,415,967
4,000,000	(a)	Coronado Finance Pty Ltd	9.250	10/01/29	4,047,792
2,500,000	(a)	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.500	06/15/31	2,422,632
2,000,000	(a)	Delek Logistics Partners LP / Delek Logistics Finance Corp	8.625	03/15/29	2,096,566
1,890,000	(a)	EQM Midstream Partners LP	6.375	04/01/29	1,938,454
2,945,000		Genesis Energy LP / Genesis Energy Finance Corp	7.875	05/15/32	2,962,953
2,035,000		Genesis Energy LP / Genesis Energy Finance Corp	8.000	05/15/33	2,055,421
4,560,000	(a)	Global Partners LP / GLP Finance Corp	8.250	01/15/32	4,750,271
3,790,000	(a)	Harvest Midstream I LP	7.500	05/15/32	3,972,511
5,350,000	(a)	Hilcorp Energy I LP / Hilcorp Finance Co	8.375	11/01/33	5,590,488
1,210,000	(a)	Matador Resources Co	6.250	04/15/33	1,188,891
5,080,000	(a)	Noble Finance II LLC	8.000	04/15/30	5,133,416
1,800,000	(a)	PBF Holding Co LLC / PBF Finance Corp	7.875	09/15/30	1,724,785
2,000,000	(a)	Shelf Drilling Holdings Ltd	9.625	04/15/29	1,769,600
1,700,000	(a)	Talos Production Inc	9.000	02/01/29	1,757,990
2,475,000	(a)	Talos Production Inc	9.375	02/01/31	2,546,795
2,290,000	(a)	TransMontaigne Partners LLC	8.500	06/15/30	2,323,130
3,000,000	(a)	Transocean Inc	8.250	05/15/29	2,958,745
5,685,000	(a)	USA Compression Partners LP / USA Compression Finance Corp	7.125	03/15/29	5,842,668
3,000,000	(a)	Venture Global LNG Inc	9.875	02/01/32	3,281,044
670,000	(a)	Venture Global LNG Inc	7.000	01/15/30	679,233
1,725,000	(a)	Weatherford International Ltd	8.625	04/30/30	1,781,035

		TOTAL ENERGY			87,342,024

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
4,185,000	(a)	Iron Mountain Inc	6.250	01/15/33	4,209,160
6,000,000	(d)	MPT Operating Partnership LP / MPT Finance Corp	5.000	10/15/27	5,399,770
1,145,000	(a)	MPT Operating Partnership LP / MPT Finance Corp	8.500	02/15/32	1,174,875
2,500,000	(a)	RHP Hotel Properties LP / RHP Finance Corp	6.500	04/01/32	2,532,531
4,000,000	(a)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	6.500	02/15/29	3,716,760

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			17,033,096

		FINANCIAL SERVICES - 8.7%
4,800,000	(a)	Azorra Finance Ltd	7.750	04/15/30	4,876,953
2,000,000	(a)	Block Inc	6.500	05/15/32	2,040,710
5,000,000	(a)	Encore Capital Group Inc	8.500	05/15/30	5,261,670
4,370,000	(a)	Freedom Mortgage Holdings LLC	8.375	04/01/32	4,370,000
3,000,000	(a)	Hunt Cos Inc	5.250	04/15/29	2,887,480

32	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES (continued)
$4,550,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.375%	02/01/29	$3,912,875
5,760,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp	9.000	06/15/30	5,659,585
6,525,000	(a)	Jane Street Group / JSG Finance Inc	6.125	11/01/32	6,550,812
2,425,000	(a)	NCR Atleos Corp	9.500	04/01/29	2,647,249
2,000,000		OneMain Finance Corp	4.000	09/15/30	1,799,506
3,650,000		OneMain Finance Corp	6.625	05/15/29	3,720,427
5,225,000	(a)	PennyMac Financial Services Inc	7.875	12/15/29	5,470,967
4,365,000	(a)	Starwood Property Trust Inc	6.000	04/15/30	4,333,330
2,560,000	(a)	UWM Holdings LLC	6.625	02/01/30	2,581,535
3,500,000	(a),(d)	VistaJet Malta Finance PLC / Vista Management Holding Inc	6.375	02/01/30	3,158,073
1,400,000	(a)	WEX Inc	6.500	03/15/33	1,401,612

		TOTAL FINANCIAL SERVICES			60,672,784

		FOOD, BEVERAGE & TOBACCO - 1.8%
3,400,000	(a),(d)	Fiesta Purchaser Inc	9.625	09/15/32	3,586,650
2,500,000	(a)	Post Holdings Inc	6.375	03/01/33	2,492,652
6,460,000	(a)	Viking Baked Goods Acquisition Corp	8.625	11/01/31	6,290,454

		TOTAL FOOD, BEVERAGE & TOBACCO			12,369,756

		HEALTH CARE EQUIPMENT & SERVICES - 3.7%
2,000,000	(a)	CHS/Community Health Systems Inc	6.125	04/01/30	1,304,738
3,500,000	(a)	CHS/Community Health Systems Inc	10.875	01/15/32	3,580,395
4,600,000	(a)	DaVita Inc	6.875	09/01/32	4,672,846
6,063,804	(a)	Global Medical Response Inc, (cash 10.000%, PIK 10.000%)	10.000	10/31/28	6,063,804
1,000,000	(a)	LifePoint Health Inc	11.000	10/15/30	1,100,436
2,600,000	(a)	Molina Healthcare Inc	6.250	01/15/33	2,569,409
4,000,000	(a)	Prime Healthcare Services Inc	9.375	09/01/29	3,787,565
2,500,000	(a)	Star Parent Inc	9.000	10/01/30	2,616,778

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			25,695,971

		INSURANCE - 2.0%
4,100,000	(a)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500	10/01/31	4,109,615
5,000,000	(a)	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves	7.875	11/01/29	5,027,879
2,085,000	(a)	Ardonagh Finco Ltd	7.750	02/15/31	2,147,845
3,000,000	(a)	Panther Escrow Issuer LLC	7.125	06/01/31	3,087,216

		TOTAL INSURANCE			14,372,555

		MATERIALS - 2.7%
1,690,000	(a)	Arsenal AIC Parent LLC	8.000	10/01/30	1,761,147
1,850,000	(a)	EverArc Escrow Sarl	5.000	10/30/29	1,737,941
3,850,000	(a)	Mineral Resources Ltd	8.000	11/01/27	3,891,053
1,100,000	(a),(d)	Mineral Resources Ltd	8.500	05/01/30	1,111,762
2,400,000	(a)	Mineral Resources Ltd	9.250	10/01/28	2,483,299
1,935,000	(a)	NOVA Chemicals Corp	7.000	12/01/31	2,002,795
1,565,000	(a)	Novelis Corp	3.250	11/15/26	1,518,248
2,630,000	(a),(d)	Sealed Air Corp	6.500	07/15/32	2,695,432
2,000,000	(a),(d)	Tronox Inc	4.625	03/15/29	1,789,773

		TOTAL MATERIALS			18,991,450

		MEDIA & ENTERTAINMENT - 9.0%
7,325,000	(a)	Advantage Sales & Marketing Inc	6.500	11/15/28	6,937,242
2,135,000	(a),(d)	AMC Entertainment Holdings Inc	7.500	02/15/29	1,804,077
1,800,000	(a)	CCO Holdings LLC / CCO Holdings Capital Corp	4.250	01/15/34	1,508,886
1,800,000	(a)	CCO Holdings LLC / CCO Holdings Capital Corp	4.500	06/01/33	1,556,068
6,100,000		Charter Communications Operating LLC / Charter Communications Operating Capital	4.400	12/01/61	4,204,179
3,800,000	(a)	CSC Holdings LLC	11.250	05/15/28	3,698,850
5,500,000	(a)	CSC Holdings LLC	5.500	04/15/27	5,104,172
3,000,000	(a)	Directv Financing LLC / Directv Financing Co-Obligor Inc	5.875	08/15/27	2,952,819
10,500,000	(a)	DISH Network Corp	11.750	11/15/27	11,079,301
1,525,000	(a)	Gray Media Inc	4.750	10/15/30	898,439
7,450,000	(a)	LCPR Senior Secured Financing DAC	6.750	10/15/27	6,350,551
2,400,000	(a)	McGraw-Hill Education Inc	7.375	09/01/31	2,454,506
2,825,000	(a)	Sirius XM Radio LLC	4.125	07/01/30	2,537,258
2,750,000	(a),(d)	Sirius XM Radio LLC	3.875	09/01/31	2,385,324

See Notes to Financial Statements	33

Portfolio of Investments February 28, 2025 (continued)

High Yield Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MEDIA & ENTERTAINMENT (continued)
$2,000,000	(a)	Sunrise HoldCo IV BV	5.500%	01/15/28	$1,972,600
3,275,000	(a)	Univision Communications Inc	7.375	06/30/30	3,199,179
4,100,000	(a)	Univision Communications Inc	8.500	07/31/31	4,087,354

		TOTAL MEDIA & ENTERTAINMENT			62,730,805

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
2,500,000	(a),(d)	Bausch Health Cos Inc	5.750	08/15/27	2,378,125
5,000,000	(a)	Bausch Health Cos Inc	6.125	02/01/27	4,818,750
1,550,000	(a)	Bausch Health Cos Inc	9.000	12/15/25	1,542,250
3,000,000	(a)	Grifols SA	4.750	10/15/28	2,835,832
2,000,000	(a),(d)	Organon & Co / Organon Foreign Debt Co-Issuer BV	7.875	05/15/34	2,052,042

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,626,999

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
8,522,400	(a),(d)	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp	7.000	04/15/30	7,870,777
1,800,000	(d)	Kennedy-Wilson Inc	5.000	03/01/31	1,630,278

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			9,501,055

		SOFTWARE & SERVICES - 1.0%
2,000,000	(a)	CA Magnum Holdings	5.375	10/31/26	1,975,431
775,000	(a)	Cloud Software Group Inc	8.250	06/30/32	803,608
580,000	(a)	Gen Digital Inc	6.250	04/01/33	580,713
3,310,000	(a)	Rocket Software Inc	9.000	11/28/28	3,428,802

		TOTAL SOFTWARE & SERVICES			6,788,554

		TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
6,800,000	(a)	CommScope LLC	9.500	12/15/31	7,080,500
2,300,000	(a)	CommScope Technologies LLC	5.000	03/15/27	2,166,948
1,350,000	(a)	Imola Merger Corp	4.750	05/15/29	1,298,743

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,546,191

		TELECOMMUNICATION SERVICES - 5.0%
3,249,187		Digicel Intermediate Holdings Ltd / Digicel International Finance Ltd / Difl US, (cash 9.000%, PIK 3.000%)	12.000	05/25/27	3,265,433
2,000,000		EchoStar Corp, (cash 6.750%, PIK 10.000%)	6.750	11/30/30	1,872,892
3,000,000		EchoStar Corp	10.750	11/30/29	3,214,203
5,000,000	(a)	Level 3 Financing Inc	3.750	07/15/29	3,850,000
3,000,000	(a)	Lumen Technologies Inc	4.500	01/15/29	2,482,970
3,000,000	(a)	Sable International Finance Ltd	7.125	10/15/32	2,940,000
3,440,000	(a)	Windstream Escrow LLC / Windstream Escrow Finance Corp	8.250	10/01/31	3,556,186
9,250,000	(a),(d)	Zayo Group Holdings Inc	4.000	03/01/27	8,726,084
6,000,000	(a)	Zayo Group Holdings Inc	6.125	03/01/28	5,314,808

		TOTAL TELECOMMUNICATION SERVICES			35,222,576

		TRANSPORTATION - 3.6%
3,200,000	(a)	Air Transport Services Group Inc	7.250	03/15/32	3,289,376
14,500,000	(a)	Brightline East LLC	11.000	01/31/30	13,262,933
3,367,000	(a)	Cargo Aircraft Management Inc	4.750	02/01/28	3,360,718
5,200,000	(a),(d)	VistaJet Malta Finance PLC / Vista Management Holding Inc	9.500	06/01/28	5,199,379

		TOTAL TRANSPORTATION			25,112,406

		UTILITIES - 2.8%
2,775,000	(a)	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC	6.375	02/15/32	2,751,662
4,000,000	(a)	ContourGlobal Power Holdings SA	6.750	02/28/30	4,020,600
3,250,000	(a)	Ferrellgas LP / Ferrellgas Finance Corp	5.875	04/01/29	3,036,130
2,190,000	(a)	NRG Energy Inc	6.000	02/01/33	2,165,141
1,750,000	(a)	NRG Energy Inc	6.250	11/01/34	1,756,080
3,000,000	(a)	Talen Energy Supply LLC	8.625	06/01/30	3,207,645
2,300,000	(a)	Vistra Operations Co LLC	7.750	10/15/31	2,428,455

		TOTAL UTILITIES			19,365,713

		TOTAL CORPORATE BONDS (Cost $502,045,604)			506,999,909

34	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		EXCHANGE-TRADED FUNDS - 4.3%
670,996	(d)	iShares Broad USD High Yield Corporate Bond ETF			$25,128,800
119,417		SPDR Blackstone Senior Loan ETF			4,979,689

		TOTAL EXCHANGE-TRADED FUNDS (Cost $30,006,592)			30,108,489

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 16.7%

		CAPITAL GOODS - 0.8%
$2,970,075	(f)	Albion Financing 3 SARL, Term Loan B, (TSFR3M + 3.000%)	7.293%	08/02/29	2,980,277
2,962,612	(f)	TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%)	6.829	02/28/31	2,966,316

		TOTAL CAPITAL GOODS			5,946,593

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,686,500	(f)	Staples, Inc., Term Loan B, (TSFR3M + 5.750%)	10.041	09/10/29	2,533,705

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			2,533,705

		CONSUMER SERVICES - 2.4%
203,444	(f)	24 Hour Fitness Worldwide, Inc., Exit Delayed Draw Term Loan, (TSFR3M + 14.000%)	18.583	09/29/26	87,481
423,383	(f)	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (TSFR3M + 5.000%), (cash 9.590%, PIK 5.000%)	9.590	12/29/25	161,592
2,992,481	(f)	AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M + 7.000%)	11.320	01/04/29	3,048,052
2,481,250	(f)	Caesars Entertainment Inc., Term Loan B1, (TSFR3M + 2.250%)	6.563	02/06/31	2,488,235
3,491,250	(f)	Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%)	7.076	05/24/30	3,520,053
2,500,000	(f)	Life Time Fitness Inc , Term Loan B, (TSFR3M + 2.500%)	6.796	11/05/31	2,505,313
1,375,553	(f)	Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%)	6.562	04/16/29	1,379,211
3,990,000	(f)	Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%)	7.829	11/30/29	3,933,003

		TOTAL CONSUMER SERVICES			17,122,940

		FOOD, BEVERAGE & TOBACCO - 0.5%
3,599,718	(f)	Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%)	6.565	03/31/28	3,608,375

		TOTAL FOOD, BEVERAGE & TOBACCO			3,608,375

		HEALTH CARE EQUIPMENT & SERVICES - 3.4%
2,971,702	(f)	ADMI Corp., Term Loan B2, (TSFR1M + 3.375%)	7.813	12/23/27	2,944,214
1,786,259	(f)	Athenahealth Group, Inc., Term Loan B, (TSFR1M + 3.000%)	7.324	02/15/29	1,786,099
2,244,375	(f)	Concentra Health Services Inc, Term Loan B, (TSFR1M + 2.250%)	6.574	07/28/31	2,255,597
2,300,000	(f)	Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%)	8.429	10/01/27	2,146,912
5,054,344	(f)	Heartland Dental, LLC, Term Loan, (TSFR1M + 4.500%)	8.824	04/28/28	5,062,380
2,705,281	(f)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.574	10/23/28	2,712,409
2,225,672	(f)	Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%)	6.824	02/21/31	2,220,542
4,971,322	(f)	Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%)	9.541	03/02/27	4,879,675

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			24,007,828

		INSURANCE - 1.3%
2,216,037	(f)	Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%)	7.324	11/06/30	2,217,777
2,623,583	(f)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.324	06/16/31	2,626,416
2,481,281	(f)	HUB International Limited, Term Loan B, (TSFR3M + 2.500%)	6.787	06/20/30	2,486,107
1,777,590	(f)	USI, Inc., Term Loan C, (TSFR3M + 2.250%)	6.579	09/27/30	1,773,377

		TOTAL INSURANCE			9,103,677

		MEDIA & ENTERTAINMENT - 1.0%
2,493,639	(f)	CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%)	8.812	01/18/28	2,454,289
2,000,000	(f)	Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%)	7.423	12/01/28	1,811,070
2,300,000	(f)	WideOpenWest Finance LLC, Super Priority First Out New Money Term Loan, (TSFR3M + 7.000%)	11.551	12/20/28	2,383,387

		TOTAL MEDIA & ENTERTAINMENT			6,648,746

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
1,618,366	(f)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.574	05/05/28	1,621,902

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,621,902

See Notes to Financial Statements	35

Portfolio of Investments February 28, 2025 (continued)

High Yield Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOFTWARE & SERVICES - 2.1%
$3,383,520	(f)	Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%)	7.059%	04/30/31	$3,356,029
4,039,875	(f)	McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%)	7.309	03/01/29	4,036,340
3,238,000	(f)	Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%)	7.324	10/29/29	3,238,874
4,239,000		X Corp, Term Loan	9.500	10/29/29	4,334,378

		TOTAL SOFTWARE & SERVICES			14,965,621

		TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
8,000,000	(e),(f)	CommScope, Inc., Term Loan, (TBD)	TBD	TBD	8,191,240

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,191,240

		TELECOMMUNICATION SERVICES - 2.5%
1,989,848	(f)	Altice France S.A., Term Loan B12, (LIBOR 6 M + 3.688%)	8.370	02/02/26	1,741,614
2,474,747	(f)	Altice France S.A., Term Loan B13, (LIBOR 3 M + 4.000%)	8.682	08/14/26	2,162,707
2,300,000	(f)	Level 3 Financing Inc., Extended Term Loan B1, (TSFR1M + 6.560%)	10.884	04/16/29	2,327,473
6,790,918	(f)	Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%)	6.788	04/15/30	6,387,775
989,899	(f)	Numericable Group SA, Term Loan B11, (LIBOR 3 M + 2.750%)	7.432	07/31/25	858,534
3,750,000	(f)	Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%)	6.926	04/28/28	3,697,163

		TOTAL TELECOMMUNICATION SERVICES			17,175,266

		UTILITIES - 0.9%
5,940,000	(f)	Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M + 2.500%)	6.818	12/15/31	5,957,078

		TOTAL UTILITIES			5,957,078

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $116,959,490)			116,882,971

		TOTAL LONG-TERM INVESTMENTS (Cost $681,733,295)			685,276,161

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 6.1%
42,699,202	(g)	State Street Navigator Securities Lending Government Money Market Portfolio	4.380 (h)		42,699,202

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $42,699,202)			42,699,202

SHARES		DESCRIPTION	RATE		VALUE

		SHORT-TERM INVESTMENTS - 2.1%

		INVESTMENT COMPANIES - 2.1%
14,819,832		BlackRock Liquidity Funds T-Fund	4.517(i)		14,819,832

		TOTAL INVESTMENT COMPANIES (Cost $14,819,832)			14,819,832

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,819,832)			14,819,832

		TOTAL INVESTMENTS - 106.2% (Cost $739,252,329)			742,795,195

		OTHER ASSETS & LIABILITIES, NET - (6.2)%			(43,533,649)

		NET ASSETS - 100%			$699,261,546

ETF	Exchange-Traded Fund
LIBOR	London Inter-Bank Offered Rate
M	Month
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SPDR	Standard & Poor’s Depositary Receipt
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

36	See Notes to Financial Statements

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

As of the end of the reporting period, the aggregate value of these securities is $477,458,946 or 64.3% of Total Investments.

(b)	Perpetual security. Maturity date is not applicable.
(c)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $39,250,818.
(e)	When-issued or delayed delivery security.
(f)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g)	Investments made with cash collateral received from securities on loan.
(h)	The rate shown is the one-day yield as of the end of the reporting period.
(i)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

See Notes to Financial Statements	37

Portfolio of Investments February 28, 2025

Preferred Securities and Income

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.1%

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 50.2%

		AUTOMOBILES & COMPONENTS - 1.3%
$21,979,000	(a),(b)	General Motors Financial Co Inc	5.700%	N/A	$21,282,219
43,118,000	(b)	General Motors Financial Co Inc	5.750	N/A	41,947,532

		TOTAL AUTOMOBILES & COMPONENTS			63,229,751

		BANKS - 17.8%
8,030,000	(b)	Bank of America Corp	5.875	N/A	8,076,791
26,726,000	(b)	Bank of America Corp	6.300	N/A	26,973,376
6,780,000	(a),(b)	Bank of America Corp	4.375	N/A	6,595,145
17,716,000		Bank of Montreal	7.700	05/26/84	18,218,088
32,675,000		Bank of Montreal	7.300	11/26/84	33,011,487
10,255,000		Bank of Nova Scotia/The	8.000	01/27/84	10,682,705
18,224,000	(b)	Citigroup Inc	7.000	N/A	19,166,983
34,157,000	(b)	Citigroup Inc	7.125	N/A	34,876,585
13,777,000	(b)	Citigroup Inc	6.250	N/A	13,904,864
31,871,000	(b)	Citigroup Inc	7.625	N/A	33,400,107
9,885,000	(a),(b)	Citigroup Inc	7.375	N/A	10,255,302
11,994,000	(b)	Citigroup Inc	4.150	N/A	11,617,872
44,701,000	(b)	Citigroup Inc	5.950	N/A	44,676,991
17,365,000	(b)	Citizens Financial Group Inc	4.000	N/A	16,717,353
3,846,000	(b),(c)	Citizens Financial Group Inc (TSFR3M + 3.419%)	7.715	N/A	3,848,854
6,770,000	(b),(d)	Farm Credit Bank of Texas	6.200	N/A	6,634,600
14,665,000	(b),(d)	Farm Credit Bank of Texas	5.700	N/A	14,501,145
7,016,000	(b),(c)	Fifth Third Bancorp (TSFR3M + 3.295%)	7.623	N/A	6,982,923
10,336,000	(b)	Fifth Third Bancorp	4.500	N/A	10,227,141
20,174,000	(a),(b),(c)	First Citizens BancShares Inc/NC (TSFR3M + 4.234%)	8.592	N/A	20,798,345
26,515,000	(b)	Huntington Bancshares Inc/OH	5.625	N/A	26,210,815
68,116,000	(a),(b)	JPMorgan Chase & Co	6.875	N/A	71,522,822
4,657,000	(b)	JPMorgan Chase & Co	3.650	N/A	4,545,371
33,799,000	(b)	JPMorgan Chase & Co	6.500	N/A	34,580,715
6,491,000	(b)	KeyCorp	5.000	N/A	6,407,536
14,785,000	(a),(b)	M&T Bank Corp	3.500	N/A	14,075,888
5,323,000	(a),(b)	M&T Bank Corp	5.125	N/A	5,279,511
14,835,000	(b)	PNC Financial Services Group Inc/The	6.000	N/A	14,794,036
16,330,000	(b)	PNC Financial Services Group Inc/The	3.400	N/A	15,499,905
6,555,000	(b)	PNC Financial Services Group Inc/The	6.200	N/A	6,634,807
8,444,000	(a),(b)	PNC Financial Services Group Inc/The	5.000	N/A	8,414,003
45,844,000	(b)	PNC Financial Services Group Inc/The	6.250	N/A	46,020,087
14,102,000	(b)	Regions Financial Corp	5.750	N/A	14,069,328
20,719,000		Toronto-Dominion Bank/The	8.125	10/31/82	21,566,034
48,536,000	(b)	Truist Financial Corp	6.669	N/A	48,305,600
24,314,000	(b)	Truist Financial Corp	5.100	N/A	23,719,596
2,988,000	(a),(b)	US Bancorp	5.300	N/A	2,951,653
39,036,000	(b)	Wells Fargo & Co	3.900	N/A	38,281,282
44,179,000	(b)	Wells Fargo & Co	6.850	N/A	45,628,946
36,382,000	(b)	Wells Fargo & Co	5.875	N/A	36,341,016
24,750,000	(a),(b)	Wells Fargo & Co	7.625	N/A	26,317,885
6,580,000		Wells Fargo & Co	7.950	11/15/29	7,416,721

		TOTAL BANKS			869,750,214

		CAPITAL GOODS - 1.8%
20,599,000	(d)	AerCap Global Aviation Trust	6.500	06/15/45	20,636,674
11,955,000	(b)	Air Lease Corp	4.650	N/A	11,735,020
5,586,000	(b)	Air Lease Corp	4.125	N/A	5,356,964
13,564,000	(d)	ILFC E-Capital Trust I	6.149	12/21/65	11,481,678
43,963,000	(d)	ILFC E-Capital Trust I	6.399	12/21/65	37,536,519

		TOTAL CAPITAL GOODS			86,746,855

		ENERGY - 2.4%
4,735,000		Enbridge Inc	5.500	07/15/77	4,620,696
14,306,000		Enbridge Inc	5.750	07/15/80	13,946,764
12,755,000		Enbridge Inc	7.625	01/15/83	13,363,528

38	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY (continued)
$2,874,000	(a),(b)	Energy Transfer LP	6.625%	N/A	$2,858,342
20,423,000	(b)	Energy Transfer LP	7.125	N/A	20,759,326
11,442,000	(b)	Energy Transfer LP	6.500	N/A	11,459,083
5,335,000		Energy Transfer LP	8.000	05/15/54	5,672,647
8,380,000	(d)	South Bow Canadian Infrastructure Holdings Ltd	7.500	03/01/55	8,635,067
31,347,000		Transcanada Trust	5.600	03/07/82	29,311,914
4,125,000		Transcanada Trust	5.875	08/15/76	4,096,616

		TOTAL ENERGY			114,723,983

		FINANCIAL SERVICES - 8.0%
17,895,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.950	03/10/55	18,442,087
12,383,000	(b)	Air Lease Corp	6.000	N/A	12,142,302
14,202,000	(b)	Ally Financial Inc	4.700	N/A	13,755,479
19,925,000	(a),(b)	Ally Financial Inc	4.700	N/A	18,086,924
20,885,000	(b),(d)	American AgCredit Corp	5.250	N/A	20,467,302
13,930,000	(b)	American Express Co	3.550	N/A	13,498,339
7,300,000	(a),(b)	Bank of New York Mellon Corp/The	4.700	N/A	7,271,840
13,295,000	(b),(d)	Capital Farm Credit ACA	5.000	N/A	12,962,625
11,655,000	(a),(b)	Capital One Financial Corp	3.950	N/A	11,255,027
12,201,000	(b)	Charles Schwab Corp/The	5.375	N/A	12,204,623
20,975,000	(b)	Charles Schwab Corp/The	4.000	N/A	20,470,044
3,955,000		Citigroup Capital III	7.625	12/01/36	4,434,198
6,700,000	(b),(d)	Compeer Financial ACA	4.875	N/A	6,465,511
5,000,000	(a),(b)	Discover Financial Services	5.500	N/A	4,883,425
8,108,000	(b)	Discover Financial Services	6.125	N/A	8,102,842
28,868,000	(b)	Goldman Sachs Group Inc/The	7.379	N/A	29,081,941
12,486,000	(b)	Goldman Sachs Group Inc/The	5.300	N/A	12,432,165
26,992,000	(b)	Goldman Sachs Group Inc/The	6.850	N/A	27,541,125
33,489,000	(a),(b)	Goldman Sachs Group Inc/The	6.125	N/A	33,154,559
36,382,000	(b)	Goldman Sachs Group Inc/The	7.500	N/A	38,124,079
20,175,000	(b)	Goldman Sachs Group Inc/The	7.500	N/A	21,375,978
18,005,000	(b)	State Street Corp	6.700	N/A	18,409,410
26,248,000	(b)	Voya Financial Inc	7.758	N/A	27,585,519

		TOTAL FINANCIAL SERVICES			392,147,344

		FOOD, BEVERAGE & TOBACCO - 2.9%
13,835,000	(b),(d)	Dairy Farmers of America Inc	7.125	N/A	13,281,600
39,310,000	(b),(d)	Land O’ Lakes Inc	8.000	N/A	36,612,501
64,838,000	(b),(d)	Land O’ Lakes Inc	7.250	N/A	54,812,145
46,071,000	(b),(d)	Land O’ Lakes Inc	7.000	N/A	37,794,345

		TOTAL FOOD, BEVERAGE & TOBACCO			142,500,591

		HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,648,000		CVS Health Corp	6.750	12/10/54	7,647,551
4,343,000		CVS Health Corp	7.000	03/10/55	4,382,235

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,029,786

		INSURANCE - 8.7%
7,115,000		Aegon Ltd	5.500	04/11/48	7,096,541
7,025,000		American International Group Inc	5.750	04/01/48	6,948,914
51,650,000		Assurant Inc	7.000	03/27/48	52,742,218
64,240,000	(d)	Assured Guaranty Municipal Holdings Inc	6.400	12/15/66	59,148,659
19,875,000		AXIS Specialty Finance LLC	4.900	01/15/40	18,788,459
22,597,000		Corebridge Financial Inc	6.375	09/15/54	22,567,237
14,288,000		Enstar Finance LLC	5.500	01/15/42	13,898,499
8,804,000		Enstar Finance LLC	5.750	09/01/40	8,754,911
5,830,000	(d)	Fidelis Insurance Holdings Ltd	6.625	04/01/41	5,793,855
4,531,000	(a),(b)	MetLife Inc	5.875	N/A	4,561,494
7,425,000	(b)	MetLife Inc	3.850	N/A	7,353,997
24,448,000	(d)	MetLife Inc	9.250	04/08/38	29,069,381
14,051,000		PartnerRe Finance B LLC	4.500	10/01/50	13,022,519
21,542,000		Provident Financing Trust I	7.405	03/15/38	23,017,448
8,234,000		Prudential Financial Inc	5.125	03/01/52	7,837,157
13,400,000		Prudential Financial Inc	6.500	03/15/54	13,728,005
4,636,000		Prudential Financial Inc	5.375	05/15/45	4,616,991

See Notes to Financial Statements	39

Portfolio of Investments February 28, 2025 (continued)

Preferred Securities and Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE (continued)
$15,606,000	(b),(d)	QBE Insurance Group Ltd	5.875%	N/A	$15,558,748
55,463,000	(b),(d)	SBL Holdings Inc	6.500	N/A	51,476,453
61,624,000	(b),(d)	SBL Holdings Inc	7.000	N/A	60,298,690

		TOTAL INSURANCE			426,280,176

		MEDIA & ENTERTAINMENT - 0.4%
8,767,000	(b),(d)	Farm Credit Bank of Texas	7.750	N/A	9,181,696
10,628,000		Paramount Global	6.375	03/30/62	10,326,062

		TOTAL MEDIA & ENTERTAINMENT			19,507,758

		TELECOMMUNICATION SERVICES - 1.3%
14,843,000		Bell Telephone Co of Canada or Bell Canada	7.000	09/15/55	14,900,309
17,730,000		Rogers Communications Inc	7.125	04/15/55	17,834,199
9,350,000		Vodafone Group PLC	4.125	06/04/81	8,404,561
22,509,000		Vodafone Group PLC	7.000	04/04/79	23,146,718

		TOTAL TELECOMMUNICATION SERVICES			64,285,787

		UTILITIES - 5.4%
13,450,000	(d)	AES Andes SA	6.350	10/07/79	13,424,714
5,575,000	(d)	AES Andes SA	8.150	06/10/55	5,781,063
6,473,000		AES Corp/The	7.600	01/15/55	6,604,855
7,093,000	(d)	AltaGas Ltd	7.200	10/15/54	7,099,476
11,494,000		American Electric Power Co Inc	3.875	02/15/62	10,947,014
10,244,000		CMS Energy Corp	6.500	06/01/55	10,146,735
6,574,000		Dominion Energy Inc	7.000	06/01/54	6,936,206
8,455,000		Duke Energy Corp	6.450	09/01/54	8,531,525
13,579,000	(b)	Edison International	5.000	N/A	12,418,563
14,247,000	(b)	Edison International	5.375	N/A	13,679,086
35,009,000		Emera Inc	6.750	06/15/76	35,288,792
18,153,000		Entergy Corp	7.125	12/01/54	18,545,831
11,121,000		EUSHI Finance Inc	7.625	12/15/54	11,632,844
15,071,000		NextEra Energy Capital Holdings Inc	6.750	06/15/54	15,447,670
10,443,000		PG&E Corp	7.375	03/15/55	10,320,970
12,730,000	(b)	Sempra	4.875	N/A	12,645,343
14,485,000		Sempra	6.550	04/01/55	14,064,085
11,762,000		Sempra	4.125	04/01/52	11,112,064
10,626,000		Southern Co/The	4.000	01/15/51	10,497,706
3,395,000	(b),(d)	Vistra Corp	8.000	N/A	3,491,197
5,900,000	(b),(d)	Vistra Corp	7.000	N/A	5,997,085
17,517,000	(b),(d)	Vistra Corp	8.875	N/A	18,762,511

		TOTAL UTILITIES			263,375,335

		TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED (Cost $2,412,685,742)			2,454,577,580

SHARES		DESCRIPTION	RATE		VALUE

		$25 PAR (OR SIMILAR) RETAIL PREFERRED - 10.2%

		BANKS - 1.4%
486,433		Fifth Third Bancorp	8.296		12,710,494
280,000		Huntington Bancshares Inc/OH	7.264		6,987,344
1,355,330		KeyCorp	6.200		33,951,017
285,287		KeyCorp	6.125		7,212,055
302,269		Regions Financial Corp	5.700		7,396,523

		TOTAL BANKS			68,257,433

		CAPITAL GOODS - 0.2%
271,800		WESCO International Inc	10.625		7,031,466

		TOTAL CAPITAL GOODS			7,031,466

		FINANCIAL SERVICES - 2.6%
558,300		Equitable Holdings Inc	5.250		11,981,118
518,768		Morgan Stanley	6.375		13,088,516
1,344,835		Morgan Stanley	5.850		33,432,598
870,125		Morgan Stanley	6.625		22,692,860
242,300		Morgan Stanley	6.500		6,214,995
322,188		Morgan Stanley	6.875		8,170,688

40	See Notes to Financial Statements

SHARES		DESCRIPTION	RATE		VALUE

		FINANCIAL SERVICES (continued)
350,835		Synchrony Financial	5.625%		$6,760,590
1,058,054		Voya Financial Inc	5.350		26,525,414

		TOTAL FINANCIAL SERVICES			128,866,779

		FOOD, BEVERAGE & TOBACCO - 1.3%
193,870		CHS Inc	7.875		5,147,249
1,451,502		CHS Inc	7.100		37,289,086
528,896		CHS Inc	6.750		13,529,160
44,881		CHS Inc	7.500		1,154,788
79,800	(d)	Dairy Farmers of America Inc	7.875		7,740,600

		TOTAL FOOD, BEVERAGE & TOBACCO			64,860,883

		INSURANCE - 4.6%
504,425	(a)	American National Group Inc	7.375		13,205,847
1,153,711		American National Group Inc	6.625		28,865,849
603,290		Aspen Insurance Holdings Ltd	5.625		12,156,294
363,750		Aspen Insurance Holdings Ltd	7.125		9,304,725
191,504		Assurant Inc	5.250		3,864,551
396,416		Athene Holding Ltd	6.375		10,013,468
540,503		Athene Holding Ltd	7.750		14,182,799
1,006,376		Athene Holding Ltd	6.350		25,320,420
1,550,528		Delphi Financial Group Inc	7.775		37,290,198
1,208,861		Enstar Group Ltd	7.000		25,434,435
398,900		Maiden Holdings North America Ltd	7.750		6,633,707
23,571		PartnerRe Ltd	4.875		394,814
769,930		Reinsurance Group of America Inc	5.750		19,024,970
556,200		Reinsurance Group of America Inc	7.125		14,527,944
221,929		Selective Insurance Group Inc	4.600		3,976,968

		TOTAL INSURANCE			224,196,989

		TELECOMMUNICATION SERVICES - 0.1%
314,900		AT&T Inc	4.750		6,275,957

		TOTAL TELECOMMUNICATION SERVICES			6,275,957

		TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED (Cost $518,985,216)			499,489,507

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 36.1%

		BANKS - 29.1%
$25,782,000	(b)(e)	Banco Bilbao Vizcaya Argentaria SA	6.125	N/A	24,780,141
17,200,000	(a),(b)(e)	Banco Bilbao Vizcaya Argentaria SA	7.750	N/A	17,257,930
44,883,000	(b)(e)	Banco Bilbao Vizcaya Argentaria SA	9.375	N/A	49,439,836
10,700,000	(a),(b),(d)(e)	Banco Mercantil del Norte SA/Grand Cayman	7.500	N/A	10,610,823
16,450,000	(b),(d)(e)	Banco Mercantil del Norte SA/Grand Cayman	7.625	N/A	16,481,518
27,655,400	(b),(d)(e)	Banco Mercantil del Norte SA/Grand Cayman	8.750	N/A	27,660,172
63,600,000	(a),(b)(e)	Banco Santander SA	9.625	N/A	73,632,518
15,435,000	(b)(e)	Banco Santander SA	4.750	N/A	14,865,052
34,800,000	(b)(e)	Banco Santander SA	8.000	N/A	36,846,623
86,433,000	(b)(e)	Barclays PLC	9.625	N/A	96,016,950
12,101,000	(b)(e)	Barclays PLC	7.625	N/A	12,124,721
31,020,000	(b)(e)	Barclays PLC	8.000	N/A	32,301,219
10,567,000	(b)(e)	Barclays PLC	6.125	N/A	10,579,554
38,013,000	(a),(b),(d)(e)	BNP Paribas SA	8.500	N/A	40,201,979
24,811,000	(b),(d)(e)	BNP Paribas SA	9.250	N/A	26,621,558
64,308,000	(b),(d)(e)	BNP Paribas SA	7.750	N/A	66,742,572
8,861,000	(b),(d)(e)	BNP Paribas SA	7.000	N/A	8,993,011
12,326,000	(b),(d)(e)	BNP Paribas SA	7.375	N/A	12,453,956
44,789,000	(b),(d)(e)	BNP Paribas SA	8.000	N/A	47,199,007
61,179,000	(a),(b),(d)(e)	Credit Agricole SA	6.700	N/A	59,708,661
27,374,000	(b),(d)(e)	Credit Agricole SA	8.125	N/A	27,955,697
40,169,000	(b)(e)	HSBC Holdings PLC	6.000	N/A	39,962,282

See Notes to Financial Statements	41

Portfolio of Investments February 28, 2025 (continued)

Preferred Securities and Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS (continued)
$26,462,000	(a),(b)(e)	HSBC Holdings PLC	6.500%	N/A	$26,644,429
23,395,000	(b)(e)	HSBC Holdings PLC	6.875	N/A	23,518,479
38,874,000	(a),(b)(e)	HSBC Holdings PLC	6.950	N/A	39,228,725
14,612,000	(b)(e)	HSBC Holdings PLC	6.950	N/A	14,634,502
38,510,000	(a),(b)(e)	HSBC Holdings PLC	8.000	N/A	40,576,601
20,185,000	(b)(e)	ING Groep NV, Reg S	7.500	N/A	20,790,550
29,400,000	(b)(e)	ING Groep NV	6.500	N/A	29,425,813
46,559,000	(b)(e)	ING Groep NV	5.750	N/A	46,449,740
29,565,000	(b),(d)(e)	Intesa Sanpaolo SpA	7.700	N/A	29,535,520
31,560,000	(b)(e)	Lloyds Banking Group PLC	7.500	N/A	31,854,518
46,407,000	(a),(b)(e)	Lloyds Banking Group PLC	8.000	N/A	48,629,292
9,585,000	(a),(b)(e)	Lloyds Banking Group PLC	6.750	N/A	9,276,295
8,366,000	(b)(e)	NatWest Group PLC	6.000	N/A	8,374,770
22,494,000	(b)(e)	NatWest Group PLC	8.000	N/A	22,712,709
49,300,000	(b)(e)	NatWest Group PLC	8.125	N/A	52,492,471
16,844,000	(a),(b)(e)	NatWest Group PLC	7.300	N/A	16,834,310
19,767,000	(a),(b),(d)(e)	Nordea Bank Abp	6.300	N/A	19,165,062
14,535,000	(b),(d)(e)	Nordea Bank Abp	6.625	N/A	14,644,667
54,126,000	(b),(d)(e)	Societe Generale SA	10.000	N/A	59,110,301
31,175,000	(b),(d)(e)	Societe Generale SA	8.500	N/A	32,638,510
45,240,000	(b),(d)(e)	Societe Generale SA	9.375	N/A	48,158,568
25,875,000	(b),(d)(e)	Standard Chartered PLC	7.750	N/A	26,799,772
5,986,000	(b),(d)(e)	Standard Chartered PLC	6.000	N/A	5,980,048

		TOTAL BANKS			1,419,911,432

		ENERGY - 1.3%
55,192,000		Enbridge Inc	8.500	01/15/84	61,174,592

		TOTAL ENERGY			61,174,592

		FINANCIAL SERVICES - 5.5%
49,069,000	(f)	Credit Suisse Group AG	0.000	01/17/72	5,152,245
62,450,000	(f)	Credit Suisse Group AG	7.250	03/12/72	6,557,250
12,260,000	(f)	Credit Suisse Group AG	6.380	02/21/72	1,287,300
8,421,000	(f)	Credit Suisse Group AG	5.250	02/11/72	884,205
61,301,000	(f)	Credit Suisse Group AG	7.500	06/11/72	6,436,605
36,075,000	(f)	Credit Suisse Group AG	7.500	01/17/72	3,787,875
24,000,000	(b)(e)	Deutsche Bank AG, Reg S	4.789	N/A	23,940,000
11,000,000	(b)(e)	Deutsche Bank AG	7.500	N/A	10,996,421
59,519,000	(b)(e)	Deutsche Bank AG	6.000	N/A	59,336,336
30,187,000	(b)(e)	UBS Group AG, Reg S	6.875	N/A	30,300,201
62,094,000	(b),(d)(e)	UBS Group AG	9.250	N/A	71,869,441
29,805,000	(b),(d)(e)	UBS Group AG	9.250	N/A	32,618,711
14,220,000	(b),(d)(e)	UBS Group AG	7.750	N/A	15,018,169

		TOTAL FINANCIAL SERVICES			268,184,759

		INSURANCE - 0.2%
11,717,000	(b)(e)	Phoenix Group Holdings PLC, Reg S	8.500	N/A	12,256,568

		TOTAL INSURANCE			12,256,568

		TOTAL CORPORATE BONDS (Cost $1,894,217,727)			1,761,527,351

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
18,191,000		CoBank ACB	6.250	10/01/73	18,193,183
33,000,000		CoBank ACB	6.450	01/01/74	33,118,074
6,807,000		CoBank ACB	7.250	07/01/73	6,943,051
17,887,000		CoBank ACB	7.125	01/01/74	18,279,298

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $76,042,460)			76,533,606

		TOTAL LONG-TERM INVESTMENTS (Cost $4,901,931,145)			4,792,128,044

42	See Notes to Financial Statements

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.9%
143,657,287	(g)	State Street Navigator Securities Lending Government Money Market Portfolio	4.380%(h)		$143,657,287

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $143,657,287)			143,657,287

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.3%

		REPURCHASE AGREEMENTS - 0.3%
$431,158	(i)	Fixed Income Clearing Corporation	1.360	03/03/25	431,158
13,500,000	(j)	Fixed Income Clearing Corporation	4.330	03/03/25	13,500,000

		TOTAL REPURCHASE AGREEMENTS (Cost $13,931,158)			13,931,158

		TOTAL SHORT-TERM INVESTMENTS (Cost $13,931,158)			13,931,158

		TOTAL INVESTMENTS - 101.3% (Cost $5,059,519,590)			4,949,716,489

		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(64,115,812)

		NET ASSETS - 100%			$4,885,600,677

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $138,217,956.
(b)	Perpetual security. Maturity date is not applicable.
(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,274,813,563 or 25.8% of Total Investments.
(e)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 33.9% of Total Investments.
(f)	For fair value measurement disclosure purposes, investment classified as Level 3.
(g)	Investments made with cash collateral received from securities on loan.
(h)	The rate shown is the one-day yield as of the end of the reporting period.
(i)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 2/28/25 to be repurchased at $431,207 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 11/15/54, valued at $439,886.
(j)	Agreement with Fixed Income Clearing Corporation, 4.330% dated 2/28/25 to be repurchased at $13,504,871 on 3/3/25, collateralized by Government Agency Securities, with coupon rates 2.250%-4.375% and maturity dates 5/15/41-8/15/49, valued at $13,770,129.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 10-Year Note	2,454	6/25	$267,005,541	$272,624,063	$5,618,522
U.S. Treasury Long Bond	592	6/25	67,666,577	69,911,500	2,244,923
U.S. Treasury Ultra Bond	543	6/25	64,719,953	67,399,875	2,679,922

Total			$399,392,071	$409,935,438	$10,543,367

See Notes to Financial Statements	43

Portfolio of Investments February 28, 2025

Strategic Income

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.6%

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 6.9%

		AUTOMOBILES & COMPONENTS - 0.2%
$1,735,000	(a)	General Motors Financial Co Inc	5.700%	N/A	$1,679,997

		TOTAL AUTOMOBILES & COMPONENTS			1,679,997

		BANKS - 2.1%
1,500,000	(a)	Bank of America Corp	6.125	N/A	1,518,438
1,685,000	(a)	Citigroup Inc	7.625	N/A	1,765,843
1,075,000		Citigroup Inc	6.020	01/24/36	1,094,902
2,000,000	(a)	CoBank ACB	6.250	N/A	2,000,240
1,560,000	(a)	Huntington Bancshares Inc/OH	5.625	N/A	1,542,103
2,000,000	(a)	JPMorgan Chase & Co	3.650	N/A	1,952,060
2,000,000	(a)	JPMorgan Chase & Co	6.875	N/A	2,100,030
2,000,000	(a)	PNC Financial Services Group Inc/The	3.400	N/A	1,898,335
1,415,000	(a)	Truist Financial Corp	5.100	N/A	1,380,408
2,000,000	(a)	Truist Financial Corp	6.669	N/A	1,990,506
1,440,000	(a),(b)	Wells Fargo & Co	7.625	N/A	1,531,222
2,900,000	(a)	Wells Fargo & Co	3.900	N/A	2,843,932

		TOTAL BANKS			21,618,019

		ENERGY - 0.5%
1,400,000	(a)	Energy Transfer LP	6.500	N/A	1,402,090
1,993,000	(c)	South Bow Canadian Infrastructure Holdings Ltd	7.500	03/01/55	2,053,662
2,000,000	(a),(c)	Venture Global LNG Inc	9.000	N/A	2,034,217

		TOTAL ENERGY			5,489,969

		FINANCIAL SERVICES - 1.1%
1,354,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.950	03/10/55	1,395,395
2,050,000	(a)	Charles Schwab Corp/The	5.375	N/A	2,050,609
1,955,000	(a)	Goldman Sachs Group Inc/The	7.500	N/A	2,071,377
3,000,000	(a)	Goldman Sachs Group Inc/The	6.850	N/A	3,061,032
1,970,000	(a)	State Street Corp	6.700	N/A	2,014,248
1,000,000	(a)	Voya Financial Inc	7.758	N/A	1,050,957

		TOTAL FINANCIAL SERVICES			11,643,618

		FOOD, BEVERAGE & TOBACCO - 0.2%
2,730,000	(a),(c)	Land O’ Lakes Inc	8.000	N/A	2,542,664

		TOTAL FOOD, BEVERAGE & TOBACCO			2,542,664

		INSURANCE - 0.8%
2,835,000		AXIS Specialty Finance LLC	4.900	01/15/40	2,680,014
1,485,000		Enstar Finance LLC	5.500	01/15/42	1,444,518
1,000,000	(c)	Hanwha Life Insurance Co Ltd	3.379	02/04/32	972,509
1,500,000		Prudential Financial Inc	6.000	09/01/52	1,499,523
1,900,000		Prudential Financial Inc	6.500	03/15/54	1,946,508

		TOTAL INSURANCE			8,543,072

		MEDIA & ENTERTAINMENT - 0.2%
2,185,000		Paramount Global	6.375	03/30/62	2,122,925

		TOTAL MEDIA & ENTERTAINMENT			2,122,925

		TELECOMMUNICATION SERVICES - 0.4%
1,000,000	(a),(c)	Network i2i Ltd	3.975	N/A	982,966
2,544,000		Rogers Communications Inc	7.125	04/15/55	2,558,951

		TOTAL TELECOMMUNICATION SERVICES			3,541,917

		UTILITIES - 1.4%
2,000,000		Dominion Energy Inc	7.000	06/01/54	2,110,193
1,685,000	(a)	Edison International	5.375	N/A	1,617,832
1,500,000	(a)	Edison International	5.000	N/A	1,371,813
2,225,000		EUSHI Finance Inc	7.625	12/15/54	2,327,406
2,500,000		PG&E Corp	7.375	03/15/55	2,470,787
2,035,000	(a)	Sempra	4.875	N/A	2,021,467
1,700,000	(a),(c)	Vistra Corp	8.875	N/A	1,820,875

		TOTAL UTILITIES			13,740,373

		TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED (Cost $70,440,138)			70,922,554

44	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET-BACKED SECURITIES - 13.8%
1,042,059	(c)	Aaset 2021-2 Trust, 2021 2A	2.798%	01/15/47	$963,195
600,000	(c),(d)	ACRE Commercial Mortgage 2021-FL4 Ltd, 2021 FL4, (TSFR1M + 2.714%)	7.028	12/18/37	580,578
2,000,000	(c)	Adams Outdoor Advertising LP, 2023 1	6.967	07/15/53	2,058,789
2,200,000	(c)	Affirm Asset Securitization Trust 2024-B, 2024 B	5.060	09/15/29	2,203,149
1,900,000	(c)	Affirm Asset Securitization Trust 2024-B, 2024 B	5.500	09/15/29	1,903,962
815,972	(c)	Alterna Funding III LLC, 2024 1A	6.260	05/16/39	823,078
839,028	(c)	Alterna Funding III LLC, 2024 1A	7.136	05/16/39	844,789
534,227	(d)	Ameriquest Mortgage Securities Inc Asset Back Ser 2004-R1, 2004 R1, (TSFR1M + 0.714%)	2.788	02/25/34	519,531
850,000	(c)	Avis Budget Rental Car Funding AESOP LLC, 2021 1A	2.130	08/20/27	816,255
2,400,000	(c)	Blue Stream Issuer LLC, 2024 1A	5.408	11/20/54	2,423,031
2,425,000	(c)	Bojangles Issuer LLC, 2024 1A	6.584	11/20/54	2,442,617
3,250,000	(c)	Brex Commercial Charge Card Master Trust, 2024 1	6.680	07/15/27	3,275,210
230,895	(c)	British Airways 2020-1 Class B Pass Through Trust, 2020 A	8.375	11/15/28	242,734
1,468,750	(c)	Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A	3.100	12/15/50	1,375,258
1,250,000	(c)	Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A	4.690	12/15/50	1,152,089
1,150,000	(c)	CARS-DB4 LP, 2020 1A	4.520	02/15/50	1,107,274
628,253	(c)	CARS-DB5 LP, 2021 1A	1.920	08/15/51	597,564
420,973		Carvana Auto Receivables Trust 2021-N4, 2021 N4	2.300	09/11/28	408,087
5,000,000	(c)	Carvana Auto Receivables Trust 2024-N3, 2024 N3	4.900	12/10/30	5,005,522
2,760,000	(c)	Centersquare Issuer LLC, 2024 1A	5.600	10/26/54	2,643,624
2,240,000	(c)	Centersquare Issuer LLC, 2024 1A	5.200	10/26/54	2,188,163
674,589	(c)	CF Hippolyta Issuer LLC, 2020 1	2.600	07/15/60	597,813
1,349,178	(c)	CF Hippolyta Issuer LLC, 2020 1	2.280	07/15/60	1,322,124
2,125,000	(c),(d)	CIFC Funding 2020-I Ltd, 2020 1A, (TSFR3M + 3.362%)	7.664	07/15/36	2,136,826
385,000	(c),(d)	CIFC Funding 2020-II Ltd, 2020 2A, (LIBOR 3 M + 6.762%)	11.055	10/20/34	388,699
1,760,000	(c),(d)	CIFC Funding 2020-II Ltd, 2020 2A, (TSFR3M + 3.312%)	7.605	10/20/34	1,767,144
2,500,000	(c),(d)	CIFC Funding 2022-IV Ltd, 2022 4A, (SOFR + 3.550%)	7.858	07/16/35	2,519,073
2,410,000	(c)	Cologix Data Centers US Issuer LLC, 2021 1A	3.300	12/26/51	2,291,552
1,500,000	(c)	Compass Datacenters Issuer III LLC, 2025 1A	5.656	02/25/50	1,525,484
2,000,000	(c)	Concord Music Royalties LLC, 2022 1A	6.500	01/20/73	2,031,699
1,000,000	(c)	Concord Music Royalties LLC, 2024 1A	5.644	10/20/74	1,006,002
3,000,000	(c)	Crescendo Royalty Funding LP, 2021 1	3.567	12/20/51	2,898,244
1,000,000	(c)	CyrusOne Data Centers Issuer I LLC, 2023 2A	5.560	11/20/48	1,009,444
1,538,574	(c)	CyrusOne Data Centers Issuer I LLC, 2023 1A	5.450	04/20/48	1,511,864
1,161,000	(c)	DB Master Finance LLC, 2021 1A	2.045	11/20/51	1,109,237
624,645	(c)	DB Master Finance LLC, 2019 1A	4.021	05/20/49	618,677
1,161,000	(c)	DB Master Finance LLC, 2021 1A	2.493	11/20/51	1,069,217
88,971	(c)	Diamond Resorts Owner Trust 2021-1, 2021 1A	2.700	11/21/33	87,470
88,971	(c)	Diamond Resorts Owner Trust 2021-1, 2021 1A	3.830	11/21/33	87,311
1,440,000	(c)	Domino’s Pizza Master Issuer LLC, 2019 1A	3.668	10/25/49	1,366,371
972,500	(c)	Domino’s Pizza Master Issuer LLC, 2021 1A	2.662	04/25/51	900,005
2,500,000		Drive Auto Receivables Trust 2024-2, 2024 2	4.670	05/17/32	2,498,607
1,300,000	(c),(d)	Elmwood CLO 20 Ltd, 2022 7A, (TSFR3M + 3.650%)	7.953	01/17/37	1,323,929
1,500,000	(c),(d)	Elmwood CLO 26 Ltd, 2024 1A, (TSFR3M + 3.600%)	7.893	04/18/37	1,533,269
3,900,000	(c)	EWC Master Issuer LLC, 2022 1A	5.500	03/15/52	3,834,692
2,350,000		Exeter Automobile Receivables Trust 2024-5, 2024 5A	4.640	01/15/30	2,348,543
1,000,000	(c)	Frontier Issuer LLC, 2023 1	8.300	08/20/53	1,035,938
1,000,000	(c)	Frontier Issuer LLC, 2023 1	11.500	08/20/53	1,066,007
2,000,000	(c)	Frontier Issuer LLC, 2023 1	6.600	08/20/53	2,040,922
2,000,000	(c),(d)	GRACIE POINT INTERNATIONAL FUNDING 2023-2, 2023 2A, (SOFR90A + 5.400%)	9.824	03/01/27	2,022,174
2,880,000	(c)	Hardee’s Funding LLC, 2020 1A	3.981	12/20/50	2,753,504
1,000,000	(c)	Hertz Vehicle Financing III LLC, 2024 1A	6.120	01/25/29	1,016,906
1,500,000	(c)	Hertz Vehicle Financing III LLC, 2024 2A	6.210	01/27/31	1,537,032
1,150,000	(c)	HI-FI Music IP Issuer LP, 2022 1A	3.939	02/01/62	1,114,650
223,211	(c)	Hilton Grand Vacations Trust 2019-A, 2019 AA	2.840	07/25/33	218,401
989,652	(c)	Horizon Aircraft Finance II Ltd, 2019 1	3.721	07/15/39	952,540
621,846	(c)	Horizon Aircraft Finance III Ltd, 2019 2	3.425	11/15/39	596,224
1,100,000	(c)	Hotwire Funding LLC, 2021 1	2.658	11/20/51	1,049,034
1,000,000	(c)	Hotwire Funding LLC, 2024 1A	6.672	06/20/54	1,024,989

See Notes to Financial Statements	45

Portfolio of Investments February 28, 2025 (continued)

Strategic Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET-BACKED SECURITIES (continued)
1,025,000	(c)	Hpefs Equipment Trust 2022-2, 2022 2A	4.940%	03/20/30	$1,026,098
1,250,000	(c),(e)	Industrial DPR Funding Ltd, 2022 1A	5.380	04/15/34	1,096,150
1,804,250	(c)	Jonah Energy Abs I LLC, 2022 1	7.200	12/10/37	1,816,303
1,231,505	(c)	Lunar 2021-1 Structured Aircraft Portfolio Notes, 2021 1	5.682	10/15/46	1,150,523
1,934,447	(c)	LUNAR AIRCRAFT 2020-1 LTD, 2020 1A	3.376	02/15/45	1,862,969
3,994,267	(c)	Lyra Music Assets Delaware LP, 2024 2A	5.760	12/22/64	4,025,981
59,216	(c)	MAPS 2018-1 Ltd, 2018 1A	4.212	05/15/43	58,920
131,590	(c)	MAPS 2021-1 Trust, 2021 1A	2.521	06/15/46	123,130
1,000,000	(c)	MetroNet Infrastructure Issuer LLC, 2023 1A	8.010	04/20/53	1,044,004
2,000,000	(c)	MetroNet Infrastructure Issuer LLC, 2022 1A	6.350	10/20/52	2,042,537
304,297	(c)	MVW 2019-2 LLC, 2019 2A	2.680	10/20/38	296,777
116,105	(c)	MVW 2021-1W LLC, 2021 1WA	1.940	01/22/41	109,227
217,004	(c)	MVW Owner Trust 2019-1, 2019 1A	3.330	11/20/36	215,743
660,000	(c),(d)	Neuberger Berman Loan Advisers CLO 40 Ltd, 2021 40A, (TSFR3M + 6.112%)	10.419	04/16/33	667,425
1,625,000	(c),(d)	Neuberger Berman Loan Advisers CLO 48 Ltd, 2022 48A, (TSFR3M + 3.200%)	7.500	04/25/36	1,638,265
1,000,000	(c)	Oak Street Investment Grade Net Lease Fund Series 2021-1, 2021 1A	4.230	01/20/51	954,888
477,976	(c)	Oportun Issuance Trust 2021-C, 2021 C	3.610	10/08/31	470,304
271,137	(c)	Oportun Issuance Trust 2021-C, 2021 C	5.570	10/08/31	265,534
1,000,000	(c),(d)	Palmer Square CLO 2021-3 Ltd, 2021 3A, (TSFR3M + 3.212%)	5.462	01/15/35	1,006,809
2,500,000	(c),(d)	Palmer Square CLO 2022-1 Ltd, 2022 1A, (TSFR3M + 3.050%)	7.343	04/20/35	2,520,685
857,706	(c)	Purewest Funding LLC, 2021 1	4.091	12/22/36	844,419
1,965,600	(c)	Sesac Finance LLC, 2019 1	5.216	07/25/49	1,953,710
67,203	(c)	Sierra Timeshare 2021-1 Receivables Funding LLC, 2021 1A	1.790	11/20/37	65,395
1,843,150	(c)	Sonic Capital LLC, 2020 1A	3.845	01/20/50	1,793,174
1,000,000	(c)	Sotheby’s Artfi Master Trust, 2024 1A	7.910	12/22/31	1,017,494
767,313	(c)	Start II LTD, 2019 1	5.095	03/15/44	763,860
1,496,250	(c)	Subway Funding LLC, 2024 1A	6.028	07/30/54	1,529,582
2,583,975	(c)	Taco Bell Funding LLC, 2021 1A	2.294	08/25/51	2,332,122
1,500,000	(c),(d)	TCW CLO 2021-2 Ltd, 2021 2A, (LIBOR 3 M + 7.122%)	6.985	07/25/34	1,507,301
1,500,000	(c)	Uniti Fiber Abs Issuer Llc, 2025 1A	5.877	04/20/55	1,535,828
3,000,000	(c)	VB-S1 Issuer LLC - VBTEL, 2022 1A	4.288	02/15/52	2,905,783
2,155,000	(c)	VB-S1 Issuer LLC - VBTEL, 2022 1A	3.156	02/15/52	2,060,805
641,420	(c)	Vivint Solar Financing V LLC, 2018 1A	7.370	04/30/48	602,818
3,651,957	(c)	VR Funding LLC, 2020 1A	2.790	11/15/50	3,389,736
96,444	(c)	VR Funding LLC, 2020 1A	6.420	11/15/50	94,316
839,153	(c)	Wendy’s Funding LLC, 2021 1A	2.370	06/15/51	763,298
1,394,771	(c)	Wendy’s Funding LLC, 2018 1A	3.884	03/15/48	1,357,415
859,867	(c)	Willis Engine Structured Trust VI, 2021 A	3.104	05/15/46	787,339
1,263,990	(c)	Willis Engine Structured Trust VII, 2023 A	8.000	10/15/48	1,308,646
530,750	(c)	Zaxbys Funding LLC, 2021 1A	3.238	07/30/51	490,933
1,500,000	(c)	Zayo Issuer LLC, 2025 1A	8.659	03/20/55	1,550,142
1,500,000	(c)	Zayo Issuer LLC, 2025 1A	5.648	03/20/55	1,524,859
1,000,000	(c)	Ziply Fiber Issuer LLC, 2024 1A	7.810	04/20/54	1,042,180
1,000,000	(c)	Ziply Fiber Issuer LLC, 2024 1A	11.170	04/20/54	1,084,414

		TOTAL ASSET-BACKED SECURITIES (Cost $142,388,163)			142,483,957

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 20.5%

		BANKS - 4.2%
375,000	(c)	African Export-Import Bank/The	2.634	05/17/26	361,875
1,600,000	(a)(f)	Banco Bilbao Vizcaya Argentaria SA	9.375	N/A	1,762,443
1,500,000	(c)	Banco Bradesco SA/Cayman Islands	6.500	01/22/30	1,534,350
800,000	(a),(c)(f)	Banco de Credito e Inversiones SA	8.750	N/A	852,006
500,000	(a),(c)(f)	Banco del Estado de Chile	7.950	N/A	522,650
1,050,000	(a),(c)(f)	Banco Mercantil del Norte SA/Grand Cayman	7.500	N/A	1,041,249
500,000	(a),(c)(f)	Banco Mercantil del Norte SA/Grand Cayman	8.375	N/A	497,875
1,775,000	(c)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.621	12/10/29	1,789,218

46	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS (continued)
2,000,000	(a)(f)	Banco Santander SA	8.000%	N/A	$2,117,622
2,200,000	(a),(b)(f)	Banco Santander SA	9.625	N/A	2,547,037
700,000	(a),(c)(f)	Bangkok Bank PCL/Hong Kong	5.000	N/A	695,827
500,000	(c)	Bangkok Bank PCL/Hong Kong	3.466	09/23/36	443,648
1,000,000	(c)(f)	Bank Hapoalim BM, Reg S	3.255	01/21/32	955,220
3,500,000		Bank of America Corp	5.744	02/12/36	3,523,364
3,025,000		Bank of America Corp	5.162	01/24/31	3,062,382
1,035,000	(c)	Banque Ouest Africaine de Developpement	4.700	10/22/31	940,039
1,340,000	(a)(f)	Barclays PLC	8.000	N/A	1,395,346
1,100,000	(c)(f)	BBVA Bancomer SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625	02/11/35	1,123,606
1,000,000	(c)(f)	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX	8.450	06/29/38	1,053,807
1,500,000	(a),(c)(f)	BNP Paribas SA	9.250	N/A	1,609,461
1,575,000		Citibank NA	5.570	04/30/34	1,629,489
1,675,000	(c)	Development Bank of Kazakhstan JSC	2.950	05/06/31	1,447,882
375,000	(c)	Grupo Aval Ltd	4.375	02/04/30	336,373
2,000,000	(c)	Itau Unibanco Holding SA/Cayman Island	6.000	02/27/30	2,012,000
2,675,000		JPMorgan Chase & Co	5.502	01/24/36	2,744,651
1,700,000	(c)(f)	Mizrahi Tefahot Bank Ltd, Reg S	3.077	04/07/31	1,637,936
3,000,000	(a)(f)	NatWest Group PLC	8.125	N/A	3,194,268
1,875,000		Wells Fargo & Co	2.188	04/30/26	1,867,413

		TOTAL BANKS			42,699,037

		CAPITAL GOODS - 0.7%
2,600,000		Boeing Co/The	5.805	05/01/50	2,507,901
1,500,000	(c)	IHS Holding Ltd	7.875	05/29/30	1,494,716
1,000,000		Regal Rexnord Corp	6.400	04/15/33	1,039,879
1,275,000	(c)	Sisecam UK PLC	8.625	05/02/32	1,296,037
1,200,000	(c)	Sociedad Quimica y Minera de Chile SA	6.500	11/07/33	1,265,654

		TOTAL CAPITAL GOODS			7,604,187

		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,025,000		Waste Management Inc	4.950	03/15/35	1,025,868

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,025,868

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
1,250,000		Lowe’s Cos Inc	4.250	04/01/52	1,007,994
1,125,000	(c)	Michaels Cos Inc/The	5.250	05/01/28	844,014
2,000,000	(c)	Michaels Cos Inc/The	7.875	05/01/29	1,220,812
1,500,000	(c)	Staples Inc	10.750	09/01/29	1,432,520

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			4,505,340

		CONSUMER DURABLES & APPAREL - 0.4%
2,000,000	(c)	CD&R Smokey Buyer Inc	9.500	10/15/29	1,965,000
1,500,000	(c)	S&S Holdings LLC	8.375	10/01/31	1,495,224
725,000		Tapestry Inc	5.500	03/11/35	723,975

		TOTAL CONSUMER DURABLES & APPAREL			4,184,199

		CONSUMER SERVICES - 0.7%
2,000,000	(c)	Arcos Dorados BV	6.375	01/29/32	2,043,820
1,420,000	(c)	Motion Finco Sarl	8.375	02/15/32	1,457,148
2,500,000		Piedmont Operating Partnership LP	9.250	07/20/28	2,761,880
800,000		Sands China Ltd	3.250	08/08/31	697,118

		TOTAL CONSUMER SERVICES			6,959,966

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
2,000,000		Kroger Co/The	5.500	09/15/54	1,943,081

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			1,943,081

		ENERGY - 2.1%
1,675,000		Cheniere Energy Partners LP	4.500	10/01/29	1,643,970
500,000	(c)	Coronado Finance Pty Ltd	9.250	10/01/29	505,974
1,300,000	(c)	Cosan Luxembourg SA	5.500	09/20/29	1,248,075
1,840,000	(c)	DT Midstream Inc	4.375	06/15/31	1,709,015
450,000		Ecopetrol SA	4.625	11/02/31	382,879
1,000,000		Ecopetrol SA	5.875	11/02/51	697,573
575,000		Ecopetrol SA	6.875	04/29/30	575,383

See Notes to Financial Statements	47

Portfolio of Investments February 28, 2025 (continued)

Strategic Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY (continued)
100,000		Ecopetrol SA	5.875%	05/28/45	$72,099
1,985,285	(c)	EIG Pearl Holdings Sarl	3.545	08/31/36	1,753,656
900,000	(c)	Empresa Nacional del Petroleo	3.450	09/16/31	783,525
826,000	(c)	Energean Israel Finance Ltd, Reg S	5.375	03/30/28	789,433
1,700,000	(c)	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	1,422,663
1,325,000		Marathon Petroleum Corp	5.000	09/15/54	1,123,766
500,000	(c)	Medco Laurel Tree Pte Ltd	6.950	11/12/28	505,413
500,000	(c)	Medco Maple Tree Pte Ltd	8.960	04/27/29	526,890
200,000	(c)	Petroleos del Peru SA	4.750	06/19/32	154,934
559,000		Petroleos Mexicanos	7.690	01/23/50	423,784
100,000		Petroleos Mexicanos	6.750	09/21/47	69,346
1,490,000		Petroleos Mexicanos	6.700	02/16/32	1,309,109
1,500,000	(c)	Raizen Fuels Finance SA	5.700	01/17/35	1,418,250
1,000,000	(c)	Thaioil Treasury Center Co Ltd	2.500	06/18/30	869,623
1,780,000		Transcanada Trust	5.500	09/15/79	1,717,228
555,000	(c)	TransMontaigne Partners LLC	8.500	06/15/30	563,029
1,275,000	(c)	US LIQUIDSCO0	6.176	10/01/54	1,248,690

		TOTAL ENERGY			21,514,307

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
1,475,000		GLP Capital LP / GLP Financing II Inc	4.000	01/15/30	1,396,940
1,875,000		Healthcare Realty Holdings LP	2.400	03/15/30	1,649,182
2,300,000		Kite Realty Group LP	4.000	10/01/26	2,277,059
345,000	(c)	MPT Operating Partnership LP / MPT Finance Corp	8.500	02/15/32	354,002

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			5,677,183

		FINANCIAL SERVICES - 1.6%
500,000	(c),(d)	Citrus Re Ltd (3-Month U.S. Treasury Bill + 5.060%)	5.100	06/07/25	504,750
2,000,000	(a)(f)	Deutsche Bank AG	7.500	N/A	1,999,349
1,505,000	(a)(f)	Deutsche Bank AG	6.000	N/A	1,500,381
500,000	(c),(d)	Hestia Re Ltd (1-Month U.S. Treasury Bill + 10.080%)	14.355	04/22/25	467,500
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp	9.750	01/15/29	2,038,870
250,000	(c),(d)	Matterhorn Re Ltd (SOFR + 5.250%)	5.889	03/24/25	249,625
1,000,000		Morgan Stanley	2.188	04/28/26	996,100
5,025,000		Morgan Stanley	5.230	01/15/31	5,102,490
1,000,000	(c),(d)	Sanders Re Ltd (3-Month U.S. Treasury Bill + 3.000%)	3.250	04/07/25	995,000
2,060,000	(a),(c)(f)	UBS Group AG	9.250	N/A	2,384,305

		TOTAL FINANCIAL SERVICES			16,238,370

		FOOD, BEVERAGE & TOBACCO - 0.9%
1,200,000	(c)	Bimbo Bakeries USA Inc	6.050	01/15/29	1,245,381
1,200,000	(c)	Cia Cervecerias Unidas SA	3.350	01/19/32	1,037,295
1,500,000	(c)	Gruma SAB de CV	5.390	12/09/34	1,484,700
2,525,000		Kellanova	3.250	04/01/26	2,493,218
1,700,000		Kellanova	3.400	11/15/27	1,653,757
1,350,000	(c)	Ulker Biskuvi Sanayi AS	7.875	07/08/31	1,366,443

		TOTAL FOOD, BEVERAGE & TOBACCO			9,280,794

		HEALTH CARE EQUIPMENT & SERVICES - 0.5%
2,000,000	(c)	CHS/Community Health Systems Inc	10.875	01/15/32	2,045,940
850,000		CVS Health Corp	5.050	03/25/48	737,107
1,510,000	(c)	Prime Healthcare Services Inc	9.375	09/01/29	1,429,806
1,125,000		UnitedHealth Group Inc	5.000	04/15/34	1,119,350

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,332,203

		HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,285,000		Haleon US Capital LLC	3.625	03/24/32	1,183,615

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,183,615

		INSURANCE - 0.9%
1,600,000	(c)	Allianz SE	6.350	09/06/53	1,671,667
1,125,000		Aon North America Inc	5.450	03/01/34	1,150,805
1,855,000	(c)	Ardonagh Group Finance Ltd	8.875	02/15/32	1,926,989
250,000	(c),(d)	Bonanza RE Ltd (3-Month U.S. Treasury Bill + 5.620%)	5.620	03/16/25	249,250
1,125,000		Reinsurance Group of America Inc	5.750	09/15/34	1,154,402
1,000,000	(c),(d)	Vitality Re XIV Ltd (3-Month U.S. Treasury Bill + 3.500%)	7.796	01/05/27	1,028,500
1,000,000	(c),(d)	Vitality Re XV Ltd (3-Month U.S. Treasury Bill + 2.500%)	6.778	01/07/28	1,020,100

48	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	VALUE	MATURITY	VALUE

		INSURANCE (continued)
$1,500,000	(c),(d)	Vitality Re XVI Ltd (3-Month U.S. Treasury Bill + 1.750%)	6.049%	01/08/29	$1,500,000

		TOTAL INSURANCE			9,701,713

		MATERIALS - 1.8%
1,700,000	(c)	Alpek SAB de CV	4.250	09/18/29	1,594,291
2,250,000		Amcor Finance USA Inc	3.625	04/28/26	2,223,709
1,000,000		AngloGold Ashanti Holdings PLC	3.750	10/01/30	916,064
405,000		Berry Global Inc	1.570	01/15/26	394,305
2,250,000		Celanese US Holdings LLC	6.415	07/15/27	2,306,116
875,000	(a),(c)	Cemex SAB de CV	9.125	N/A	895,382
1,750,000	(c)	Corp Nacional del Cobre de Chile	6.330	01/13/35	1,805,895
1,025,000	(c)	Corp Nacional del Cobre de Chile	6.440	01/26/36	1,065,199
1,120,000	(c)	Freeport Indonesia PT	5.315	04/14/32	1,117,219
525,000	(c)	LD Celulose International GmbH	7.950	01/26/32	544,979
1,525,000	(c)	Mineral Resources Ltd	9.250	10/01/28	1,577,930
1,025,000	(c)	OCP SA	3.750	06/23/31	905,083
1,500,000		Suzano Austria GmbH	3.125	01/15/32	1,279,124
2,080,000		Vale Overseas Ltd	6.400	06/28/54	2,089,861

		TOTAL MATERIALS			18,715,157

		MEDIA & ENTERTAINMENT - 0.9%
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital	6.550	06/01/34	1,554,593
1,225,000		Comcast Corp	5.650	06/01/54	1,215,500
2,000,000	(c)	CSC Holdings LLC	11.250	05/15/28	1,946,763
3,000,000	(c)	DISH Network Corp	11.750	11/15/27	3,165,514
500,000	(c)	Univision Communications Inc	8.500	07/31/31	498,458
1,125,000		Warnermedia Holdings Inc	5.141	03/15/52	868,323

		TOTAL MEDIA & ENTERTAINMENT			9,249,151

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,100,000		Amgen Inc	5.650	03/02/53	1,102,947
2,000,000		Pfizer Investment Enterprises Pte Ltd	5.300	05/19/53	1,933,829

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,036,776

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,000,000	(b),(c)	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp	7.000	04/15/30	1,847,080

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			1,847,080

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
1,500,000	(c)	Foundry JV Holdco LLC	6.100	01/25/36	1,562,009
250,000		Intel Corp	5.700	02/10/53	234,987

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,796,996

		SOFTWARE & SERVICES - 0.1%
1,225,000		Oracle Corp	6.000	08/03/55	1,251,419

		TOTAL SOFTWARE & SERVICES			1,251,419

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
2,500,000		Hewlett Packard Enterprise Co	4.550	10/15/29	2,482,136

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,482,136

		TELECOMMUNICATION SERVICES - 1.0%
1,000,000		AT&T Inc	3.500	09/15/53	696,457
1,850,000		AT&T Inc	3.800	12/01/57	1,328,644
775,000	(c)	CT Trust	5.125	02/03/32	710,629
2,000,000	(c)	Level 3 Financing Inc	4.875	06/15/29	1,730,000
1,000,000	(c)	Liberty Costa Rica Senior Secured Finance	10.875	01/15/31	1,082,269
300,000	(c)	Sitios Latinoamerica SAB de CV	6.000	11/25/29	303,798
1,375,000	(c)	Sitios Latinoamerica SAB de CV	5.375	04/04/32	1,323,188
1,460,000	(c)	Windstream Escrow LLC / Windstream Escrow Finance Corp	8.250	10/01/31	1,509,311
2,000,000	(c)	Zayo Group Holdings Inc	4.000	03/01/27	1,886,721

		TOTAL TELECOMMUNICATION SERVICES			10,571,017

		TRANSPORTATION - 0.9%
500,000	(c)	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	405,538
640,000	(c)	Air Transport Services Group Inc	7.250	03/15/32	657,875
1,169,022		American Airlines 2021-1 Class A Pass Through Trust2021 2021	2.875	07/11/34	1,020,323
3,500,000	(c)	Brightline East LLC	11.000	01/31/30	3,201,398

See Notes to Financial Statements	49

Portfolio of Investments February 28, 2025 (continued)

Strategic Income

PRINCIPAL		DESCRIPTION	VALUE	MATURITY	VALUE

		TRANSPORTATION (continued)
$1,500,000	(c)	Grupo Aeromexico SAB de CV	8.250%	11/15/29	$1,485,000
975,000	(c)	Kingston Airport Revenue Finance Ltd	6.750	12/15/36	977,437
1,000,000	(c)	Transnet SOC Ltd	8.250	02/06/28	1,019,680

		TOTAL TRANSPORTATION			8,767,251

		UTILITIES - 1.5%
1,189,247	(c)	Alfa Desarrollo SpA2021 1	4.550	09/27/51	914,228
1,125,000		Atmos Energy Corp	5.000	12/15/54	1,037,570
775,000	(c)	Comision Federal de Electricidad	5.700	01/24/30	753,965
1,465,875	(c)	Continuum Green Energy India Pvt / Co-Issuers	7.500	06/26/33	1,529,809
1,900,000		Duke Energy Progress LLC	5.350	03/15/53	1,839,110
800,000	(c)	Empresas Publicas de Medellin ESP	4.375	02/15/31	695,883
950,000	(c)	Eskom Holdings SOC Ltd	6.350	08/10/28	943,549
1,625,000	(c)	Ferrellgas LP / Ferrellgas Finance Corp	5.875	04/01/29	1,518,065
1,825,000		Florida Power & Light Co	5.150	06/15/29	1,870,580
675,000		Interstate Power and Light Co	3.100	11/30/51	447,183
1,500,000	(c)	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries	4.500	07/14/28	1,415,592
550,000		Southern California Edison Co	5.875	12/01/53	539,014
691,680	(c)	Sweihan PV Power Co PJSC2022 1	3.625	01/31/49	560,355
565,425	(c)	UEP Penonome II SA2020 1	6.500	10/01/38	504,805
1,000,000		Wisconsin Power and Light Co	5.375	03/30/34	1,019,015

		TOTAL UTILITIES			15,588,723

		TOTAL CORPORATE BONDS (Cost $213,927,597)			211,155,569

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES - 37.8%
2,500,000	(c),(d)	Alen 2021-ACEN Mortgage Trust, 2021 ACEN, (TSFR1M + 4.114%)	8.426	04/15/34	1,575,001
303,962	(c)	Arroyo Mortgage Trust 2019-3, 2019 3	3.416	10/25/48	288,593
1,813,812	(c),(d)	BAMLL Commercial Mortgage Securities Trust 2022-DKLX, 2022 DKLX, (TSFR1M + 3.000%)	7.312	01/15/39	1,802,794
3,500,000	(c),(d)	BAMLL Trust 2025-ASHF, 2025 ASHF, (TSFR1M + 2.350%)	6.750	02/15/42	3,515,038
1,200,000		BANK, 2017 BNK5	4.190	06/15/60	1,154,029
700,000		BANK 2017-BNK8, 2017 BNK8	4.092	11/15/50	562,322
2,700,000		BANK 2019-BNK18, 2019 BN18	4.214	05/15/62	2,224,249
2,000,000	(c)	BANK 2019-BNK21, 2019 BN21	2.500	10/17/52	1,439,562
2,000,000		BANK5 2024-5YR5	6.539	02/15/29	2,081,950
3,925,000	(c)	BBCMS Trust 2015-SRCH, 2015 SRCH	4.957	08/10/35	3,604,196
3,000,000	(c),(d)	BBCMS Trust 2018-CBM, 2018 CBM, (TSFR1M + 1.488%)	6.817	07/15/37	2,922,477
3,400,000		Benchmark 2018-B1 Mortgage Trust, 2018 B1	4.204	01/15/51	2,958,264
2,650,000		Benchmark 2018-B2 Mortgage Trust, 2018 B2	4.304	02/15/51	2,153,120
1,500,000		Benchmark 2019-B14 Mortgage Trust, 2019 B14	3.493	12/15/62	1,239,953
3,000,000		Benchmark 2019-B14 Mortgage Trust, 2019 B14	3.768	12/15/62	2,388,136
1,000,000	(c)	Benchmark 2019-B14 Mortgage Trust, 2019 B14	2.500	12/15/62	609,527
2,500,000		Benchmark 2019-B15 Mortgage Trust, 2019 B15	3.715	12/15/72	2,001,430
1,500,000	(c)	Benchmark 2020-B18 Mortgage Trust, 2020 B18	4.139	07/15/53	1,450,578
1,000,000	(c)	Benchmark 2020-IG2 Mortgage Trust, 2020 IG2	2.791	09/15/48	854,494
1,000,000	(c)	Benchmark 2020-IG3 Mortgage Trust, 2020 IG3	3.536	09/15/48	941,206
2,000,000		Benchmark Mortgage Trust Series - 2019 B12 (Class C)	3.873	08/15/52	1,649,497
2,000,000	(c)	BPR 2023-STON Mortgage Trust, 2023 STON	7.871	12/05/39	2,071,199
2,500,000	(c),(d)	BSST 2022-1700 Mortgage Trust, 2022 1700, (TSFR1M + 1.300%)	5.612	02/15/37	2,235,481
1,250,000	(c),(d)	BX Commercial Mortgage Trust 2019-IMC, 2019 IMC, (TSFR1M + 1.946%)	6.258	04/15/34	1,240,049
2,000,000	(c),(d)	BX Commercial Mortgage Trust 2024-BRBK, 2024 BRBK, (TSFR1M + 4.874%)	9.187	10/15/41	2,018,576
1,500,000	(c),(d)	BX Trust 2023-DELC, 2023 DELC, (TSFR1M + 3.339%)	7.651	05/15/38	1,512,705
705,000		CD 2016-CD1 Mortgage Trust, 2016 CD1	3.631	08/10/49	498,296
1,440,000		CD Mortgage Trust, 2017 CD3	3.984	02/10/50	961,162
48,133	(c)	CF 2020-P1 Mortgage Trust, 2020 P1	2.840	04/15/25	47,845
750,000	(c)	CF 2020-P1 Mortgage Trust, 2020 P1	3.603	04/15/52	676,685

50	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES (continued)
$579,816	(c)	Citigroup Commercial Mortgage Trust 2014-GC23, 2014 GC23	4.588%	07/10/47	$550,178
1,690,000		Citigroup Commercial Mortgage Trust 2015-GC29, 2015 GC29	4.164	04/10/48	1,609,708
2,750,000		Citigroup Commercial Mortgage Trust 2015-GC29, 2015 GC29	3.758	04/10/48	2,672,973
1,900,000		Citigroup Commercial Mortgage Trust 2016-GC37, 2016 GC37	4.233	04/10/49	1,839,549
2,500,000		Citigroup Commercial Mortgage Trust 2017-C4, 2017 C4	4.138	10/12/50	2,348,227
850,000	(c),(d)	Citigroup Commercial Mortgage Trust 2021-PRM2, 2021 PRM2, (TSFR1M + 2.014%)	6.326	10/15/38	843,082
1,511,544		COMM 2014-CCRE17 Mortgage Trust, 2014 CR17	4.377	05/10/47	1,478,332
836,199		COMM 2014-CR14 Mortgage Trust, 2014 CR14	3.773	02/10/47	804,472
2,000,000	(c)	COMM 2014-UBS3 Mortgage Trust, 2014 UBS3	4.767	06/10/47	951,840
2,000,000		COMM 2014-UBS3 Mortgage Trust, 2014 UBS3	4.657	06/10/47	1,432,660
1,840,000		COMM 2015-CCRE22 Mortgage Trust, 2015 CR22	4.046	03/10/48	1,634,056
2,000,000	(c)	COMM 2015-CCRE22 Mortgage Trust, 2015 CR22	3.000	03/10/48	1,386,546
2,628,000		COMM 2015-CCRE23 Mortgage Trust, 2015 CR23	4.379	05/10/48	2,140,733
1,000,000		COMM 2015-CCRE24 Mortgage Trust, 2015 CR24	4.350	08/10/48	984,292
1,500,000		COMM 2015-CCRE24 Mortgage Trust, 2015 CR24	3.463	08/10/48	1,243,498
500,000		COMM 2015-CCRE24 Mortgage Trust, 2015 CR24	4.350	08/10/48	462,937
550,000		COMM 2015-CCRE25 Mortgage Trust, 2015 CR25	3.768	08/10/48	514,617
3,000,000		COMM 2015-CCRE26 Mortgage Trust, 2015 CR26	4.462	10/10/48	2,787,047
2,043,000		COMM 2015-LC23 Mortgage Trust, 2015 LC23	4.544	10/10/48	1,950,818
3,500,000		COMM 2018-COR3 Mortgage Trust, 2018 COR3	4.516	05/10/51	3,054,413
2,000,000		COMM 2019-GC44 Mortgage Trust, 2019 GC44	3.509	08/15/57	1,720,527
4,830,000	(c),(d)	Connecticut Avenue Securities Trust 2021-R03, 2021 R03, (SOFR30A + 5.500%)	9.852	12/25/41	5,073,226
5,000,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R01, 2022 R01, (SOFR30A + 6.000%)	10.352	12/25/41	5,292,106
5,000,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R02, 2022 R02, (SOFR30A + 7.650%)	12.972	01/25/42	5,449,146
4,000,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R03, 2022 R03, (SOFR30A + 9.850%)	14.823	03/25/42	4,566,326
5,000,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R04, 2022 R04, (SOFR30A + 9.500%)	14.837	03/25/42	5,675,761
5,000,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R05, 2022 R05, (SOFR30A + 7.000%)	11.352	04/25/42	5,484,421
2,500,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R06, 2022 R06, (SOFR30A + 10.600%)	15.334	05/25/42	2,916,166
1,500,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R07, 2022 R07, (SOFR30A + 4.650%)	9.003	06/25/42	1,614,948
4,000,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R07, 2022 R07, (SOFR30A + 12.000%)	16.353	06/25/42	4,792,134
600,000	(c),(d)	Connecticut Avenue Securities Trust 2022-R09, 2022 R09, (SOFR30A + 6.750%)	11.103	09/25/42	673,817
3,350,000	(c),(d)	Connecticut Avenue Securities Trust 2023-R02, 2023 R02, (SOFR30A + 7.900%)	12.252	01/25/43	3,841,112
5,045,600	(c),(d)	Connecticut Avenue Securities Trust 2023-R02, 2023 R02, (SOFR30A + 5.550%)	9.902	01/25/43	5,586,592
6,217,000	(c),(d)	Connecticut Avenue Securities Trust 2023-R04, 2023 R04, (SOFR30A + 5.350%)	9.703	05/25/43	6,893,582
5,000,000	(c),(d)	Connecticut Avenue Securities Trust 2023-R04, 2023 R04, (SOFR30A + 8.250%)	12.603	05/25/43	5,760,861
5,000,000	(c),(d)	Connecticut Avenue Securities Trust 2023-R05, 2023 R05, (SOFR30A + 4.750%)	9.103	06/25/43	5,466,428
1,415,000	(c),(d)	Connecticut Avenue Securities Trust 2023-R05, 2023 R05, (SOFR30A + 6.850%)	11.203	06/25/43	1,587,670
3,390,000	(c),(d)	Connecticut Avenue Securities Trust 2023-R06, 2023 R06, (SOFR30A + 5.900%)	10.252	07/25/43	3,757,550
5,000,000	(c),(d)	Connecticut Avenue Securities Trust 2023-R06, 2023 R06, (SOFR30A + 3.900%)	9.188	07/25/43	5,334,080
6,000,000	(c),(d)	Connecticut Avenue Securities Trust 2023-R08, 2023 R08, (SOFR30A + 3.550%)	7.902	10/25/43	6,350,954
4,037,723	(c)	CSMC 2021-INV2 Trust, 2021 INV2	3.283	11/25/56	3,311,878
1,000,000	(c)	CSMC 2021-NQM1, 2021 NQM1	2.130	05/25/65	755,329
1,871,000		CSMC Trust 2016-NXSR, 2016 NXSR	4.251	12/15/49	1,729,002

See Notes to Financial Statements	51

Portfolio of Investments February 28, 2025 (continued)

Strategic Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES (continued)
$1,300,000	(c)	DBSG 2024-ALTA Mortgage Trust, 2024 ALTA	7.296%	06/10/37	$1,318,962
30,450,000	(c)	DOLP Trust 2021-NYC, 2021 NYC, (I/O)	0.665	05/10/41	950,189
6,854,358		Fannie Mae Pool, FN MA4918	5.000	02/01/53	6,763,836
10,205	(d)	Fannie Mae Pool, FN 946228, (LIBOR 12 M + 1.587%)	7.337	09/01/37	10,425
659	(d)	Fannie Mae Pool, FN 905597, (LIBOR 12 M + 1.875%)	6.750	12/01/36	677
11,866,577		Fannie Mae Pool, FN MA5353	5.500	05/01/54	11,922,358
13,209,024		Fannie Mae Pool, FN MA5165	5.500	10/01/53	13,287,602
13,008,750		Fannie Mae Pool, FN MA5107	5.500	08/01/53	13,051,801
13,558,531		Fannie Mae Pool, FN MA5039	5.500	06/01/53	13,609,687
8,109,125		Fannie Mae Pool, FN MA4919	5.500	02/01/53	8,161,554
145,314	(d)	Fannie Mae REMICS, 2013 98, (SOFR30A + 5.836%), (I/O)	1.484	09/25/43	15,666
78,532	(c)	Flagstar Mortgage Trust 2017-2, 2017 2	3.980	10/25/47	71,445
1,820,361	(c)	Flagstar Mortgage Trust 2021-11INV, 2021 11IN	3.449	11/25/51	1,477,051
11,259,162		Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O)	1.226	07/25/41	1,027,962
1,000,000	(c),(d)	Freddie Mac STACR REMIC Trust 2020-DNA6, 2020 DNA6, (SOFR30A + 3.000%)	7.352	12/25/50	1,088,195
5,000,000	(c),(d)	Freddie Mac STACR REMIC Trust 2021-DNA6, 2021 DNA6, (SOFR30A + 7.500%)	11.852	10/25/41	5,395,968
6,000,000	(c),(d)	Freddie Mac STACR REMIC Trust 2022-DNA1, 2022 DNA1, (SOFR30A + 7.100%)	11.452	01/25/42	6,462,163
6,000,000	(c),(d)	Freddie Mac STACR REMIC Trust 2022-DNA2, 2022 DNA2, (SOFR30A + 8.500%)	13.788	02/25/42	6,630,622
5,900,000	(c),(d)	Freddie Mac STACR REMIC Trust 2022-DNA2, 2022 DNA2, (SOFR30A + 4.750%)	9.102	02/25/42	6,232,270
6,000,000	(c),(d)	Freddie Mac STACR REMIC Trust 2022-DNA3, 2022 DNA3, (SOFR30A + 9.750%)	15.087	04/25/42	6,827,566
5,000,000	(c),(d)	Freddie Mac STACR REMIC Trust 2022-DNA3, 2022 DNA3, (SOFR30A + 5.650%)	8.647	04/25/42	5,407,330
5,000,000	(c),(d)	Freddie Mac STACR REMIC Trust 2022-HQA1, 2022 HQA1, (SOFR30A + 7.000%)	9.997	03/25/42	5,507,176
4,600,000	(c),(d)	Freddie Mac STACR REMIC Trust 2022-HQA2, 2022 HQA2, (SOFR30A + 4.000%)	8.352	07/25/42	4,886,870
2,898,192	(d)	Government National Mortgage Association, 2023 111, (SOFR30A + 23.205%)	6.256	08/20/53	3,130,217
20,090,384	(d)	Government National Mortgage Association, 2020 61, (TSFR1M + 6.326%), (I/O)	1.566	07/20/43	2,348,925
1,830,002	(d)	Government National Mortgage Association, 2023 96, (SOFR30A + 26.100%)	7.195	07/20/53	1,943,535
1,500,000	(c),(d)	GS Mortgage Securities Corp Trust 2018-TWR, 2018 TWR, (TSFR1M + 1.897%)	6.209	07/15/31	379,072
1,081,000	(c),(d)	GS Mortgage Securities Corp Trust 2018-TWR, 2018 TWR, (LIBOR 1 M + 1.497%)	3.449	07/15/31	544,252
2,000,000	(c),(d)	GS Mortgage Securities Corp Trust 2021-ARDN, 2021 ARDN, (TSFR1M + 3.464%)	7.776	11/15/36	1,982,973
2,600,000	(c),(d)	GS Mortgage Securities Corp Trust 2021-ARDN, 2021 ARDN, (TSFR1M + 1.364%)	5.676	11/15/36	2,586,969
1,000,000		GS Mortgage Securities Trust 2016-GS3, 2016 GS3	3.979	10/10/49	919,136
2,260,000		GS Mortgage Securities Trust 2016-GS4, 2016 GS4	3.949	11/10/49	1,971,288
1,425,000		GS Mortgage Securities Trust 2019-GC38, 2019 GC38	4.158	02/10/52	1,358,980
1,000,000		GS Mortgage Securities Trust 2020-GSA2, 2020 GSA2	2.012	12/12/53	848,285
4,677	(c)	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019 PJ2	4.000	11/25/49	4,410
97,219	(c)	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019 PJ2	4.000	11/25/49	91,677
6,434,945	(c)	GS Mortgage-Backed Securities Trust 2022-PJ1, 2022 PJ1	2.829	05/28/52	5,306,560
3,000,000	(c)	Houston Galleria Mall Trust 2025-HGLR, 2025 HGLR	5.462	02/05/45	3,087,865
2,000,000	(c)	HTL Commercial Mortgage Trust 2024-T53, 2024 T53	7.088	05/10/39	2,051,820
1,500,000	(c),(d)	ILPT Commercial Mortgage Trust 2022-LPF2, 2022 LPF2, (TSFR1M + 2.744%)	7.056	10/15/39	1,500,461
355,502		Impac Secured Assets CMN Owner Trust, 2000 3	8.000	10/25/30	327,161
241,979	(c)	Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1	2.051	10/25/55	227,806
2,000,000	(c)	Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1	3.531	10/25/55	1,818,245
450,000	(c)	Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1	2.383	06/25/56	348,704
329,312	(c)	Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1	1.617	06/25/56	288,609

52	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES (continued)
$2,500,000	(c),(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2022- ACB, 2022 ACB, (SOFR30A + 3.350%)	7.757%	03/15/39	$2,508,508
2,440,699	(c),(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2022- NLP, 2022 NLP, (TSFR1M + 2.608%)	7.918	04/15/37	2,348,374
4,691,287	(c)	J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2	3.665	09/25/52	3,990,637
145,943	(d)	JP Morgan Alternative Loan Trust 2007-S1, 2007 S1, (TSFR1M + 0.674%)	4.994	04/25/47	140,470
1,000,000	(c)	JP Morgan Chase Commercial Mortgage Securities Trust 2020- NNN, 2020 NNN	3.065	01/16/37	797,650
1,347,787	(c)	JP Morgan Mortgage Trust 2020-INV1, 2020 INV1	4.186	08/25/50	1,176,925
1,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C31, 2015 C31	4.642	08/15/48	1,430,698
2,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C31, 2015 C31	4.642	08/15/48	2,025,119
2,500,000	(c)	JPMBB Commercial Mortgage Securities Trust 2015-C33, 2015 C33	4.136	12/15/48	2,253,972
1,500,000		JPMBB Commercial Mortgage Securities Trust 2016-C1, 2016 C1	4.699	03/17/49	1,401,963
1,400,000	(c)	JPMBB Commercial Mortgage Securities Trust 2016-C1, 2016 C1	4.199	03/17/49	1,219,857
2,000,000		JPMCC Commercial Mortgage Securities Trust 2017-JP6, 2017 JP6	3.701	07/15/50	1,615,953
1,335,000		JPMCC Commercial Mortgage Securities Trust 2017-JP7, 2017 JP7	3.675	09/15/50	1,109,996
1,400,000	(c)	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 2017 JP7	4.425	09/15/50	814,918
190,000	(c)	Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust, 2013 GCP	3.985	02/15/36	177,153
3,015,000	(c)	Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust, 2024 LGND	6.733	11/05/39	3,043,133
34,356,000	(c)	MFT Trust 2020-ABC, 2020 ABC, (I/O)	0.119	02/10/42	225,831
1,150,000		Morgan Stanley Capital I Trust 2019-H7, 2019 H7	3.524	07/15/52	1,075,361
2,000,000	(c)	MRCD 2019-MARK Mortgage Trust, 2019 PARK	2.718	12/15/36	1,464,010
1,500,000	(c)	MSCG Trust 2015-ALDR, 2015 ALDR	3.462	06/07/35	1,399,044
500,000	(c)	MSCG Trust 2015-ALDR, 2015 ALDR	3.462	06/07/35	456,412
1,000,000	(c),(d)	MTN Commercial Mortgage Trust 2022-LPFL, 2022 LPFL, (TSFR1M + 2.943%)	7.773	03/15/39	1,000,737
1,500,000	(c),(d)	Natixis Commercial Mortgage Securities Trust 2019-MILE, 2019 MILE, (TSFR1M + 4.329%)	8.641	07/15/36	992,029
1,500,000	(c),(d)	Natixis Commercial Mortgage Securities Trust 2019-MILE, 2019 MILE, (TSFR1M + 3.579%)	7.891	07/15/36	1,074,538
71,141	(c)	New Residential Mortgage Loan Trust 2015-2, 2015 2A	5.318	08/25/55	70,416
3,200,000	(c),(d)	NYC Trust 2024-3ELV, 2024 3ELV, (TSFR1M + 2.840%)	7.152	08/15/29	3,228,081
1,150,000	(c)	One Bryant Park Trust 2019-OBP, 2019 OBP	2.516	09/15/54	1,028,386
2,400,000	(c),(d)	OPEN Trust 2023-AIR, 2023 AIR, (TSFR1M + 5.236%)	9.548	11/15/40	2,419,611
2,000,000	(c),(d)	PKHL Commercial Mortgage Trust 2021-MF, 2021 MF, (TSFR1M + 0.994%)	5.306	07/15/38	1,920,050
1,000,000	(c),(d)	RLGH Trust 2021-TROT, 2021 TROT, (LIBOR 1 M + 1.828%)	1.821	04/15/36	991,437
9,988	(c)	Sequoia Mortgage Trust 2018-7, 2018 7	4.000	09/25/48	9,432
5,497	(c)	Sequoia Mortgage Trust 2019-2, 2019 2	4.000	06/25/49	5,181
1,155,000	(c)	SLG Office Trust 2021-OVA, 2021 OVA	2.851	07/15/41	967,624
40,180,000	(c)	SLG Office Trust 2021-OVA, 2021 OVA, (I/O)	0.258	07/15/41	518,117
1,831,354	(c),(d)	SMR 2022-IND Mortgage Trust, 2022 IND, (TSFR1M + 3.950%)	8.262	02/15/39	1,785,760
2,140,000	(c),(d)	SREIT Trust 2021-PALM, 2021 PALM, (TSFR1M + 1.524%)	5.836	10/15/34	2,122,967
2,000,000	(c),(d)	TX Trust 2024-HOU, 2024 1, (TSFR1M + 3.239%)	7.551	06/15/39	2,013,526
2,600,000		UBS Commercial Mortgage Trust 2018-C11, 2018 C11	5.044	06/15/51	2,365,166
2,000,000	(c)	Verus Securitization Trust 2021-8, 2021 8	3.288	11/25/66	1,570,527
29,379		Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust, 2004 RA3	5.585	08/25/38	29,047
1,615,000		Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015 NXS1	3.658	05/15/48	1,600,905
2,000,000		Wells Fargo Commercial Mortgage Trust 2015-P2, 2015 P2	4.818	12/15/48	1,952,102
4,500,000		Wells Fargo Commercial Mortgage Trust 2024-C63, 2024 C63	5.820	08/15/57	4,687,592

See Notes to Financial Statements	53

Portfolio of Investments February 28, 2025 (continued)

Strategic Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE-BACKED SECURITIES (continued)
$930,972	(c)	Wells Fargo Mortgage Backed Securities 2021-INV1 Trust, 2021 INV1	3.311%	08/25/51	$782,764

		TOTAL MORTGAGE-BACKED SECURITIES (Cost $397,310,501)			389,988,312

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOVEREIGN DEBT - 7.4%

		ANGOLA - 0.1%
1,050,000	(c)	Angolan Government International Bond	8.750	04/14/32	938,453

		TOTAL ANGOLA			938,453

		ARGENTINA - 0.1%
2,325,000		Argentine Republic Government International Bond	4.125	07/09/35	1,470,562

		TOTAL ARGENTINA			1,470,562

		AZERBAIJAN - 0.1%
1,700,000	(c)	Republic of Azerbaijan International Bond	3.500	09/01/32	1,485,809

		TOTAL AZERBAIJAN			1,485,809

		BAHRAIN - 0.0%
500,000	(c)	Bahrain Government International Bond	6.000	09/19/44	425,910

		TOTAL BAHRAIN			425,910

		BENIN - 0.1%
1,550,000	(c)	Benin Government International Bond	7.960	02/13/38	1,461,573

		TOTAL BENIN			1,461,573

		BRAZIL - 0.2%
1,250,000		Brazilian Government International Bond	7.125	05/13/54	1,207,875
1,145,000		Brazilian Government International Bond	6.000	10/20/33	1,110,168

		TOTAL BRAZIL			2,318,043

		CHILE - 0.2%
2,150,000		Chile Government International Bond	3.100	05/07/41	1,585,320

		TOTAL CHILE			1,585,320

		COLOMBIA - 0.3%
2,225,000		Colombia Government International Bond	5.200	05/15/49	1,542,630
3,200,000		Colombia Government International Bond	5.000	06/15/45	2,227,027

		TOTAL COLOMBIA			3,769,657

		COSTA RICA - 0.1%
905,000	(c)	Costa Rica Government International Bond	5.625	04/30/43	816,717

		TOTAL COSTA RICA			816,717

		COTE D’IVOIRE - 0.4%
662,954	(c)	Ivory Coast Government International Bond 2032 144A	5.750	12/31/32	630,654
2,125,000	(c)	Ivory Coast Government International Bond	8.250	01/30/37	2,065,713
1,175,000	(c)	Ivory Coast Government International Bond	6.125	06/15/33	1,057,711

		TOTAL COTE D’IVOIRE			3,754,078

		DOMINICAN REPUBLIC - 0.1%
1,525,000	(c)	Dominican Republic International Bond	4.500	01/30/30	1,421,544

		TOTAL DOMINICAN REPUBLIC			1,421,544

		ECUADOR - 0.0%
380,000	(c)	Ecuador Government International Bond	5.000	07/31/30	250,672

		TOTAL ECUADOR			250,672

		EGYPT - 0.3%
1,500,000	(c)	Egypt Government International Bond	8.625	02/04/30	1,488,987
2,250,000	(c)	Egypt Government International Bond	8.500	01/31/47	1,785,627

		TOTAL EGYPT			3,274,614

		GHANA - 0.0%
157,300	(c)	Ghana Government International Bond	5.000	07/03/29	139,879
276,200	(c)	Ghana Government International Bond	5.000	07/03/35	204,858

		TOTAL GHANA			344,737

		GUATEMALA - 0.1%
500,000	(c)	Guatemala Government Bond	6.600	06/13/36	503,683

		TOTAL GUATEMALA			503,683

54	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HONDURAS - 0.3%
$1,675,000	(c)	Honduras Government International Bond	5.625%	06/24/30	$1,496,612
1,575,000	(c)	Honduras Government International Bond	8.625	11/27/34	1,552,162

		TOTAL HONDURAS			3,048,774

		HUNGARY - 0.3%
1,650,000		Hungary Government International Bond	7.625	03/29/41	1,908,794
1,300,000	(c)	Magyar Export-Import Bank Zrt	6.125	12/04/27	1,325,485

		TOTAL HUNGARY			3,234,279

		INDONESIA - 0.1%
950,000	(c)	Perusahaan Penerbit SBSN Indonesia III	3.800	06/23/50	721,932

		TOTAL INDONESIA			721,932

		IRAQ - 0.1%
1,130,625	(c)	Iraq International Bond	5.800	01/15/28	1,110,975

		TOTAL IRAQ			1,110,975

		ISRAEL - 0.1%
600,000		Israel Government International Bond	5.750	03/12/54	564,975

		TOTAL ISRAEL			564,975

		JORDAN - 0.2%
600,000	(c)	Jordan Government International Bond	7.375	10/10/47	534,192
600,000	(c)	Jordan Government International Bond	5.850	07/07/30	558,846

		TOTAL JORDAN			1,093,038

		KENYA - 0.2%
500,000	(c)	Republic of Kenya Government International Bond	9.750	02/16/31	505,627
1,445,000	(c)	Republic of Kenya Government International Bond	6.300	01/23/34	1,171,614

		TOTAL KENYA			1,677,241

		MEXICO - 0.8%
1,975,000		Mexico Government International Bond	6.400	05/07/54	1,837,216
1,966,000		Mexico Government International Bond	4.750	03/08/44	1,545,928
1,000,000		Mexico Government International Bond	4.750	04/27/32	931,429
3,325,000		Mexico Government International Bond	4.280	08/14/41	2,540,365
1,300,000		Mexico Government International Bond	7.375	05/13/55	1,355,353

		TOTAL MEXICO			8,210,291

		MONGOLIA - 0.1%
795,000	(c)	Mongolia Government International Bond	4.450	07/07/31	692,179

		TOTAL MONGOLIA			692,179

		MOROCCO - 0.1%
850,000	(c)	Morocco Government International Bond	5.500	12/11/42	762,875

		TOTAL MOROCCO			762,875

		NIGERIA - 0.2%
2,150,000	(c)	Nigeria Government International Bond	10.375	12/09/34	2,242,665

		TOTAL NIGERIA			2,242,665

		OMAN - 0.2%
2,050,000	(c)	Oman Government International Bond	6.500	03/08/47	2,100,553

		TOTAL OMAN			2,100,553

		PANAMA - 0.3%
1,360,000		Panama Bonos del Tesoro	3.362	06/30/31	1,103,640
1,450,000		Panama Government International Bond	8.000	03/01/38	1,513,934

		TOTAL PANAMA			2,617,574

		PARAGUAY - 0.1%
675,000	(c)	Paraguay Government International Bond	6.000	02/09/36	683,775
1,625,000	(c)	Paraguay Government International Bond	5.600	03/13/48	1,457,124

		TOTAL PARAGUAY			2,140,899

		PERU - 0.3%
1,050,000		Peruvian Government International Bond	3.300	03/11/41	780,982
1,755,000		Peruvian Government International Bond	5.875	08/08/54	1,724,037

		TOTAL PERU			2,505,019

		PHILIPPINES - 0.1%
1,225,000		Philippine Government International Bond	4.200	03/29/47	1,014,554

		TOTAL PHILIPPINES			1,014,554

See Notes to Financial Statements	55

Portfolio of Investments February 28, 2025 (continued)

Strategic Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		POLAND - 0.1%
$630,000		Republic of Poland Government International Bond	5.500%	04/04/53	$605,490

		TOTAL POLAND			605,490

		QATAR - 0.1%
850,000	(c)	Qatar Government International Bond	4.817	03/14/49	789,453

		TOTAL QATAR			789,453

		REPUBLIC OF SERBIA - 0.2%
1,500,000	(c)	Serbia International Bond	6.500	09/26/33	1,565,887

		TOTAL REPUBLIC OF SERBIA			1,565,887

		ROMANIA - 0.2%
450,000	(b),(c)	Romanian Government International Bond	7.625	01/17/53	459,000
1,100,000	(c)	Romanian Government International Bond	5.750	03/24/35	1,004,302
1,370,000	(c)	Romanian Government International Bond	6.125	01/22/44	1,213,043

		TOTAL ROMANIA			2,676,345

		RWANDA - 0.1%
1,375,000	(c)	Rwanda International Government Bond	5.500	08/09/31	1,080,049

		TOTAL RWANDA			1,080,049

		SAUDI ARABIA - 0.3%
2,065,000	(c)	Saudi Government International Bond	3.750	01/21/55	1,439,421
1,500,000	(c)	Saudi Government International Bond	5.625	01/13/35	1,536,966

		TOTAL SAUDI ARABIA			2,976,387

		SENEGAL - 0.1%
1,600,000	(c)	Senegal Government International Bond	6.250	05/23/33	1,249,384
700,000	(c)	Senegal Government International Bond	6.750	03/13/48	469,000

		TOTAL SENEGAL			1,718,384

		SOUTH AFRICA - 0.2%
1,575,000		Republic of South Africa Government International Bond	7.300	04/20/52	1,437,282
1,900,000		Republic of South Africa Government International Bond	5.375	07/24/44	1,451,940

		TOTAL SOUTH AFRICA			2,889,222

		TURKEY - 0.3%
1,025,000		Turkiye Government International Bond	7.625	05/15/34	1,055,596
1,950,000		Turkiye Government International Bond	7.125	02/12/32	1,948,467

		TOTAL TURKEY			3,004,063

		UKRAINE - 0.0%
73,658	(c)	Ukraine Government International Bond	0.000	02/01/35	48,320
55,000	(c)	Ukraine Government International Bond	1.750	02/01/29	39,242
15,548	(c)	Ukraine Government International Bond	0.000	02/01/36	10,161

		TOTAL UKRAINE			97,723

		UZBEKISTAN - 0.2%
1,600,000	(c)	Republic of Uzbekistan International Bond	5.375	02/20/29	1,532,352

		TOTAL UZBEKISTAN			1,532,352

		TOTAL SOVEREIGN DEBT (Cost $80,784,188)			76,494,550

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
17,000,000		United States Treasury Note/Bond	4.125	08/15/44	16,078,281
20,000,000		United States Treasury Note/Bond	4.625	11/15/44	20,218,750
1,000,000		United States Treasury Note/Bond	4.125	10/31/31	1,001,563
5,000,000		United States Treasury Note/Bond	4.375	12/31/29	5,078,125
3,000,000		United States Treasury Note/Bond	4.250	12/31/26	3,012,422
14,250,000		United States Treasury Note/Bond	4.250	01/15/28	14,355,761

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $60,042,049)			59,744,902

56	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 5.4%

		CAPITAL GOODS - 0.7%
$2,500,000	(d)	Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%)	7.324%	01/27/32	$2,494,137
2,741,379	(d),(g)	Kaman Corp, Term Loan, (TBD)	TBD	TBD	2,730,592
258,621	(d),(g)	Kaman Corp, Term Loan, (TBD)	TBD	TBD	257,603
1,481,325	(d)	Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M + 3.500%)	7.822	08/01/30	1,480,866

		TOTAL CAPITAL GOODS			6,963,198

		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000	(d),(g)	Win Waste Innovations Holdings Inc, Term Loan, (TBD)	TBD	TBD	1,000,000

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,000,000

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
2,457,118	(d)	CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%)	6.802	11/08/32	2,454,047
2,508,894	(d),(h)	Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%)	6.819	04/23/31	2,508,893

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			4,962,940

		CONSUMER DURABLES & APPAREL - 0.0%
431,647	(d)	Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%)	7.688	10/29/27	429,174

		TOTAL CONSUMER DURABLES & APPAREL			429,174

		CONSUMER SERVICES - 0.5%
997,186	(d)	Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%)	7.324	05/31/30	1,001,555
2,345,628	(d),(h)	GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M + 2.750%)	7.079	10/31/29	2,352,043
2,280,481	(d)	Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.750%)	7.074	01/30/31	2,276,866

		TOTAL CONSUMER SERVICES			5,630,464

		FOOD, BEVERAGE & TOBACCO - 0.2%
71,921	(d)	City Brewing Company, LLC, First Out New Money Term Loan, (TSFR3M + 6.250%)	10.814	04/05/28	36,680
188,204	(d)	City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M + 3.500%)	8.064	04/05/28	95,984
15,499	(d)	City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR1M + 9.000%)	13.423	01/03/26	14,995
1,279,310	(d),(g)	Savor Acquisition Inc, Term Loan, (TBD)	TBD	TBD	1,282,509
120,690	(d),(g)	Savor Acquisition Inc, Term Loan, (TBD)	TBD	TBD	120,991

		TOTAL FOOD, BEVERAGE & TOBACCO			1,551,159

		HEALTH CARE EQUIPMENT & SERVICES - 1.0%
1,950,000	(d)	Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%)	7.674	05/10/27	1,946,344
3,979,382	(d)	Insulet Corporation, First Lien Term Loan B, (TSFR1M + 2.500%)	6.824	08/04/31	3,999,697
530,255	(d)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.574	10/23/28	531,653
1,934,856	(d),(h)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.824	11/15/28	1,939,964
995,000	(d)	Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%)	6.824	02/21/31	992,706
843,625	(d)	Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.074	12/19/30	845,633

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,255,997

		INSURANCE - 0.5%
1,250,000	(d)	AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%)	6.574	01/21/32	1,249,294
2,651,675	(d)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.324	06/16/31	2,654,539
1,595,081	(d)	Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%)	7.079	05/06/31	1,596,875

		TOTAL INSURANCE			5,500,708

		MATERIALS - 0.4%
1,441,350	(d)	Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%)	7.499	04/13/29	1,442,381
481,013	(d)	Plaze, Inc., Term Loan B, (TSFR1M + 3.500%)	7.938	08/03/26	460,570
1,732,533	(d)	Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%)	8.312	09/15/28	1,736,318
67,900	(d)	W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%)	7.579	09/22/28	67,985

		TOTAL MATERIALS			3,707,254

		MEDIA & ENTERTAINMENT - 0.1%
1,213,925	(d),(h)	Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M + 3.000%)	7.321	02/10/31	1,217,870

		TOTAL MEDIA & ENTERTAINMENT			1,217,870

See Notes to Financial Statements	57

Portfolio of Investments February 28, 2025 (continued)

Strategic Income

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
$687,970	(d)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.574%	05/05/28	$689,474
1,512,645	(d)	Organon & Co, Term Loan, (TSFR1M + 2.250%)	6.570	05/19/31	1,511,382

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,200,856

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
699,358	(d)	Ultra Clean Holdings, Inc, Term Loan B, (TSFR1M + 3.250%)	7.574	02/25/28	703,728

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			703,728

		SOFTWARE & SERVICES - 1.0%
907,725	(d)	Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%)	6.291	01/31/31	909,314
2,500,000	(d)	Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%)	7.291	07/30/31	2,498,212
2,396,918	(d)	Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%)	7.059	04/30/31	2,377,443
481,250	(d)	IGT Holding IV AB, Term Loan B2, (SOFR90A + 3.400%)	7.942	03/29/28	483,656
2,500,000	(d)	Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%)	7.563	12/08/31	2,514,063
1,093,172	(d),(h)	UKG Inc., Term Loan B, (TSFR3M + 3.000%)	7.300	02/10/31	1,094,336

		TOTAL SOFTWARE & SERVICES			9,877,024

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
184,917	(d)	Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%)	7.077	09/22/31	186,362

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			186,362

		TRANSPORTATION - 0.0%
59,025	(d)	SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%)	8.043	10/20/27	59,918

		TOTAL TRANSPORTATION			59,918

		UTILITIES - 0.1%
1,182,748	(d)	Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%)	6.818	05/17/30	1,185,829

		TOTAL UTILITIES			1,185,829

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $55,204,959)			55,432,481

		TOTAL LONG-TERM INVESTMENTS (Cost $1,020,097,595)			1,006,222,325

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING- 0.5%
5,100,745	(i)	State Street Navigator Securities Lending Government Money Market Portfolio	4.380 (j)		5,100,745

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $5,100,745)			5,100,745

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.4%

		REPURCHASE AGREEMENTS - 2.4%
23,500,000	(k)	Fixed Income Clearing Corporation	4.330	03/03/25	23,500,000
707,266	(l)	Fixed Income Clearing Corporation	1.360	03/03/25	707,266

		TOTAL REPURCHASE AGREEMENTS (Cost $24,207,266)			24,207,266

		TOTAL SHORT-TERM INVESTMENTS (Cost $24,207,266)			24,207,266

		TOTAL INVESTMENTS - 100.5% (Cost $1,049,405,606)			1,035,530,336

		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(4,691,060)

		NET ASSETS - 100%		$ 1,030,839,276

I/O	Interest only security
LIBOR	London Inter-Bank Offered Rate
M	Month
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
SOFR90A	90 Day Average Secured Overnight Financing Rate

58	See Notes to Financial Statements

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Perpetual security. Maturity date is not applicable.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,893,415.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $542,206,931 or 52.4% of Total Investments.
(d)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e)	For fair value measurement disclosure purposes, investment classified as Level 3.
(f)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.6% of Total Investments.
(g)	When-issued or delayed delivery security.
(h)	Portion of investment purchased on a delayed delivery basis.
(i)	Investments made with cash collateral received from securities on loan.
(j)	The rate shown is the one-day yield as of the end of the reporting period.
(k)	Agreement with Fixed Income Clearing Corporation, 4.330% dated 2/28/25 to be repurchased at $23,508,480 on 3/3/25, collateralized by Government Agency Securities, with coupon rates 1.750%–2.000% and maturity dates 8/15/41–11/15/41, valued at $23,970,023.
(l)	Agreement with Fixed Income Clearing Corporation, 1.360% dated 2/28/25 to be repurchased at $707,346 on 3/3/25, collateralized by Government Agency Securities, with coupon rates 0.125%–1.750% and maturity dates 7/15/30–8/15/41, valued at $721,618.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 2-Year Note	500	6/25	$51,615,100	$51,742,188	$127,088
U.S. Treasury 5-Year Note	125	6/25	13,415,829	13,492,188	76,359
U.S. Treasury Long Bond	200	6/25	23,452,766	23,618,750	165,984
U.S. Treasury Ultra Bond	200	6/25	24,649,882	24,825,000	175,118

Total			$113,133,577	$113,678,126	$544,549

See Notes to Financial Statements	59

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)	Credit Income	Flexible Income	Floating Rate Income	High Yield Income	Preferred Securities and Income	Strategic Income
ASSETS

Long-term investments, at value†‡	$104,383,076	$894,268,935	$1,615,784,619	$685,276,161	$4,792,128,044	$1,006,222,325

Investments purchased with collateral from securities lending, at value (cost approximates value)	5,055,256	6,855,249	2,859,986	42,699,202	143,657,287	5,100,745

Short-term investments, at valueà	8,368,868	12,468,643	134,144,085	14,819,832	13,931,158	24,207,266

Cash	251,076	–	2,696	–	–	3,692,540

Cash collateral at broker for investments in futures contracts(1)	75,450	–	–	–	9,588,088	2,226,234

Receivables:

Dividends	–	588,277	–	–	1,898,925	–

Interest	1,617,174	13,178,591	10,320,960	12,430,940	73,018,093	8,293,306

Investments sold	257,957	–	27,825,474	2,859,202	14,782,567	7,176,495

Reclaims	–	86,910	–	–	5,332	–

Reimbursement from Adviser	14,216	67,514	–	32,898	–	47,181

Shares sold	1,104,732	612,727	2,068,337	111,910	4,518,132	2,007,688

Variation margin on futures contracts	18,477	–	–	–	1,853,750	386,523

Other	104,617	86,660	551,510	528,562	331,025	92,043

Total assets	121,250,899	928,213,506	1,793,557,667	758,758,707	5,055,712,401	1,059,452,346
LIABILITIES

Cash overdraft denominated in foreign currencies *	–	–	–	1,200	–	–

Payables:

Management fees	43,258	491,383	718,064	315,989	2,409,602	381,308

Collateral from securities lending	5,055,256	6,855,249	2,859,986	42,699,202	143,657,287	5,100,745

Dividends	25,835	107,339	1,113,726	219,363	3,059,567	748,557

Interest	206	249	39,553	1,552	11,117	193

Investments purchased - regular settlement	823,251	–	2,839,876	2,510,389	7,902,278	7,641,617

Investments purchased - when-issued/delayed-delivery settlement	4,282,092	–	111,481,822	11,610,000	–	12,158,277

Shares redeemed	1,258,200	3,335,502	26,660,194	1,574,283	11,578,726	2,185,995

Unfunded senior loans	–	–	936,026	–	–	–

Accrued expenses:

Custodian fees	25,915	41,631	166,864	46,436	138,790	80,056

Directors/Trustees fees	17,701	48,241	74,867	34,651	204,275	44,635

Professional fees	28,483	30,654	45,770	33,969	40,090	47,055

Shareholder reporting expenses	3,488	56,136	80,367	62,674	228,021	34,426

Shareholder servicing agent fees	21,777	162,008	256,995	364,865	700,353	142,295

12b-1 distribution and service fees	14,525	111,590	83,044	21,718	180,725	43,160

Other	853	1,457	1,281	870	893	4,751

Total liabilities	11,600,840	11,241,439	147,358,435	59,497,161	170,111,724	28,613,070

Net assets	$109,650,059	$916,972,067	$1,646,199,232	$699,261,546	$4,885,600,677	$1,030,839,276

NET ASSETS CONSIST OF:

Paid-in capital	$248,743,861	$1,178,026,381	$1,961,793,808	$905,122,133	$5,467,410,917	$1,142,833,130

Total distributable earnings (loss)	(139,093,802)	(261,054,314)	(315,594,576)	(205,860,587)	(581,810,240)	(111,993,854)

Net assets	$109,650,059	$916,972,067	$1,646,199,232	$699,261,546	$4,885,600,677	$1,030,839,276

† Long-term investments, cost	$104,530,881	$887,096,629	$1,641,168,822	$681,733,295	$4,901,931,145	$1,020,097,595

à Short-term investments, cost	8,368,868	12,468,643	134,144,085	14,819,832	13,931,158	24,207,266

‡ Includes securities loaned of	$4,757,757	$6,627,265	$2,741,372	$39,250,818	$138,217,956	$4,893,415

* Cash overdraft denominated in foreign currencies, cost	$–	$–	$–	$1,248	$–	$–

60	See Notes to Financial Statements

Statement of Assets and Liabilities  (continued)

	Credit Income	Flexible Income	Floating Rate Income	High Yield Income	Preferred Securities and Income	Strategic Income
CLASS A:

Net assets	$48,857,962	$173,380,421	$235,628,416	$62,164,236	$444,696,029	$145,239,929

Shares outstanding	7,256,566	9,165,167	13,011,341	3,462,261	28,339,175	14,602,202

Net asset value (“NAV”) per share	$6.73	$18.92	$18.11	$17.95	$15.69	$9.95

Maximum sales charge	4.75%	4.75%	3.00%	4.75%	4.75%	4.25%

Offering price per share (NAV per share plus maximum sales charge)	$7.07	$19.86	$18.67	$18.85	$16.47	$10.39
CLASS C:

Net assets	$5,863,240	$101,466,982	$49,103,204	$12,883,939	$123,593,122	$19,910,680

Shares outstanding	872,288	5,373,704	2,711,495	718,156	7,869,935	2,011,469

NAV and offering price per share	$6.72	$18.88	$18.11	$17.94	$15.70	$9.90
CLASS R6:

Net assets	$—	$14,319,844	$234,801,179	$34,077,527	$585,940,763	$297,143,718

Shares outstanding	—	751,677	12,896,829	1,885,852	37,215,053	29,772,224

NAV and offering price per share	$—	$19.05	$18.21	$18.07	$15.74	$9.98
CLASS I:

Net assets	$54,928,857	$627,804,820	$1,126,666,433	$590,135,844	$3,731,370,763	$568,544,949

Shares outstanding	8,142,714	33,148,210	62,145,815	32,824,226	237,527,873	57,163,210

NAV and offering price per share	$6.75	$18.94	$18.13	$17.98	$15.71	$9.95

Authorized shares - per class	2 billion	Unlimited	Unlimited	Unlimited	Unlimited	2 billion

Par value per share	$0.0001	$0.01	$0.01	$0.01	$0.01	$0.0001

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See Notes to Financial Statements 61

Statement of Operations

Six Months Ended February 28, 2025 (Unaudited)	Credit Income	Flexible Income	Floating Rate Income	High Yield Income

INVESTMENT INCOME
Affiliated income	$—	$16,767	$—	$—
Dividends	8,727	4,846,289	1,534,162	811,825
Interest	4,116,082	22,704,186	64,329,691	26,486,183
Securities lending income, net	43,542	111,212	9,554	392,107
Tax withheld	(2,316)	—	—	(15,314)
Total investment income	4,166,035	27,678,454	65,873,407	27,674,801

EXPENSES
Management fees	258,572	3,378,876	4,337,612	1,985,594
12b-1 service fees - Class A	60,253	221,082	273,545	75,727
12b-1 distribution and service fees - Class C	31,560	546,311	249,907	61,301
Shareholder servicing agent fees - Class A	22,661	55,139	83,314	47,587
Shareholder servicing agent fees - Class C	2,948	34,156	19,057	9,645
Shareholder servicing agent fees - Class R6	—	264	3,677	415
Shareholder servicing agent fees - Class I	17,966	216,338	383,122	454,338
Interest expense	4,256	3,121	210,822	19,536
Directors/Trustees fees	1,838	19,614	29,123	13,314
Custodian expenses	28,817	45,238	214,223	60,658
Registration fees	27,909	40,835	49,128	37,317
Professional fees	25,758	25,876	41,985	36,188
Shareholder reporting expenses	11,282	34,063	44,794	88,000
Other	7,805	17,252	45,507	11,088
Total expenses before fee waiver/expense reimbursement	501,625	4,638,165	5,985,816	2,900,708
Fee waiver/expense reimbursement	(78,710)	(361,179)	—	(236,604)
Net expenses	422,915	4,276,986	5,985,816	2,664,104

Net investment income (loss)	3,743,120	23,401,468	59,887,591	25,010,697

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	706,606	(1,358,554)	2,999,356	10,969,274
Futures contracts	(165,100)	–	–	–
Swap contracts	—	—	—	(210,055)
Net realized gain (loss)	541,506	(1,358,554)	2,999,356	10,759,219

Change in unrealized appreciation (depreciation) on:
Investments	(74,103)	2,241,761	(8,478,591)	(8,906,960)
Futures contracts	52,470	—	—	—
Swap contracts	—	—	—	210,411
Foreign currency translations	—	—	—	78
Net change in unrealized appreciation (depreciation)	(21,633)	2,241,761	(8,478,591)	(8,696,471)

Net realized and unrealized gain (loss)	519,873	883,207	(5,479,235)	2,062,748

Net increase (decrease) in net assets from operations	$4,262,993	$24,284,675	$54,408,356	$27,073,445

62	See Notes to Financial Statements

Statement of Operations  (continued)

Six Months Ended February 28, 2025 (Unaudited)	Preferred Securities and Income	Strategic Income

INVESTMENT INCOME
Dividends	$19,675,603	$23,382
Interest	139,292,802	32,020,647
Securities lending income, net	351,205	128,322
Total investment income	159,319,610	32,172,351

EXPENSES
Management fees	15,523,740	2,365,350
12b-1 service fees - Class A	556,253	179,795
12b-1 distribution and service fees - Class C	635,270	88,166
Shareholder servicing agent fees - Class A	157,656	59,582
Shareholder servicing agent fees - Class C	45,059	7,270
Shareholder servicing agent fees - Class R6	10,249	6,656
Shareholder servicing agent fees - Class I	1,288,256	215,497
Interest expense	179,436	4,327
Directors/Trustees fees	95,057	19,378
Custodian expenses	166,939	83,419
Registration fees	70,116	42,853
Professional fees	44,397	38,300
Shareholder reporting expenses	115,164	31,616
Other	53,041	15,061
Total expenses before fee waiver/expense reimbursement	18,940,633	3,157,270
Fee waiver/expense reimbursement	–	(359,281)
Net expenses	18,940,633	2,797,989

Net investment income (loss)	140,378,977	29,374,362

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	1,615,686	(2,323,978)
Futures contracts	(30,325,834)	(4,279,003)
Foreign currency transactions	(17)	3
Net realized gain (loss)	(28,710,165)	(6,602,978)

Change in unrealized appreciation (depreciation) on:
Investments	41,536,663	4,829,289
Futures contracts	15,289,929	1,142,275
Foreign currency translations	(17)	(93)
Net change in unrealized appreciation (depreciation)	56,826,575	5,971,471

Net realized and unrealized gain (loss)	28,116,410	(631,507)

Net increase (decrease) in net assets from operations	$168,495,387	$28,742,855

See Notes to Financial Statements 63

Statement of Changes in Net Assets

	Credit Income		Flexible Income
	Unaudited Six Months Ended 2/28/25	Year Ended 8/31/24	Unaudited Six Months Ended 2/28/25	Year Ended 8/31/24
OPERATIONS
Net investment income (loss)	$3,743,120	$7,321,561	$23,401,468	$52,276,725
Net realized gain (loss)	541,506	(413,832)	(1,358,554)	(49,059,553)
Net change in unrealized appreciation (depreciation)	(21,633)	4,310,914	2,241,761	101,070,773

Net increase (decrease) in net assets from operations	4,262,993	11,218,643	24,284,675	104,287,945

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(2,102,089)	(3,822,374)	(4,347,749)	(6,367,223)
Class C	(250,459)	(428,850)	(2,267,700)	(3,616,429)
Class R6	–	–	(372,148)	(562,593)
Class I	(1,729,521)	(2,324,305)	(17,866,803)	(28,194,294)
Return of Capital:
Class A	–	–	–	(3,165,640)
Class C	–	–	–	(2,300,779)
Class R6	–	–	–	(253,401)
Class I	–	–	–	(13,021,895)

Total distributions	(4,082,069)	(6,575,529)	(24,854,400)	(57,482,254)

FUND SHARE TRANSACTIONS
Subscriptions	50,820,567	37,553,006	65,370,933	177,062,947
Reinvestments of distributions	3,922,506	6,281,220	23,896,026	54,888,232
Redemptions	(32,928,656)	(41,171,264)	(207,089,216)	(432,934,498)

Net increase (decrease) from Fund share transactions	21,814,417	2,662,962	(117,822,257)	(200,983,319)
Net increase (decrease) in net assets	21,995,341	7,306,076	(118,391,982)	(154,177,628)
Net assets at the beginning of period	87,654,718	80,348,642	1,035,364,049	1,189,541,677

Net assets at the end of period	$109,650,059	$87,654,718	$916,972,067	$1,035,364,049

64	See Notes to Financial Statements

	Floating Rate Income		High Yield Income

	Unaudited Six Months Ended 2/28/25	Year Ended 8/31/24	Unaudited Six Months Ended 2/28/25	Year Ended 8/31/24
OPERATIONS
Net investment income (loss)	$59,887,591	$132,363,519	$25,010,697	$43,406,139
Net realized gain (loss)	2,999,356	215,043	10,759,219	5,707,310
Net change in unrealized appreciation (depreciation)	(8,478,591)	24,901,300	(8,696,471)	22,326,292

Net increase (decrease) in net assets from operations	54,408,356	157,479,862	27,073,445	71,439,741

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(8,588,250)	(18,833,686)	(2,226,606)	(3,908,135)
Class C	(1,770,721)	(4,126,036)	(405,816)	(796,402)
Class R6	(9,862,852)	(25,603,934)	(1,023,781)	(1,547,013)
Class I	(40,790,468)	(93,983,573)	(22,026,734)	(37,160,207)

Total distributions	(61,012,291)	(142,547,229)	(25,682,937)	(43,411,757)

FUND SHARE TRANSACTIONS

Subscriptions	452,398,615	579,282,071	99,755,312	193,087,475

Reinvestments of distributions	54,798,286	127,062,716	24,674,676	42,067,758

Redemptions	(376,866,488)	(739,248,278)	(88,337,972)	(109,692,325)

Net increase (decrease) from Fund share transactions	130,330,413	(32,903,491)	36,092,016	125,462,908
Net increase (decrease) in net assets	123,726,478	(17,970,858)	37,482,524	153,490,892
Net assets at the beginning of period	1,522,472,754	1,540,443,612	661,779,022	508,288,130

Net assets at the end of period	$1,646,199,232	$1,522,472,754	$699,261,546	$661,779,022

See Notes to Financial Statements 65

Statement of Changes in Net Assets (continued)

	Preferred Securities and Income		Strategic Income

	Unaudited Six Months Ended 2/28/25	Year Ended 8/31/24	Unaudited Six Months Ended 2/28/25	Year Ended 8/31/24
OPERATIONS
Net investment income (loss)	$140,378,977	$257,129,683	$29,374,362	$47,595,563
Net realized gain (loss)	(28,710,165)	(18,961,664)	(6,602,978)	(4,584,741)
Net change in unrealized appreciation (depreciation)	56,826,575	351,748,258	5,971,471	41,124,915

Net increase (decrease) in net assets from operations	168,495,387	589,916,277	28,742,855	84,135,737

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(12,571,964)	(25,893,378)	(4,656,350)	(8,094,811)
Class C	(3,100,909)	(6,797,617)	(505,064)	(688,437)
Class R6	(17,237,493)	(34,998,738)	(9,531,491)	(16,092,382)
Class I	(107,061,507)	(196,297,552)	(17,594,919)	(23,165,366)

Total distributions	(139,971,873)	(263,987,285)	(32,287,824)	(48,040,996)

FUND SHARE TRANSACTIONS

Subscriptions	726,967,494	1,729,989,088	211,110,187	339,570,250

Reinvestments of distributions	121,126,446	231,131,799	27,997,705	42,325,280

Redemptions	(834,039,837)	(1,831,897,089)	(121,369,932)	(202,865,773)

Net increase (decrease) from Fund share transactions	14,054,103	129,223,798	117,737,960	179,029,757
Net increase (decrease) in net assets	42,577,617	455,152,790	114,192,991	215,124,498
Net assets at the beginning of period	4,843,023,060	4,387,870,270	916,646,285	701,521,787

Net assets at the end of period	$4,885,600,677	$4,843,023,060	$1,030,839,276	$916,646,285

66	See Notes to Financial Statements

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Credit Income
Class A
2/28/25(d)	$6.72	$0.27	$0.03	$0.30	$(0.29)	$–	$–	$(0.29)	$6.73
8/31/24	6.36	0.58	0.30	0.88	(0.52)	–	–	(0.52)	6.72
8/31/23	6.36	0.47	(0.05)	0.42	(0.42)	–	–	(0.42)	6.36
8/31/22(f)	6.22	0.06	0.14	0.20	(0.05)	–	(0.01)	(0.06)	6.36
6/30/22	7.42	0.32	(1.20)	(0.88)	(0.32)	–	–	(0.32)	6.22
6/30/21	6.69	0.34	0.71	1.05	(0.32)	–	–	(0.32)	7.42
6/30/20	7.44	0.38	(0.75)	(0.37)	(0.35)	–	(0.03)	(0.38)	6.69
Class C
2/28/25(d)	6.71	0.24	0.04	0.28	(0.27)	–	–	(0.27)	6.72
8/31/24	6.35	0.53	0.30	0.83	(0.47)	–	–	(0.47)	6.71
8/31/23	6.35	0.42	(0.05)	0.37	(0.37)	–	–	(0.37)	6.35
8/31/22(f)	6.21	0.05	0.14	0.19	(0.04)	–	(0.01)	(0.05)	6.35
6/30/22	7.41	0.26	(1.19)	(0.93)	(0.27)	–	–	(0.27)	6.21
6/30/21	6.69	0.29	0.70	0.99	(0.27)	–	–	(0.27)	7.41
6/30/20	7.43	0.33	(0.74)	(0.41)	(0.30)	–	(0.03)	(0.33)	6.69
Class I
2/28/25(d)	6.73	0.28	0.04	0.32	(0.30)	–	–	(0.30)	6.75
8/31/24	6.37	0.60	0.30	0.90	(0.54)	–	–	(0.54)	6.73
8/31/23	6.37	0.48	(0.04)	0.44	(0.44)	–	–	(0.44)	6.37
8/31/22(f)	6.23	0.06	0.14	0.20	(0.05)	–	(0.01)	(0.06)	6.37
6/30/22	7.45	0.34	(1.22)	(0.88)	(0.34)	–	–	(0.34)	6.23
6/30/21	6.71	0.36	0.72	1.08	(0.34)	–	–	(0.34)	7.45
6/30/20	7.47	0.40	(0.76)	(0.36)	(0.37)	–	(0.03)	(0.40)	6.71

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Unaudited.
(e)	Annualized.
(f)	For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund’s fiscal year end was June 30th.

67

	Ratio/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c)		Portfolio Turnover Rate

4.55%	$48,858	1.13	%(e)	0.96	%(e)	7.99	%(e)	62%
14.38	48,050	1.25		1.04		8.87		133
6.87	47,566	1.23		1.01		7.49		86
3.16	51,908	1.50	(e)	1.03	(e)	5.53	(e)	6
(12.23)	51,332	1.15		1.00		4.51		120
16.01	77,953	1.12		1.00		4.75		196
(5.15)	82,545	1.12		1.00		5.31		80

4.16	5,863	1.88	(e)	1.71	(e)	7.24	(e)	62
13.57	6,346	1.99		1.79		8.12		133
6.09	6,265	1.98		1.76		6.72		86
3.02	8,926	2.25	(e)	1.78	(e)	4.77	(e)	6
(12.92)	8,887	1.90		1.75		3.70		120
15.03	15,101	1.87		1.75		4.02		196
(5.75)	22,612	1.87		1.75		4.58		80

4.84	54,929	0.89	(e)	0.72	(e)	8.30	(e)	62
14.67	33,259	0.99		0.79		9.17		133
7.16	26,519	0.98		0.76		7.61		86
3.20	60,706	1.25	(e)	0.78	(e)	5.55	(e)	6
(12.23)	25,439	0.90		0.75		4.63		120
16.40	94,051	0.87		0.75		4.99		196
(5.03)	80,728	0.86		0.75		5.47		80

See Notes to Financial Statements 68

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Flexible Income
Class A
2/28/25(e)	$18.93	$0.43	$0.02	$0.45	$(0.46)	$—	$—	$(0.46)	$18.92
8/31/24	18.11	0.86	0.91	1.77	(0.64)	—	(0.31)	(0.95)	18.93
8/31/23	18.93	0.81	(0.43)	0.38	(1.20)	—	—	(1.20)	18.11
8/31/22(g)	22.27	0.72	(3.16)	(2.44)	(0.90)	—	—	(0.90)	18.93
9/30/21	21.36	0.81	1.04	1.85	(0.94)	—	—	(0.94)	22.27
9/30/20	22.06	0.88	(0.39)	0.49	(1.19)	—	—	(1.19)	21.36
9/30/19	21.44	1.02	0.76	1.78	(1.16)	—	—	(1.16)	22.06
Class C
2/28/25(e)	18.89	0.36	0.02	0.38	(0.39)	—	—	(0.39)	18.88
8/31/24	18.08	0.72	0.90	1.62	(0.50)	—	(0.31)	(0.81)	18.89
8/31/23	18.90	0.67	(0.43)	0.24	(1.06)	—	—	(1.06)	18.08
8/31/22(g)	22.22	0.58	(3.15)	(2.57)	(0.75)	—	—	(0.75)	18.90
9/30/21	21.31	0.64	1.04	1.68	(0.77)	—	—	(0.77)	22.22
9/30/20	22.01	0.72	(0.39)	0.33	(1.03)	—	—	(1.03)	21.31
9/30/19	21.40	0.86	0.75	1.61	(1.00)	—	—	(1.00)	22.01
Class R6
2/28/25(e)	19.06	0.47	0.02	0.49	(0.50)	—	—	(0.50)	19.05
8/31/24	18.24	0.92	0.91	1.83	(0.70)	—	(0.31)	(1.01)	19.06
8/31/23	19.06	0.87	(0.43)	0.44	(1.26)	—	—	(1.26)	18.24
8/31/22(g)	22.42	0.79	(3.19)	(2.40)	(0.96)	—	—	(0.96)	19.06
9/30/21	21.50	0.89	1.04	1.93	(1.01)	—	—	(1.01)	22.42
9/30/20	22.20	0.96	(0.40)	0.56	(1.26)	—	—	(1.26)	21.50
9/30/19	21.57	1.11	0.74	1.85	(1.22)	—	—	(1.22)	22.20
Class I
2/28/25(e)	18.95	0.46	0.02	0.48	(0.49)	—	—	(0.49)	18.94
8/31/24	18.13	0.91	0.90	1.81	(0.68)	—	(0.31)	(0.99)	18.95
8/31/23	18.95	0.86	(0.44)	0.42	(1.24)	—	—	(1.24)	18.13
8/31/22(g)	22.29	0.77	(3.16)	(2.39)	(0.95)	—	—	(0.95)	18.95
9/30/21	21.38	0.87	1.03	1.90	(0.99)	—	—	(0.99)	22.29
9/30/20	22.08	0.93	(0.39)	0.54	(1.24)	—	—	(1.24)	21.38
9/30/19	21.47	1.08	0.74	1.82	(1.21)	—	—	(1.21)	22.08

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)	Unaudited.
(f)	Annualized.
(g)	For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund’s fiscal year end was September 30th.

69

	Ratio/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Net Assets End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c),(d)		Portfolio Turnover Rate

2.41%	$173,380	1.03	%(f)	0.96	%(f)	4.62	%(f)	14%
10.04	180,920	1.04		0.96		4.69		40
2.13	190,438	1.03		0.96		4.45		26
(11.18)	230,505	1.02	(f)	0.95	(f)	3.78	(f)	31
8.71	298,734	1.04		0.95		3.66		30
2.35	264,865	1.04		0.96		4.13		38
8.69	221,484	1.06		0.96		4.85		24

2.03	101,467	1.78	(f)	1.71	(f)	3.87	(f)	14
9.17	119,398	1.79		1.71		3.94		40
1.37	150,633	1.78		1.71		3.70		26
(11.81)	208,775	1.77	(f)	1.70	(f)	3.03	(f)	31
7.97	276,035	1.79		1.70		2.91		30
1.59	262,068	1.79		1.71		3.38		38
7.85	223,364	1.81		1.71		4.10		24

2.57	14,320	0.72	(f)	0.65	(f)	4.93	(f)	14
10.36	14,599	0.73		0.65		5.00		40
2.48	15,278	0.72		0.65		4.75		26
(10.96)	15,113	0.71	(f)	0.64	(f)	4.12	(f)	31
9.09	14,881	0.72		0.64		3.97		30
2.69	6,682	0.72		0.64		4.46		38
9.03	649	0.74		0.64		5.22		24

2.54	627,805	0.78	(f)	0.71	(f)	4.86	(f)	14
10.31	720,447	0.79		0.71		4.94		40
2.40	833,193	0.78		0.71		4.69		26
(11.00)	1,040,308	0.77	(f)	0.70	(f)	4.03	(f)	31
9.02	1,283,908	0.79		0.70		3.90		30
2.60	1,060,386	0.79		0.71		4.38		38
8.91	961,413	0.80		0.71		5.09		24

See Notes to Financial Statements 70

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Floating Rate Income
Class A
2/28/25(d)	$18.18	$0.70	$(0.06)	$0.64	$(0.71)	$—	$(0.71)	$18.11
8/31/24	17.99	1.50	0.31	1.81	(1.62)	—	(1.62)	18.18
8/31/23	18.11	1.36	(0.11)	1.25	(1.37)	—	(1.37)	17.99
8/31/22(f)	19.06	0.63	(0.93)	(0.30)	(0.65)	—	(0.65)	18.11
9/30/21	17.80	0.72	1.32	2.04	(0.78)	—	(0.78)	19.06
9/30/20	19.08	0.80	(1.14)	(0.34)	(0.94)	—	(0.94)	17.80
9/30/19	19.65	0.93	(0.56)	0.37	(0.94)	—	(0.94)	19.08
Class C
2/28/25(d)	18.18	0.63	(0.06)	0.57	(0.64)	—	(0.64)	18.11
8/31/24	17.99	1.37	0.31	1.68	(1.49)	—	(1.49)	18.18
8/31/23	18.11	1.23	(0.11)	1.12	(1.24)	—	(1.24)	17.99
8/31/22(f)	19.06	0.50	(0.93)	(0.43)	(0.52)	—	(0.52)	18.11
9/30/21	17.80	0.59	1.31	1.90	(0.64)	—	(0.64)	19.06
9/30/20	19.08	0.66	(1.14)	(0.48)	(0.80)	—	(0.80)	17.80
9/30/19	19.65	0.79	(0.56)	0.23	(0.80)	—	(0.80)	19.08
Class R6
2/28/25(d)	18.27	0.73	(0.05)	0.68	(0.74)	—	(0.74)	18.21
8/31/24	18.09	1.57	0.30	1.87	(1.69)	—	(1.69)	18.27
8/31/23	18.21	1.45	(0.13)	1.32	(1.44)	—	(1.44)	18.09
8/31/22(f)	19.16	0.69	(0.93)	(0.24)	(0.71)	—	(0.71)	18.21
9/30/21	17.88	0.79	1.33	2.12	(0.84)	—	(0.84)	19.16
9/30/20	19.17	0.86	(1.15)	(0.29)	(1.00)	—	(1.00)	17.88
9/30/19	19.73	1.06	(0.62)	0.44	(1.00)	—	(1.00)	19.17
Class I
2/28/25(d)	18.20	0.72	(0.06)	0.66	(0.73)	—	(0.73)	18.13
8/31/24	18.01	1.55	0.31	1.86	(1.67)	—	(1.67)	18.20
8/31/23	18.14	1.38	(0.09)	1.29	(1.42)	—	(1.42)	18.01
8/31/22(f)	19.08	0.67	(0.92)	(0.25)	(0.69)	—	(0.69)	18.14
9/30/21	17.81	0.77	1.32	2.09	(0.82)	—	(0.82)	19.08
9/30/20	19.10	0.84	(1.15)	(0.31)	(0.98)	—	(0.98)	17.81
9/30/19	19.67	0.97	(0.55)	0.42	(0.99)	—	(0.99)	19.10

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)	Unaudited.
(e)	Annualized.
(f)	For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund’s fiscal year end was September 30th.

71

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses(c)	NII (Loss)(c)	Portfolio Turnover Rate

3.56%	$235,628	0.98%(e)	7.71%(e)	16%
10.51	211,263	0.99	8.31	24
7.24	204,409	1.02	7.61	24
(1.61)	246,410	0.94 (e)	3.70 (e)	37
11.67	121,925	1.03	3.88	52
(1.81)	90,684	1.01	4.43	63
1.93	112,723	1.00	4.81	32

3.17	49,103	1.73 (e)	6.97 (e)	16
9.69	51,907	1.74	7.56	24
6.45	48,289	1.77	6.89	24
(2.30)	55,285	1.69 (e)	2.93 (e)	37
10.79	34,192	1.78	3.14	52
(2.50)	33,375	1.76	3.66	63
1.21	53,639	1.75	4.10	32

3.78	234,801	0.66 (e)	8.04 (e)	16
10.79	274,487	0.67	8.64	24
7.59	271,373	0.70	8.08	24
(1.29)	227,215	0.61 (e)	4.03 (e)	37
12.03	83,970	0.70	4.20	52
(1.46)	55,634	0.67	4.75	63
2.34	54,122	0.66	5.53	32

3.69	1,126,666	0.73 (e)	7.96 (e)	16
10.79	984,816	0.74	8.56	24
7.46	1,016,373	0.77	7.73	24
(1.32)	1,795,387	0.69 (e)	3.97 (e)	37
11.93	828,572	0.78	4.10	52
(1.56)	535,410	0.76	4.65	63
2.24	895,304	0.76	5.04	32

See Notes to Financial Statements 72

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a	)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period

High Yield Income

Class A
2/28/25(d)	$17.91	$0.64		$0.05	$0.69	$(0.65)	$—	$(0.65)	$17.95
8/31/24	17.07	1.26		0.85	2.11	(1.27)	—	(1.27)	17.91
8/31/23	17.09	1.10		(0.05)	1.05	(1.07)	—	(1.07)	17.07
8/31/22(f)	19.77	0.77		(2.68)	(1.91)	(0.77)	—	(0.77)	17.09
9/30/21	18.51	0.86		1.40	2.26	(1.00)	—	(1.00)	19.77
9/30/20	20.16	1.04		(1.57)	(0.53)	(1.12)	—	(1.12)	18.51
9/30/19	20.14	1.03		0.07	1.10	(1.08)	—	(1.08)	20.16

Class C
2/28/25(d)	17.90	0.57		0.06	0.63	(0.59)	—	(0.59)	17.94
8/31/24	17.06	1.13		0.84	1.97	(1.13)	—	(1.13)	17.90
8/31/23	17.08	0.97		(0.05)	0.92	(0.94)	—	(0.94)	17.06
8/31/22(f)	19.75	0.64		(2.67)	(2.03)	(0.64)	—	(0.64)	17.08
9/30/21	18.49	0.72		1.40	2.12	(0.86)	—	(0.86)	19.75
9/30/20	20.14	0.89		(1.56)	(0.67)	(0.98)	—	(0.98)	18.49
9/30/19	20.11	0.88		0.08	0.96	(0.93)	—	(0.93)	20.14

Class R6
2/28/25(d)	18.02	0.67		0.07	0.74	(0.69)	—	(0.69)	18.07
8/31/24	17.17	1.33		0.86	2.19	(1.34)	—	(1.34)	18.02
8/31/23	17.19	1.19		(0.07)	1.12	(1.14)	—	(1.14)	17.17
8/31/22(f)	19.88	0.84		(2.70)	(1.86)	(0.83)	—	(0.83)	17.19
9/30/21	18.60	0.93		1.42	2.35	(1.07)	—	(1.07)	19.88
9/30/20	20.25	1.11		(1.57)	(0.46)	(1.19)	—	(1.19)	18.60
9/30/19	20.22	1.11		0.07	1.18	(1.15)	—	(1.15)	20.25

Class I
2/28/25(d)	17.94	0.66		0.06	0.72	(0.68)	—	(0.68)	17.98
8/31/24	17.09	1.31		0.85	2.16	(1.31)	—	(1.31)	17.94
8/31/23	17.11	1.15		(0.06)	1.09	(1.11)	—	(1.11)	17.09
8/31/22(f)	19.79	0.81		(2.67)	(1.86)	(0.82)	—	(0.82)	17.11
9/30/21	18.53	0.91		1.40	2.31	(1.05)	—	(1.05)	19.79
9/30/20	20.17	1.08		(1.55)	(0.47)	(1.17)	—	(1.17)	18.53
9/30/19	20.15	1.08		0.07	1.15	(1.13)	—	(1.13)	20.17

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Unaudited.
(e)	Annualized.
(f)	For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund’s fiscal year end was September 30th.

73

	Ratio/Supplemental Data
		Ratios to Average Net Assets Net
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c)		Portfolio Turnover Rate

3.93%	$62,164	1.07	%(e)	1.00	%(e)	7.17	%(e)	75%
12.81	58,657	1.08		1.01		7.26		181
6.37	49,840	1.07		1.00		6.51		135
(9.85)	50,895	1.05	(e)	1.00	(e)	4.54	(e)	116
12.44	53,994	1.06		0.99		4.40		134
(2.58)	39,747	1.04		1.00		5.43		128
5.73	47,647	1.04		1.00		5.22		70

3.55	12,884	1.82	(e)	1.75	(e)	6.42	(e)	75
11.96	11,835	1.83		1.76		6.50		181
5.57	13,359	1.82		1.75		5.72		135
(10.46)	18,123	1.80	(e)	1.75	(e)	3.76	(e)	116
11.61	30,391	1.81		1.75		3.69		134
(3.33)	36,222	1.80		1.75		4.70		128
4.94	54,408	1.80		1.75		4.47		70

4.18	34,078	0.67	(e)	0.60	(e)	7.53	(e)	75
13.26	17,151	0.69		0.62		7.62		181
6.70	17,731	0.68		0.61		6.99		135
(9.50)	7,779	0.67	(e)	0.62	(e)	4.94	(e)	116
12.87	7,568	0.70		0.63		4.78		134
(2.19)	6,567	0.68		0.63		5.82		128
6.09	6,651	0.68		0.64		5.58		70

4.06	590,136	0.82	(e)	0.75	(e)	7.41	(e)	75
13.14	574,136	0.83		0.76		7.53		181
6.62	427,359	0.82		0.75		6.76		135
(9.63)	458,620	0.80	(e)	0.75	(e)	4.77	(e)	116
12.69	579,139	0.81		0.74		4.66		134
(2.29)	427,818	0.79		0.75		5.67		128
5.98	492,539	0.79		0.75		5.45		70

See Notes to Financial Statements 74

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a	)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Preferred Securities and Income
Class A
2/28/25(d)	$15.60	$0.44		$0.09	$0.53	$(0.44)	$—	$—	$(0.44)	$15.69
8/31/24	14.46	0.84		1.17	2.01	(0.87)	—	—	(0.87)	15.60
8/31/23	15.49	0.79		(0.98)	(0.19)	(0.84)	—	—	(0.84)	14.46
8/31/22(f)	17.84	0.66		(2.25)	(1.59)	(0.73)	—	(0.03)	(0.76)	15.49
9/30/21	16.73	0.76		1.18	1.94	(0.83)	—	—	(0.83)	17.84
9/30/20	17.21	0.83		(0.45)	0.38	(0.86)	—	—	(0.86)	16.73
9/30/19	16.75	0.90		0.46	1.36	(0.90)	—	—	(0.90)	17.21
Class C
2/28/25(d)	15.61	0.38		0.09	0.47	(0.38)	—	—	(0.38)	15.70
8/31/24	14.47	0.73		1.17	1.90	(0.76)	—	—	(0.76)	15.61
8/31/23	15.50	0.68		(0.98)	(0.30)	(0.73)	—	—	(0.73)	14.47
8/31/22(f)	17.85	0.55		(2.26)	(1.71)	(0.61)	—	(0.03)	(0.64)	15.50
9/30/21	16.74	0.63		1.18	1.81	(0.70)	—	—	(0.70)	17.85
9/30/20	17.21	0.70		(0.44)	0.26	(0.73)	—	—	(0.73)	16.74
9/30/19	16.77	0.78		0.44	1.22	(0.78)	—	—	(0.78)	17.21
Class R6
2/28/25(d)	15.65	0.46		0.09	0.55	(0.46)	—	—	(0.46)	15.74
8/31/24	14.51	0.90		1.16	2.06	(0.92)	—	—	(0.92)	15.65
8/31/23	15.53	0.84		(0.97)	(0.13)	(0.89)	—	—	(0.89)	14.51
8/31/22(f)	17.89	0.71		(2.26)	(1.55)	(0.78)	—	(0.03)	(0.81)	15.53
9/30/21	16.77	0.83		1.18	2.01	(0.89)	—	—	(0.89)	17.89
9/30/20	17.25	0.89		(0.46)	0.43	(0.91)	—	—	(0.91)	16.77
9/30/19	16.79	0.95		0.46	1.41	(0.95)	—	—	(0.95)	17.25
Class I
2/28/25(d)	15.62	0.46		0.09	0.55	(0.46)	—	—	(0.46)	15.71
8/31/24	14.47	0.88		1.18	2.06	(0.91)	—	—	(0.91)	15.62
8/31/23	15.50	0.83		(0.98)	(0.15)	(0.88)	—	—	(0.88)	14.47
8/31/22(f)	17.86	0.70		(2.26)	(1.56)	(0.77)	—	(0.03)	(0.80)	15.50
9/30/21	16.74	0.81		1.19	2.00	(0.88)	—	—	(0.88)	17.86
9/30/20	17.22	0.87		(0.45)	0.42	(0.90)	—	—	(0.90)	16.74
9/30/19	16.77	0.95		0.44	1.39	(0.94)	—	—	(0.94)	17.22

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.

(d)	Unaudited.
(e)	Annualized.
(f)	For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund’s fiscal year end was September 30th.

75

	Ratio/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)	Expenses(c)		NII (Loss)(c)		Portfolio Turnover Rate

3.43%	$444,696	1.00	%(e)	5.65	%(e)	13%
14.31	441,911	1.03		5.65		22
(1.21)	459,831	1.01		5.36		22
(9.07)	551,741	0.99	(e)	4.34	(e)	12
11.79	597,657	0.99		4.32		14
2.33	458,391	1.03		4.97		37
8.45	416,289	1.03		5.44		34

3.04	123,593	1.75	(e)	4.89	(e)	13
13.46	130,468	1.78		4.90		22
(1.93)	146,126	1.76		4.62		22
(9.72)	184,904	1.74	(e)	3.57	(e)	12
10.96	232,618	1.74		3.57		14
1.63	235,790	1.78		4.21		37
7.54	260,290	1.79		4.69		34

3.57	585,941	0.68	(e)	5.96	(e)	13
14.62	634,395	0.70		5.96		22
(0.81)	559,817	0.69		5.66		22
(8.84)	1,051,040	0.67	(e)	4.65	(e)	12
12.16	944,235	0.68		4.65		14
2.66	453,348	0.69		5.32		37
8.77	382,299	0.70		5.73		34

3.54	3,731,371	0.75	(e)	5.90	(e)	13
14.64	3,636,249	0.78		5.89		22
(0.94)	3,222,096	0.76		5.62		22
(8.91)	3,338,638	0.74	(e)	4.57	(e)	12
12.11	3,842,118	0.74		4.57		14
2.57	2,792,500	0.78		5.20		37
8.66	2,800,599	0.78		5.69		34

See Notes to Financial Statements 76

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a	)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period

Strategic Income

Class A
2/28/25(d)	$9.99	$0.29		$(0.01)	$0.28	$(0.32)	$—	$(0.32)	$9.95
8/31/24	9.55	0.57		0.45	1.02	(0.58)	—	(0.58)	9.99
8/31/23	9.78	0.49		(0.23)	0.26	(0.49)	—	(0.49)	9.55
8/31/22(f)	9.66	0.07		0.12	0.19	(0.07)	—	(0.07)	9.78
6/30/22	11.23	0.35		(1.59)	(1.24)	(0.33)	—	(0.33)	9.66
6/30/21	10.69	0.34		0.53	0.87	(0.33)	—	(0.33)	11.23
6/30/20	10.60	0.36		0.12	0.48	(0.39)	—	(0.39)	10.69

Class C
2/28/25(d)	9.94	0.25		(0.01)	0.24	(0.28)	—	(0.28)	9.90
8/31/24	9.51	0.50		0.43	0.93	(0.50)	—	(0.50)	9.94
8/31/23	9.73	0.41		(0.22)	0.19	(0.41)	—	(0.41)	9.51
8/31/22(f)	9.61	0.05		0.13	0.18	(0.06)	—	(0.06)	9.73
6/30/22	11.17	0.26		(1.57)	(1.31)	(0.25)	—	(0.25)	9.61
6/30/21	10.64	0.26		0.52	0.78	(0.25)	—	(0.25)	11.17
6/30/20	10.55	0.28		0.12	0.40	(0.31)	—	(0.31)	10.64

Class R6
2/28/25(d)	10.02	0.31		(0.01)	0.30	(0.34)	—	(0.34)	9.98
8/31/24	9.59	0.61		0.43	1.04	(0.61)	—	(0.61)	10.02
8/31/23	9.82	0.52		(0.23)	0.29	(0.52)	—	(0.52)	9.59
8/31/22(f)	9.69	0.07		0.13	0.20	(0.07)	—	(0.07)	9.82
6/30/22	11.27	0.39		(1.60)	(1.21)	(0.37)	—	(0.37)	9.69
6/30/21	10.73	0.38		0.53	0.91	(0.37)	—	(0.37)	11.27
6/30/20	10.64	0.40		0.12	0.52	(0.43)	—	(0.43)	10.73

Class I
2/28/25(d)	9.99	0.30		(0.01)	0.29	(0.33)	—	(0.33)	9.95
8/31/24	9.55	0.60		0.44	1.04	(0.60)	—	(0.60)	9.99
8/31/23	9.78	0.51		(0.23)	0.28	(0.51)	—	(0.51)	9.55
8/31/22(f)	9.66	0.07		0.12	0.19	(0.07)	—	(0.07)	9.78
6/30/22	11.23	0.37		(1.58)	(1.21)	(0.36)	—	(0.36)	9.66
6/30/21	10.69	0.37		0.53	0.90	(0.36)	—	(0.36)	11.23
6/30/20	10.60	0.39		0.12	0.51	(0.42)	—	(0.42)	10.69

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)	Unaudited.
(e)	Annualized.
(f)	For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund’s fiscal year end was June 30th.

77

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses(c)		NII (Loss)(c)		Portfolio Turnover Rate

2.73%	$145,240	0.87	%(e)	0.80	%(e)	5.87	%(e)	38%
11.04	143,953	0.93		0.82		5.94		60
2.72	117,023	0.96		0.83		5.12		66
1.94	105,182	1.02	(e)	0.84	(e)	3.99	(e)	10
(11.26)	102,000	0.93		0.83		3.19		75
8.25	139,845	0.95		0.84		3.07		128
4.63	101,886	0.97		0.84		3.42		62

2.45	19,911	1.62	(e)	1.55	(e)	5.14	(e)	38
10.11	14,533	1.68		1.57		5.18		60
2.04	12,794	1.71		1.59		4.33		66
1.82	18,212	1.77	(e)	1.59	(e)	3.23	(e)	10
(11.91)	19,754	1.68		1.58		2.43		75
7.39	30,993	1.70		1.59		2.33		128
3.84	37,285	1.72		1.59		2.71		62

3.01	297,144	0.54	(e)	0.47	(e)	6.21	(e)	38
11.28	275,725	0.59		0.48		6.28		60
3.09	243,866	0.62		0.50		5.45		66
2.10	240,575	0.69	(e)	0.51	(e)	4.31	(e)	10
(10.97)	236,581	0.59		0.49		3.59		75
8.59	67,689	0.62		0.51		3.40		128
4.96	59,099	0.63		0.50		3.77		62

2.86	568,545	0.62	(e)	0.55	(e)	6.13	(e)	38
11.32	482,436	0.68		0.57		6.18		60
2.97	327,839	0.71		0.58		5.35		66
1.99	329,623	0.77	(e)	0.59	(e)	4.23	(e)	10
(11.01)	333,270	0.68		0.58		3.46		75
8.51	424,677	0.70		0.59		3.32		128
4.86	395,502	0.72		0.59		3.71		62

See Notes to Financial Statements 78

Notes to Financial Statements

(Unaudited)

1.	General Information

Trust and Fund Information: The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund (“Strategic Income”), among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and Nuveen High Yield Income Fund (“High Yield Income”), among others and Nuveen Investment Trust V is comprised of Nuveen Flexible Income Fund (“Flexible Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund” and collectively the “Funds”). Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. Nuveen Investment Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27, 2006.

Current Fiscal Period: The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Advisers: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management LLC (“NAM”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: None of the Trusts pay compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Notes to Financial Statements (continued)

Preferred Securities and Income	Value	% of Total Investments

Country:
United Kingdom	$608,143,348	12.3%
France	429,783,820	8.7
Canada	293,750,268	5.9
Spain	216,822,100	4.4
Switzerland	173,912,002	3.5
Netherlands	103,762,644	2.1
Germany	94,272,757	1.9
Mexico	54,752,513	1.1
Ireland	39,078,761	0.8
Other	119,965,607	2.4

Total non-U.S. Securities	$2,134,243,820	43.1%

Strategic Income	Value	% of Total Investments

Country:
Cayman Islands	$25,225,111	2.4%
Mexico	22,977,002	2.2
Brazil	16,115,488	1.5
United Kingdom	10,568,529	1.0
Chile	9,831,771	1.0
Canada	8,693,181	0.8
Colombia	6,529,847	0.7
Spain	6,427,102	0.6
Turkey	5,666,544	0.6
Other	102,764,579	9.8

Total non-U.S. Securities	$214,799,154	20.6%

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications: Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages

80

its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Notes to Financial Statements (continued)

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Credit Income	Level 1	Level 2	Level 3	Total

Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$–	$5,274,872	$–	$5,274,872
$25 Par (or similar) Retail Preferred	321,280	–	–	321,280
Asset-Backed Securities	–	9,870,408	964,125	10,834,533
Common Stocks	–	–	89	89
Corporate Bonds	–	59,163,360	–	59,163,360
Exchange-Traded Funds	2,502,671	–	–	2,502,671
Mortgage-Backed Securities	–	8,703,249	–	8,703,249
Sovereign Debt	–	4,857,570	–	4,857,570
Variable Rate Senior Loan Interests	–	12,725,452	–	12,725,452
Investments Purchased with Collateral from Securities Lending	5,055,256	–	–	5,055,256
Short-Term Investments:
Repurchase Agreements	–	8,368,868	–	8,368,868
Investments in Derivatives:
Futures Contracts*	33,598	–	–	33,598

Total	$7,912,805	$108,963,779	$964,214	$117,840,798

Flexible Income	Level 1	Level 2	Level 3	Total

Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$–	$288,576,188	$–	$288,576,188
$25 Par (or similar) Retail Preferred	75,178,408	–	–	75,178,408
Common Stocks	88,375,335	–	–	88,375,335
Convertible Bonds	–	21,199,600	–	21,199,600
Convertible Preferred Securities	20,925,171	–	–	20,925,171
Corporate Bonds	–	400,014,233	–	400,014,233
Investments Purchased with Collateral from Securities Lending	6,855,249	–	–	6,855,249
Short-Term Investments:
Repurchase Agreements	–	12,468,643	–	12,468,643

Total	$191,334,163	$722,258,664	$–	$913,592,827

82

Floating Rate Income	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$483,838	$9,627,087	$212,126	$10,323,051
Corporate Bonds	–	159,260,698	–	159,260,698
Exchange-Traded Funds	47,253,848	–	–	47,253,848
Variable Rate Senior Loan Interests	–	1,398,673,929	26,593	1,398,700,522
Warrants	–	236,091	10,409	246,500
Investments Purchased with Collateral from Securities Lending	2,859,986	–	–	2,859,986
Short-Term Investments:
Investment Companies	134,144,085	–	–	134,144,085

Total	$184,741,757	$1,567,797,805	$249,128	$1,752,788,690

High Yield Income	Level 1	Level 2	Level 3	Total

Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$–	$31,280,367	$–	$31,280,367
Common Stocks	–	4,425	–	4,425
Corporate Bonds	–	506,999,909	–	506,999,909
Exchange-Traded Funds	30,108,489	–	–	30,108,489
Variable Rate Senior Loan Interests	–	116,882,971	–	116,882,971
Investments Purchased with Collateral from Securities Lending	42,699,202	–	–	42,699,202
Short-Term Investments:
Investment Companies	14,819,832	–	–	14,819,832

Total	$87,627,523	$655,167,672	$–	$742,795,195

Preferred Securities and Income	Level 1	Level 2	Level 3	Total

Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$–	$2,454,577,580	$–	$2,454,577,580
$25 Par (or similar) Retail Preferred	499,489,507	–	–	499,489,507
Corporate Bonds	–	1,737,421,871	24,105,480	1,761,527,351
U.S. Government and Agency Obligations	–	76,533,606	–	76,533,606
Investments Purchased with Collateral from Securities Lending	143,657,287	–	–	143,657,287
Short-Term Investments:
Repurchase Agreements	–	13,931,158	–	13,931,158
Investments in Derivatives:
Futures Contracts*	10,543,367	–	–	10,543,367

Total	$653,690,161	$4,282,464,215	$24,105,480	$4,960,259,856

Strategic Income	Level 1	Level 2	Level 3	Total

Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$–	$70,922,554	$–	$70,922,554
Asset-Backed Securities	–	141,387,807	1,096,150	142,483,957
Corporate Bonds	–	211,155,569	–	211,155,569
Mortgage-Backed Securities	–	389,988,312	–	389,988,312
Sovereign Debt	–	76,494,550	–	76,494,550
U.S. Government and Agency Obligations	–	59,744,902	–	59,744,902
Variable Rate Senior Loan Interests	–	55,432,481	–	55,432,481
Investments Purchased with Collateral from Securities Lending	5,100,745	–	–	5,100,745
Short-Term Investments:
Repurchase Agreements	–	24,207,266	–	24,207,266
Investments in Derivatives:
Futures Contracts*	544,549	–	–	544,549

Total	$5,645,294	$1,029,333,441	$1,096,150	$1,036,074,885

*	Represents net unrealized appreciation (depreciation).

Notes to Financial Statements (continued)

4.	Portfolio Securities

Unfunded Commitments: Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds (except Flexible Income and Preferred Securities and Income) may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:

Fund	Outstanding Unfunded Senior Loan Commitments

Floating Rate Income	$936,026

Participation Commitments: With respect to the senior loans held in each Fund’s portfolio, the Funds (except Flexible Income and Preferred Securities and Income) may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received

Credit Income	$1,000 Par (or similar) Institutional Preferred	$311,478	$321,900
	Corporate Bonds	4,446,279	4,733,356

Total		$4,757,757	$5,055,256

Flexible Income	$1,000 Par (or similar) Institutional Preferred	$2,384,220	$2,461,555
	Corporate Bonds	4,243,045	4,393,694

Total		$6,627,265	$6,855,249

Floating Rate Income	Corporate Bonds	$2,741,372	$2,859,986

High Yield Income	Corporate Bonds	$37,618,522	$41,032,037
	Exchange-Traded Funds	1,632,296	1,667,165

Total		$39,250,818	$42,699,202

Preferred Securities and Income	$1,000 Par (or similar) Institutional Preferred	$60,212,436	$62,190,285
	$25 Par (or similar) Institutional Preferred	1,159,774	1,185,025
	Corporate Bonds	76,845,746	80,281,977

Total		$138,217,956	$143,657,287

Strategic Income	$1,000 Par (or similar) Institutional Preferred	$659,205	$683,625
	Corporate Bonds	4,147,761	4,328,920
	Sovereign Debt	86,449	88,200

Total		$4,893,415	$5,100,745

84

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty

Credit Income	Fixed Income Clearing Corporation	$8,368,868	$(8,536,389)
Flexible Income	Fixed Income Clearing Corporation	12,468,643	(12,718,074)
Preferred Securities and Income	Fixed Income Clearing Corporation	13,931,158	(14,210,015)
Strategic Income	Fixed Income Clearing Corporation	24,207,266	(24,691,641)

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales and Maturities	U.S. Government Sales

Credit Income	$77,916,027	$—	$56,471,444	$—
Flexible Income	134,263,708	—	213,197,017	—
Floating Rate Income	466,345,647	—	241,453,048	—
High Yield Income	560,407,330	—	495,418,810	—
Preferred Securities and Income	742,032,881	—	629,623,907	—
Strategic Income	307,340,599	220,985,860	172,162,892	188,856,226

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Sale of Vistra Vision interests: On December 31, 2024, Floating Rate Income and High Yield Income received all the proceeds for the sale of their interest in Vistra Vision. As of January 1, 2025, the Funds no longer have a receivable or payable on the Statement of Assets and Liabilities for this sale.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Credit Default Swap Contracts: A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current fiscal period, High Yield Income used credit default index swap contracts to gain broad exposure to the high yield bond market.

Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.

Notes to Financial Statements (continued)

Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.

The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.

The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

Futures Contracts: During the current fiscal period, Credit Income, Preferred Securities and Income and Strategic Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking- to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*

Credit Income	$6,269,803
Preferred Securities and Income	427,052,548
Strategic Income	138,364,009

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives

Derivative Instrument	Risk Exposure	Location	Value	Location	Value

Credit Income
Futures Contracts	Interest rate	Unrealized appreciation on futures contracts*	$33,598	-	$–

Preferred Securities and Income
Futures Contracts	Interest rate	Unrealized appreciation on futures contracts*	10,543,367	-	–

Strategic Income
Futures Contracts	Interest rate	Unrealized appreciation on futures contracts*	544,549	-	–

86

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Credit Income
Futures contracts	Interest rate	$(165,100)	$52,470

High Yield Income
Swap contracts	Credit	(210,055)	210,411

Preferred Securities and Income
Futures contracts	Interest rate	(30,325,834)	15,289,929

Strategic Income
Futures contracts	Interest rate	(4,279,003)	1,142,275

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Notes to Financial Statements (continued)

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 2/28/25		Year Ended 8/31/24
Credit Income	Shares	Amount	Shares	Amount
Subscriptions:
Class A	1,451,478	$9,793,072	1,005,007	$6,519,904
Class A - automatic conversion of Class C	155	1,046	–	–
Class C	133,935	899,876	286,559	1,876,863
Class I	5,944,550	40,126,573	4,453,741	29,156,239
Total subscriptions	7,530,118	50,820,567	5,745,307	37,553,006
Reinvestments of distributions:
Class A	292,036	1,967,757	548,517	3,577,714
Class C	37,234	250,459	65,812	428,835
Class I	252,377	1,704,290	347,875	2,274,671
Total reinvestments of distributions	581,647	3,922,506	962,204	6,281,220
Redemptions:
Class A	(1,639,346)	(11,041,879)	(1,882,772)	(12,236,169)
Class C	(244,974)	(1,646,568)	(392,831)	(2,515,846)
Class C - automatic conversion to Class A	(156)	(1,046)	–	–
Class I	(2,994,822)	(20,239,163)	(4,022,296)	(26,419,249)
Total redemptions	(4,879,298)	(32,928,656)	(6,297,899)	(41,171,264)
Net increase (decrease)	3,232,467	$21,814,417	409,612	$2,662,962

	Six Months Ended 2/28/25		Year Ended 8/31/24
Flexible Income	Shares	Amount	Shares	Amount
Subscriptions:
Class A	795,233	$15,102,149	1,643,955	$30,114,555
Class A - automatic conversion of Class C	1,277	24,172	–	–
Class C	82,266	1,562,188	239,413	4,361,603
Class R6	29,998	571,750	80,253	1,494,087
Class I	2,536,091	48,110,674	7,704,152	141,092,702
Total subscriptions	3,444,865	65,370,933	9,667,773	177,062,947
Reinvestments of distributions:
Class A	224,249	4,250,956	508,790	9,335,948
Class C	118,704	2,246,021	320,049	5,854,348
Class R6	6,397	122,121	16,267	300,515
Class I	910,371	17,276,928	2,145,669	39,397,421
Total reinvestments of distributions	1,259,721	23,896,026	2,990,775	54,888,232
Redemptions:
Class A	(1,413,394)	(26,769,618)	(3,109,442)	(57,094,029)
Class C	(1,145,506)	(21,689,752)	(2,572,608)	(47,029,811)
Class C - automatic conversion to Class A	(1,279)	(24,172)	–	–
Class R6	(50,581)	(966,191)	(168,219)	(3,120,359)
Class I	(8,314,342)	(157,639,483)	(17,780,482)	(325,690,299)
Total redemptions	(10,925,102)	(207,089,216)	(23,630,751)	(432,934,498)
Net increase (decrease)	(6,220,516)	$(117,822,257)	(10,972,203)	$(200,983,319)

88

	Six Months Ended 2/28/25		Year Ended 8/31/24
Floating Rate Income	Shares	Amount	Shares	Amount
Subscriptions:
Class A	3,418,750	$62,215,286	4,320,216	$78,241,393
Class A - automatic conversion of Class C	1,730	31,422	–	–
Class C	358,173	6,513,051	866,417	15,665,769
Class R6	1,842,946	33,715,493	2,637,769	48,074,593
Class I	19,221,080	349,923,363	24,155,645	437,300,316
Total subscriptions	24,842,679	452,398,615	31,980,047	579,282,071
Reinvestments of distributions:
Class A	386,401	7,022,921	847,038	15,327,337
Class C	87,924	1,598,065	205,154	3,711,737
Class R6	494,909	9,043,988	1,288,693	23,442,662
Class I	2,040,835	37,133,312	4,669,808	84,580,980
Total reinvestments of distributions	3,010,069	54,798,286	7,010,693	127,062,716
Redemptions:
Class A	(2,417,350)	(43,966,552)	(4,905,544)	(88,824,423)
Class C	(588,540)	(10,702,024)	(899,744)	(16,279,194)
Class C - automatic conversion to Class A	(1,730)	(31,422)	–	–
Class R6	(4,461,025)	(81,342,950)	(3,909,927)	(71,086,773)
Class I	(13,230,731)	(240,823,540)	(31,134,250)	(563,057,888)
Total redemptions	(20,699,376)	(376,866,488)	(40,849,465)	(739,248,278)
Net increase (decrease)	7,153,372	$130,330,413	(1,858,725)	$(32,903,491)

	Six Months Ended 2/28/25		Year Ended 8/31/24
High Yield Income	Shares	Amount	Shares	Amount
Subscriptions:
Class A	454,857	$8,182,062	857,944	$14,907,105
Class A - automatic conversion of Class C	840	15,107	–	–
Class C	136,247	2,450,062	174,300	3,048,284
Class R6	2,034,486	36,732,109	1,367,256	24,200,012
Class I	2,911,044	52,375,972	8,610,554	150,932,074
Total subscriptions	5,537,474	99,755,312	11,010,054	193,087,475
Reinvestments of distributions:
Class A	114,587	2,058,857	204,050	3,559,325
Class C	22,046	395,775	44,340	771,832
Class R6	38,871	702,744	77,777	1,364,179
Class I	1,195,885	21,517,300	2,080,633	36,372,422
Total reinvestments of distributions	1,371,389	24,674,676	2,406,800	42,067,758
Redemptions:
Class A	(382,526)	(6,874,150)	(707,349)	(12,305,477)
Class C	(100,443)	(1,802,720)	(340,706)	(5,902,383)
Class C - automatic conversion to Class A	(840)	(15,107)	–	–
Class R6	(1,139,310)	(20,554,934)	(1,525,650)	(27,000,153)
Class I	(3,289,959)	(59,091,061)	(3,688,741)	(64,484,312)
Total redemptions	(4,913,078)	(88,337,972)	(6,262,446)	(109,692,325)
Net increase (decrease)	1,995,785	$36,092,016	7,154,408	$125,462,908

Notes to Financial Statements (continued)

	Six Months Ended 2/28/25		Year Ended 8/31/24
Preferred Securities and Income	Shares	Amount	Shares	Amount
Subscriptions:
Class A	3,321,201	$51,977,040	7,990,278	$119,278,069
Class C	710,745	11,140,427	1,389,023	20,933,804
Class R6	6,348,259	99,648,631	14,390,444	217,467,311
Class I	36,031,398	564,201,396	91,622,434	1,372,309,904
Total subscriptions	46,411,603	726,967,494	115,392,179	1,729,989,088
Reinvestments of distributions:
Class A	712,910	11,150,661	1,538,769	23,059,470
Class C	185,377	2,901,767	425,606	6,379,598
Class R6	861,707	13,523,663	1,906,821	28,684,996
Class I	5,974,845	93,550,355	11,520,586	173,007,735
Total reinvestments of distributions	7,734,839	121,126,446	15,391,782	231,131,799
Redemptions:
Class A	(4,021,156)	(62,872,592)	(12,999,657)	(193,881,884)
Class C	(1,383,061)	(21,636,025)	(3,554,566)	(52,902,714)
Class R6	(10,528,870)	(165,323,463)	(14,356,646)	(214,357,113)
Class I	(37,331,198)	(584,207,757)	(92,906,073)	(1,370,755,378)
Total redemptions	(53,264,285)	(834,039,837)	(123,816,942)	(1,831,897,089)
Net increase (decrease)	882,157	$14,054,103	6,967,019	$129,223,798

	Six Months Ended 2/28/25		Year Ended 8/31/24
Strategic Income	Shares	Amount	Shares	Amount
Subscriptions:
Class A	2,944,335	$29,128,169	4,613,405	$44,145,230
Class A - automatic conversion of Class C	2,824	27,902	–	–
Class C	778,955	7,713,141	623,523	6,041,600
Class R6	2,718,349	26,972,892	2,861,144	27,833,777
Class I	14,855,268	147,268,083	26,871,228	261,549,643
Total subscriptions	21,299,731	211,110,187	34,969,300	339,570,250
Reinvestments of distributions:
Class A	401,346	3,977,641	722,846	7,004,281
Class C	46,077	454,514	66,046	636,587
Class R6	930,358	9,255,591	1,608,071	15,634,485
Class I	1,444,230	14,309,959	1,964,364	19,049,927
Total reinvestments of distributions	2,822,011	27,997,705	4,361,327	42,325,280
Redemptions:
Class A	(3,158,992)	(31,262,805)	(3,170,921)	(30,716,414)
Class C	(272,933)	(2,694,012)	(573,143)	(5,490,942)
Class C - automatic conversion to Class A	(2,836)	(27,902)	–	–
Class R6	(1,386,238)	(13,762,638)	(2,395,241)	(23,289,883)
Class I	(7,441,469)	(73,622,575)	(14,844,018)	(143,368,534)
Total redemptions	(12,262,468)	(121,369,932)	(20,983,323)	(202,865,773)
Net increase (decrease)	11,859,274	$117,737,960	18,347,304	$179,029,757

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

90

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Credit Income	$118,312,079	$2,113,558	$(2,584,839)	$(471,281)
Flexible Income	930,766,566	25,166,300	(42,340,039)	(17,173,739)
Floating Rate Income	1,780,795,992	25,140,313	(53,147,615)	(28,007,302)
High Yield Income	740,090,149	10,684,837	(7,979,791)	2,705,046
Preferred Securities and Income	5,070,297,780	146,527,284	(256,565,208)	(110,037,924)
Strategic Income	1,051,082,169	16,101,918	(31,109,202)	(15,007,284)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Credit Income	$1,876,565	$–	$(384,768)	$(140,154,157)	$–	$(612,366)	$(139,274,726)
Flexible Income	–	–	(20,139,714)	(212,929,007)	(23,132,980)	(4,282,888)	(260,484,589)
Floating Rate Income	6,542,405	–	(19,750,108)	(284,363,143)	–	(11,419,795)	(308,990,641)
High Yield Income	5,762,596	–	11,768,329	(220,506,365)	–	(4,065,244)	(207,040,684)
Preferred Securities and Income	10,002,262	–	(160,742,572)	(436,532,560)	–	(23,061,044)	(610,333,914)
Strategic Income	7,701,108	–	(19,990,950)	(91,194,814)	–	(4,964,324)	(108,448,980)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

Credit Income	$46,863,731	$93,290,426	$140,154,157

Flexible Income	79,805,787	133,123,220	212,929,007

Floating Rate Income	67,754,876	216,608,267	284,363,143

High Yield Income	28,577,504	191,928,861	220,506,365

Preferred Securities and Income	108,964,664	327,567,896	436,532,560

Strategic Income	34,458,557	56,736,257	91,194,814

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Notes to Financial Statements (continued)

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Average Daily Net Assets	Credit Income	Flexible Income	Floating Rate Income	High Yield Income	Preferred Securities and Income	Strategic Income
For the first $125 million	0.4000%	0.5500%	0.4500%	0.4500%	0.5500%	0.3600%
For the next $125 million	0.3875	0.5375	0.4375	0.4375	0.5375	0.3475
For the next $250 million	0.3750	0.5250	0.4250	0.4250	0.5250	0.3350
For the next $500 million	0.3625	0.5125	0.4125	0.4125	0.5125	0.3225
For the next $1 billion	0.3500	0.5000	0.4000	0.4000	0.5000	0.3100
For the next $3 billion	0.3250	0.4750	0.3750	0.3750	0.4750	0.2850
For the next $5 billion	0.3000	0.4500	0.3500	0.3500	0.4500	0.2600
For net assets over $10 billion	0.2875	0.4375	0.3375	0.3375	0.4375	0.2475

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of February 28, 2025, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee

Credit Income	0.1574%

Flexible Income	0.1574%

Floating Rate Income	0.1574%

High Yield Income	0.1574%

Preferred Securities and Income	0.1574%

92

Fund	Complex-Level Fee

Strategic Income	0.1574%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap

Credit Income	0.75%	July 31, 2026	N/A
Flexible Income	0.75%	July 31, 2026	1.25%
Floating Rate Income	0.85%	July 31, 2026	1.10%
High Yield Income	0.79%	July 31, 2026	1.35%
Preferred Securities and Income	N/A	N/A	1.25%
Strategic Income	0.59%	July 31, 2026	N/A

N/A - Not Applicable.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in “Affiliated income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Amount

Credit Income	$–

Flexible Income	16,767

Floating Rate Income	–

High Yield Income	–

Preferred Securities and Income	–

Strategic Income	–

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected	Paid to Financial Intermediaries

Credit Income	$–	$–

Flexible Income	57,162	52,187

Floating Rate Income	139,377	131,086

High Yield Income	54,912	48,874

Preferred Securities and Income	360,236	331,515

Strategic Income	158,175	145,104

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

Notes to Financial Statements (continued)

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances

Credit Income	$5,898

Flexible Income	22,263

Floating Rate Income	146,893

High Yield Income	16,076

Preferred Securities and Income	222,267

Strategic Income	133,801

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained

Credit Income	$6,858

Flexible Income	18,988

Floating Rate Income	44,710

High Yield Income	10,192

Preferred Securities and Income	87,407

Strategic Income	24,348

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained

Credit Income	$1,029

Flexible Income	776

Floating Rate Income	12,897

High Yield Income	1,963

Preferred Securities and Income	16,086

Strategic Income	120

As of the end of the reporting period, the percentage of Fund shares owned by Nuveen were as follows:

Fund	Nuveen Owned Shares

Flexible Income	-%*
Floating Rate Income	-%*

*Rounds to less than 1%.

9.	Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.

94

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

Credit Income	$–

Flexible Income	–

Floating Rate Income	44,472,273

High Yield Income	–

Preferred Securities and Income	33,500,000

Strategic Income	–

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

Credit Income	–	$–	–%

Flexible Income	–	–	–

Floating Rate Income	14	15,762,305	6.03

High Yield Income	–	–	–

Preferred Securities and Income	3	33,500,000	6.53

Strategic Income	–	–	–

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors/trustees (all of whom are independent) by each Fund is reported as “Directors/Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust V

Date: May 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: May 7, 2025	By:	/s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)